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As filed with the Securities and Exchange Commission on May 1, 2002 Registration Nos. 2-80348 and 811-3599

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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X /
Pre-Effective Amendment No. ______	/ /
Post-Effective Amendment No. 59	/X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/
Amendment No. 61	/X /
(Check appropriate box or boxes)

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               THE ROYCE FUND
(Exact name of Registrant as specified in charter)

1414 Avenue of the Americas, New York, New York 10019
(Address of principal executive offices) (Zip Code)

(212) 355-7311
(Registrant's Telephone Number, including Area Code)

Charles M. Royce, President
The Royce Fund
1414 Avenue of the Americas, New York, New York 10019
(Name and Address of Agent for Service)

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It is proposed that this filing will become effective (check appropriate box)
/X/ immediately upon filing pursuant to paragraph (b)
/ / on 12/31/01 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on Date pursuant to paragraph (a)(ii)
/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on (date) pursuant to paragraph (a)(ii) of Rule 485
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If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Total number of pages: ___
Index to Exhibits is located on page:

PROSPECTUS

TheRoyceFund

VALUE INVESTING IN SMALL COMPANIES FOR MORE THAN 25 YEARS

Pennsylvania Mutual Fund
Royce Micro-Cap Fund
Royce Total Return Fund
Royce Low-Priced Stock Fund
Royce Opportunity Fund
Royce Premier Fund
Royce Trust & GiftShares Fund

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Royce Special Equity Fund

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Royce Select Fund

Investment Class Shares

PROSPECTUS

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May 1, 2002

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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

PROSPECTUS

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Overview	1

Pennsylvania Mutual Fund	2

Royce Micro-Cap Fund	4

Royce Total Return Fund	6

Royce Low-Priced Stock Fund	8

Royce Opportunity Fund	10

Royce Premier Fund	12

Royce Trust & GiftShares Fund	14

Royce Special Equity Fund	16

Royce Select Fund	18

Investing in Small-Company Stocks	20

Management of the Funds	22

General Shareholder Information	24

Investing in Royce Trust & GiftShares Fund	28

Investing in Royce Select Fund	30

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OVERVIEW

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     At Royce & Associates, LLC (“Royce”), the Funds’ investment adviser, we invest in small- and micro-cap stocks that are trading significantly below our assessment of their current worth. We base our assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company’s future growth prospects and current financial condition. We select securities using a risk-averse value approach, with the expectation that their market prices should increase toward our estimate of their current worth, resulting in capital appreciation for Fund investors.

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     Our Funds’ ability to achieve their goals will depend largely on our skill in selecting their portfolio companies using our risk-averse value approach. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

— Chuck Royce

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      This Prospectus relates only to the Investment Class of shares of the above Funds, which are offered by The Royce Funds without sales charges or commissions. Shares of other Fund classes are generally offered only for institutions or through certain broker-dealers or retirement plans.

     The information on pages 2-19 about each Fund’s investment goals and principal strategies and about the primary risks for a Fund’s investors is based on, and should be read in conjunction with, the information on pages 20-21 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce’s risk-averse value approach to investing.

     The performance information presented in this Prospectus is current to December 31, 2001. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

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`

     The Funds included in this Prospectus may be a suitable investment as part of your overall investment plan if you want to include a fund (or funds) that focuses on small- and/or micro-cap companies.

THE ROYCE FUND PROSPECTUS   |  1

PENNSYLVANIA MUTUAL FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

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     Pennsylvania Mutual Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a broadly diversified portfolio of equity securities issued by both small- and micro-cap companies that it believes are trading significantly below its estimate of their current worth. In the upper end of the small-cap market (companies with stock market capitalizations from $400 million to $2 billion), the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. In the micro-cap sector (market capitalizations less than $400 million), the Fund invests in securities selected by Royce from a universe of more than 6,600 micro-cap companies that it believes are trading significantly below its estimate of their current worth. Senior Portfolio Managers Charles M. Royce and W. Whitney George co-manage the Fund.

     Normally, the Fund will invest at least 65% of its net assets in the equity securities of such small- and micro-cap companies.

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	203

Median Market Capitalization	$470 Million

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PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Pennsylvania Mutual Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year over the last 10 years. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 19.47% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -14.94% (quarter ended 9/30/01).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	10 Year

Return Before Taxes	18.38%	14.08%	12.75%

Return After Taxes on
Distributions	15.91%	11.03%	9.44%

Return After Taxes on
Distributions and Sale
of Fund Shares	12.88%	10.81%	9.38%

Russell 2000*	2.48%	7.52%	11.51%

*Reflects no deductions for fees, expenses or taxes. ‹/R› 2 | THE ROYCE FUND PROSPECTUS

TICKER: PENNX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

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SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	0.79%

Distribution (12b-1) fees	None

Other expenses	0.20%

Total Annual Fund Operating Expenses	0.99%

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EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

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1 Year	3 Years	5 Years	10 Years

$101	$315	$547	$1,213

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FINANCIAL HIGHLIGHTS INFORMATION

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The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 6.88	$ 7.28	$ 7.35	$ 7.82	$ 7.11

Investment Operations
Net investment income	0.02	0.05	0.04	0.05	0.07

Net realized and unrealized gain on investments	1.22	1.19	0.38	0.24	1.70

Total from investment operations	1.24	1.24	0.42	0.29	1.77

Distributions
Distributions from net investment income	(0.03)	(0.01)	(0.04)	(0.05)	(0.06)

Distributions from net realized gain on investments	(0.70)	(1.63)	(0.45)	(0.71)	(1.00)

Total distributions	(0.73)	(1.64)	(0.49)	(0.76)	(1.06)

Net Asset Value, End of Period	$ 7.39	$ 6.88	$ 7.28	$ 7.35	$ 7.82

Total Return	18.4%	18.4%	6.0%	4.2%	25.0%

Ratios/Supplemental Data
Net assets, end of period (millions)	$ 445	$ 369	$ 371	$ 467	$ 508

Ratio of expenses to average net assets	0.99%	1.03%	1.04%	1.01%	1.05%

Ratio of net investment income to average net assets	0.24%	0.63%	0.49%	0.62%	0.88%

Portfolio turnover rate	39%	45%	21%	29%	18%

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THE ROYCE FUND PROSPECTUS | 3

ROYCE MICRO-CAP FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

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Royce Micro-Cap Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. W. Whitney George, Senior Portfolio Manager of Royce, manages the Fund.

     Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which we define as companies with stock market capitalizations less than $400 million at the time of investment).

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PORTFOLIO DIAGNOSTICS (12/31/01)

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Number of Securities	146

Median Market Capitalization	$255 Million

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PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in small- or larger-cap companies or other asset classes.

      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year over the last 10 years. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 22.59% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -20.70% (quarter ended 9/30/98).

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ANNUALIZED RETURNS — in Percentages (%)

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	1 Year	5 Year	10 Year

Return Before Taxes	23.14%	14.51%	16.20%

Return After Taxes on
Distributions	22.69%	12.91%	14.06%

Return After Taxes on
Distributions and Sale
of Fund Shares	14.39%	11.55%	12.91%

Russell 2000*	2.48%	7.52%	11.51%

*Reflects no deductions for fees, expenses or taxes. ‹/R› 4 | THE ROYCE FUND PROSPECTUS

TICKER: RYOTX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

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SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.50%

Distribution (12b-1) fees	None

Other expenses	0.25%

Total Annual Fund Operating Expenses	1.75%
Fee Waiver	(0.26)%

Net Annual Fund Operating Expenses	1.49%

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 1.49% through December 31, 2002.

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Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

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1 Year	3 Years	5 Years	10 Years

$152	$526	$925	$2,041

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FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

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2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 9.78	$ 9.50	$ 8.55	$ 9.40	$ 8.14

Investment Operations
Net investment income (loss)	(0.07)	(0.02)	(0.08)	(0.05)	0.00

Net realized and unrealized gain (loss) on investments	2.33	1.58	1.24	(0.29)	2.01

Total from investment operations	2.26	1.56	1.16	(0.34)	2.01

Distributions
Distributions from net investment income	(0.00)	(0.00)	(0.00)	(0.01)	(0.00)

Distributions from net realized gain on investments	(0.19)	(1.28)	(0.21)	(0.50)	(0.75)

Total distributions	(0.19)	(1.28)	(0.21)	(0.51)	(0.75)

Net Asset Value, End of Period	$ 11.85	$ 9.78	$ 9.50	$ 8.55	$ 9.40

Total Return	23.1%	16.7%	13.7%	(3.3)%	24.7%

Ratios/Supplemental Data
Net assets, end of period (millions)	$203	$ 140	$ 112	$ 165	$ 200

Ratio of expenses to average net assets*	1.49%	1.49%	1.49%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	(0.69)%	(0.22)%	(0.72)%	(0.57)%	0.04%

Portfolio turnover rate	30%	71%	24%	56%	38%

*For 2001, 2000, 1999, 1998 and 1997, these ratios would have been 1.75%, 1.82%, 1.86%, 1.81% and 1.80%, respectively, before fee waivers by Royce. ‹/R› THE ROYCE FUND PROSPECTUS | 5

ROYCE TOTAL RETURN FUND

INVESTMENT GOALS AND PRINCIPAL STRATEGIES

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The investment goals of Royce Total Return Fund are both long-term growth of capital and current income. Royce invests the Fund’s assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. Of the more than 8,000 small- and micro-cap companies, more than 2,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Charles M. Royce manages the Fund.

     Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $2 billion at the time of investment.

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PORTFOLIO DIAGNOSTICS (12/31/01)

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Number of Securities	246

Median Market Capitalization	$713 Million

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PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

‹R›

The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year since its inception. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

‹/R›

CALENDAR YEAR RETURNS — in Percentages (%)

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During the period shown in the bar chart, the highest return for a calendar quarter was 15.17% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -12.58% (quarter ended 9/30/01).

ANNUALIZED RETURNS —in Percentages (%)

	1 Year	5 Year	Since Inception (12/15/93)

Return Before Taxes	14.78%	12.52%	14.71%

Return After Taxes on
Distributions	13.60%	10.60%	12.03%

Return After Taxes on
Distributions and Sale
of Fund Shares	9.44%	9.50%	11.00%

Russell 2000*	2.48%	7.52%	10.20%

*Reflects no deductions for fees, expenses or taxes. ‹/R› 6 | THE ROYCE FUND PROSPECTUS

TICKER: RYTRX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

‹R›

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%

Distribution (12b-1) fees	None

Other expenses	0.24%

Total Annual Fund Operating Expenses	1.24%

‹/R›

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

‹R›

1 Year	3 Years	5 Years	10 Years

$126	$393	$681	$1,500

‹/R›

FINANCIAL HIGHLIGHTS INFORMATION

‹R›

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 7.77	$ 7.15	$ 7.56	$ 7.52	$ 6.29

Investment Operations
Net investment income	0.09	0.16	0.17	0.15	0.11

Net realized and unrealized gain (loss) on investments	1.05	1.18	(0.07)	0.20	1.38

Total from investment operations	1.14	1.34	0.10	0.35	1.49

Distributions
Distributions from net investment income	(0.11)	(0.15)	(0.16)	(0.15)	(0.11)

Distributions from net realized gain on investments	(0.21)	(0.57)	(0.35)	(0.16)	(0.15)

Total distributions	(0.32)	(0.72)	(0.51)	(0.31)	(0.26)

Net Asset Value, End of Period	$ 8.59	$ 7.77	$ 7.15	$ 7.56	$ 7.52

Total Return	14.8%	19.4%	1.6%	4.8%	23.7%

Ratios/Supplemental Data
Net assets, end of period (millions)	$ 509	$ 282	$ 248	$ 245	$ 120

Ratio of expenses to average net assets*	1.24%	1.25%	1.25%	1.25%	1.25%

Ratio of net investment income to average net assets	1.14%	2.08%	2.32%	2.75%	3.15%

Portfolio turnover rate	24%	24%	39%	66%	26%

*For 2000, 1999, 1998 and 1997, these ratios would have been 1.28%, 1.31%, 1.35% and 1.67%, respectively, before fee waivers by Royce. ‹/R› THE ROYCE FUND PROSPECTUS | 7

ROYCE LOW-PRICED STOCK FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

‹R›

Royce Low-Priced Stock Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in the low-priced equity securities of small- and micro-cap companies. We define as low-priced those companies whose average cost per share in the Fund’s portfolio will be less than $20. Institutional investors generally do not make such securities an area of their focus, and they receive only limited broker research coverage. These conditions create opportunities to find securities trading significantly below Royce’s estimate of their current worth. W. Whitney George, Senior Portfolio Manager of Royce, manages the Fund.

     Normally, the Fund will invest at least 80% of its net assets in such low-priced equity securities. At least 65% of these securities will be issued by small- and micro-cap companies with market capitalizations of less than $2 billion at the time of investment.

‹/R›

PORTFOLIO DIAGNOSTICS (12/31/01)

‹R›

Number of Securities	152

Median Market Capitalization	$522 Million

‹/R›

PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Low-Priced Stock Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of low-priced and small- and micro-cap securities are generally even more volatile and their markets are even less liquid than for securities with higher share prices or securities of larger-cap companies. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in higher-priced small-caps, larger-cap companies or other asset classes. Some issuers of low-priced securities may be financially distressed or involved in bankruptcy, liquidation, reorganization or recapitalization proceedings. Specifically because of their lower prices relative to other companies, low-priced stocks may be subject to even more abrupt or erratic market movements.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

‹R›

The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year since its inception. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 27.66% (quarter ended 12/31/01) and the lowest return for a quarter was -21.50% (quarter ended 9/30/98).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	Since Inception (12/15/93)

Return Before Taxes	25.07%	19.73%	18.12%

Return After Taxes on
Distributions	24.97%	17.46%	15.60%

Return After Taxes on
Distributions and Sale
of Fund Shares	15.27%	15.33%	14.03%

Russell 2000*	2.48%	7.52%	10.20%

*Reflects no deductions for fees, expenses or taxes. ‹/R› 8 | THE ROYCE FUND PROSPECTUS

TICKER: RYLPX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

‹R›

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.50%

Distribution (12b-1) fees	0.25%

Other expenses	0.27%

Total Annual Fund Operating Expenses	2.02%

Fee Waiver	(0.5	3)%

Net Annual Fund Operating Expenses	1.49%

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 1.49% through December 31, 2002.

‹/R›

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

‹R›

1 Year	3 Years	5 Years	10 Years

$152	$582	$1,039	$2,306

‹/R›

FINANCIAL HIGHLIGHTS INFORMATION

‹R›

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 9.35	$ 8.16	$ 6.95	$ 6.82	$ 6.30

Investment Operations
Net investment income (loss)	(0.06)*	0.00	(0.03)	(0.01)	(0.03)

Net realized and unrealized gain on investments	2.40	1.93	2.03	0.17	1.26

Total from investment operations	2.34	1.93	2.00	0.16	1.23

Distributions
Distributions from net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Distributions from net realized gain on investments	(0.02)	(0.74)	(0.79)	(0.03)	(0.71)

Total distributions	(0.02)	(0.74)	(0.79)	(0.03)	(0.71)

Net Asset Value, End of Period	$ 11.67	$ 9.35	$ 8.16	$ 6.95	$ 6.82

Total Return	25.1%	24.0%	29.8%	2.4%	19.5%

Ratios/Supplemental Data
Net assets, end of period (millions)	$ 1,025	$ 131	$ 25	$ 21	$ 18

Ratio of expenses to average net assets**	1.49%	1.49%	1.49%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	(0.54)%	0.04%	(0.49)%	(0.11)%	(0.47)%

Portfolio turnover rate	31%	56%	103%	111%	99%

* Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

** For 2001, 2000, 1999, 1998 and 1997, these ratios would have been 2.02%, 2.08%, 2.28%, 2.31% and 2.38%, respectively, before fee waivers by Royce.

‹/R›

THE ROYCE FUND PROSPECTUS | 9

ROYCE OPPORTUNITY FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

Royce Opportunity Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a diversified portfolio of equity securities issued by small- and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Boniface A. Zaino, Senior Portfolio Manager of Royce, manages the Fund.

     Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations less than $2 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies.

‹R›

     Normally, the Fund will invest at least 65% of its net assets in equity securities.

‹/R›

PORTFOLIO DIAGNOSTICS (12/31/01)

‹R›

Number of Securities	260

Median Market Capitalization	$301 Million

‹/R›

PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

‹R›

The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year since its inception. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

‹/R›

CALENDAR YEAR RETURNS — in Percentages (%)

‹R›

During the period shown in the bar chart, the highest return for a calendar quarter was 31.19% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -20.09% (quarter ended 9/30/98).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	Since Inception (11/19/96)

Return Before Taxes	17.32%	18.72%	19.43%

Return After Taxes on
Distributions	16.87%	16.19%	16.94%

Return After Taxes on
Distributions and Sale
of Fund Shares	10.67%	14.36%	15.03%

Russell 2000*	2.48%	7.52%	8.32%

*Reflects no deductions for fees, expenses or taxes. ‹/R› 10 | THE ROYCE FUND PROSPECTUS

‹R›

TICKER: RYPNX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%

Distribution (12b-1) fees	None

Other expenses	0.19%

Total Annual Fund Operating Expenses	1.19%

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$121	$378	$654	$1,443

‹/R›

FINANCIAL HIGHLIGHTS INFORMATION

‹R›

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 7.78	$ 7.19	$ 6.02	$ 5.92	$ 5.26

Investment Operations
Net investment income (loss)	(0.01)	0.00	(0.00)	(0.01)	0.07

Net realized and unrealized gain on investments	1.35	1.40	1.91	0.29	1.03

Total from investment operations	1.34	1.40	1.91	0.28	1.10

Distributions
Distributions from net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.08)

Distributions from net realized gain on investments	(0.11)	(0.81)	(0.74)	(0.18)	(0.36)

Total distributions	(0.11)	(0.81)	(0.74)	(0.18)	(0.44)

Net Asset Value, End of Period	$ 9.01	$ 7.78	$ 7.19	$ 6.02	$ 5.92

Total Return	17.3%	19.9%	32.3%	4.9%	20.8%

Ratios/Supplemental Data
Net assets, end of period (millions)	$ 577	$ 299	$ 60	$ 34	$ 22

Ratio of expenses to average net assets*	1.19%	1.24%	1.46%	1.25%	0.99%

Ratio of net investment income (loss) to average net assets	(0.19)%	0.00%	(0.07)%	(0.16)%	1.23%

Portfolio turnover rate	44%	56%	122%	120%	77%

*For 1998 and 1997, these ratios would have been 1.54% and 1.56%, respectively, before fee waivers by Royce. ‹/R› THE ROYCE FUND PROSPECTUS | 11

ROYCE PREMIER FUND

INVESTMENT GOALS AND PRINCIPAL STRATEGIES

‹R›

Royce Premier Fund’s primary investment goal is long-term growth of capital. Current income is a secondary goal. Royce generally invests the Fund’s assets in a limited number of equity securities issued by small companies with stock market capitalizations between $400 million and $2 billion. Royce looks for companies that it considers “premier” — those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Senior Portfolio Managers Charles M. Royce and W. Whitney George co-manage the Fund.

     Normally, the Fund will invest at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations less than $2 billion at the time of investment and/or will produce income for the Fund.

‹/R›

PORTFOLIO DIAGNOSTICS (12/31/01)

‹R›

Number of Securities	50

Median Market Capitalization	$1.2 Billion

‹/R›

PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited number of portfolio securities may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

‹R›

The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year over the last 10 years. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 21.04% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -14.84% (quarter ended 9/30/01).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	10 Year

Return Before Taxes	9.61%	12.59%	13.61%

Return After Taxes on
Distributions	9.07%	10.97%	11.88%

Return After Taxes on
Distributions and Sale
of Fund Shares	6.24%	9.92%	10.89%

Russell 2000*	2.48%	7.52%	11.51%

*Reflects no deductions for fees, expenses or taxes. ‹/R› 12 | THE ROYCE FUND PROSPECTUS

TICKER: RYPRX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

‹R›

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee
On purchases held for six months or more	None

On purchases held for less than six months	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%

Distribution (12b-1) fees	None

Other expenses	0.19%

Total Annual Fund Operating Expenses	1.19%

‹/R›

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

‹R›

1 Year	3 Years	5 Years	10 Years

$121	$378	$654	$1,443

‹/R›

FINANCIAL HIGHLIGHTS INFORMATION

‹R›

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 9.83	$ 9.56	$ 9.14	$ 8.70	$ 7.81

Investment Operations
Net investment income (loss)	(0.00)	0.03	0.01	0.05	0.09

Net realized and unrealized gain on investments	0.94	1.54	1.00	0.53	1.35

Total from investment operations	0.94	1.57	1.01	0.58	1.44

Distributions
Distributions from net investment income	(0.00)	(0.03)	(0.01)	(0.05)	(0.09)

Distributions from net realized gain on investments	(0.23)	(1.27)	(0.58)	(0.09)	(0.46)

Total distributions	(0.23)	(1.30)	(0.59)	(0.14)	(0.55)

Net Asset Value, End of Period	$ 10.54	$ 9.83	$ 9.56	$ 9.14	$ 8.70

Total Return	9.6%	17.1%	11.5%	6.7%	18.4%

Ratios/Supplemental Data
Net assets, end of period (millions)	$ 797	$ 676	$ 568	$ 569	$ 533

Ratio of expenses to average net assets	1.19%	1.20%	1.23%	1.23%	1.24%

Ratio of net investment income (loss) to average net assets	(0.04)%	0.34%	0.11%	0.55%	1.20%

Portfolio turnover rate	41%	40%	48%	46%	18%

‹/R›

THE ROYCE FUND PROSPECTUS | 13

ROYCE TRUST & GIFTSHARES FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

‹R›

The investment goal of Royce Trust & GiftShares Fund is long-term growth of capital. The Investment Class of the Fund is designed solely for trust accounts and to enable investors to make long-term gifts that may qualify for the federal annual gift tax exclusion and that may also be used to help pay for the beneficiary’s college and other post-secondary education. Please see pp. 28-29 for more information, including information about GiftShare Accounts.

     Royce invests the Fund’s assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on companies that it believes are trading significantly below its estimate of their current worth. Charles M. Royce manages the Fund.

     Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by small-cap companies (those less than $2 billion in market capitalization at the time of investment).

‹/R›

PORTFOLIO DIAGNOSTICS (12/31/01)

‹R›

Number of Securities	54

Median Market Capitalization	$599 Million

‹/R›

PRIMARY RISKS FOR FUND INVESTORS

‹R›

As with any mutual fund that invests in common stocks, Royce Trust & GiftShares Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.

‹/R›

     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

‹R›

The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year since its inception. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of income taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes or of any gift taxes.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 33.70% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -18.56% (quarter ended 9/30/01).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	Since Inception (12/27/95)

Return Before Taxes	20.51%	23.51%	23.82%

Return After Taxes on
Distributions	18.68%	20.44%	20.66%

Return After Taxes on
Distributions and Sale
of Fund Shares	12.86%	18.32%	18.66%

Russell 2000*	2.48%	7.52%	9.06%

*Reflects no deductions for fees, expenses or taxes. ‹/R› 14 | THE ROYCE FUND PROSPECTUS

TICKER: RGFAX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

‹R›

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Annual Trustee’s Fee on GiftShare Accounts	$ 50

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%

Distribution (12b-1) fees	0.25%

Other expenses	0.39%

Total Annual Fund Operating Expenses	1.64%

Fee Waiver	(0.15)%

Net Annual Fund Operating Expenses	1.49%

*Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 1.49% through December 31, 2002. ‹/R›

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waiver in year 1)remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

‹R›

1 Year	3 Years	5 Years	10 Years

$152	$503	$878	$1,931

Exclusive of $50 annual trustee’s fee per GiftShare Account. For GiftShare Accounts opened prior to or during 2002, Royce will pay that portion of the currently effective annual trustee’s fee in excess of $50 per account and the trustee’s fees for establishing and terminating the trusts.

‹/R›

FINANCIAL HIGHLIGHTS INFORMATION

‹R›

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each year on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$ 9.99	$ 10.10	$ 8.24	$ 6.91	$ 5.83

Investment Operations
Net investment income (loss)	(0.08)	(0.05)	(0.04)	(0.02)	(0.01)

Net realized and unrealized gain on investments	2.12	1.19	3.35	1.37	1.52

Total from investment operations	2.04	1.14	3.31	1.35	1.51

Distributions
Distributions from net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Distributions from net realized gain on investments	(0.56)	(1.25)	(1.45)	(0.43)

Total distributions	(0.56)	(1.25)	(1.45)	(0.02)	(0.43)

Net Asset Value, End of Period	$ 11.47	$ 9.99	$ 10.10	$ 8.24	$ 6.91

Total Return	20.5%	11.7%	41.8%	19.5%	26.0%

Ratios/Supplemental Data
Net assets, end of period (millions)	$ 26	$ 19	$ 15	$ 8	$ 4

Ratio of expenses to average net assets*	1.49%	1.49%	1.49%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	(0.81)%	(0.59)%	(0.60)%	(0.35)%	(0.32)%

Portfolio turnover rate	53%	90%	152%	153%	64%

* For 2001, 2000, 1999, 1998 and 1997, these ratios would have been 1.64%, 1.78%, 2.12%, 2.45% and 3.82%, respectively, before fee waivers and expense reimbursements by Royce.

‹/R›

THE ROYCE FUND PROSPECTUS  |  15

‹R›

ROYCE SPECIAL EQUITY FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

The investment goal of Royce Special Equity Fund is long-term growth of capital. Royce invests the Fund’s assets primarily in the equity securities of small- and micro-cap companies with market capitalizations less than $1 billion. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which combines classic value analysis with accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff. Charles R. Dreifus, Senior Portfolio Manger of Royce, manages the Fund.

     Normally, the Fund will invest at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations less than $1 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	49

Median Market Capitalization	$173 Million

PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Special Equity Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year since its inception. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 20.87% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -11.31% (quarter ended 9/30/98).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	Since Inception (5/1/98)

Return Before Taxes	30.75%	6.96%

Return After Taxes on
Distributions	30.27%	6.57%

Return After Taxes on
Distributions and Sale
of Fund Shares	18.71%	5.44%

Russell 2000*	2.48%	1.51%

*Reflects no deductions for fees, expenses or taxes. ‹/R› 16 | THE ROYCE FUND PROSPECTUS

TICKER: RYSEX

‹R›

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee	None
On purchases held for six months or more	None

On purchases held for less than six months	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%

Distribution (12b-1) fees	None

Other expenses	0.76%

Total Annual Fund Operating Expenses	1.76%

Fee Waiver	(0.2	7)%

Net Annual Fund Operating Expenses	1.49%

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 1.49% through December 31, 2002.

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EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

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1 Year	3 Years	5 Years	10 Years

$152	$528	$929	$2,051

FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,	2001	2000	1999	1998*

Net Asset Value, Beginning of Period	$ 9.55	$ 8.31	$ 9.30	$ 10.00

Investment Operations
Net investment income	0.11	0.12	0.09	0.02

Net realized and unrealized gain (loss) on investment	2.71	1.23	(0.98)	(0.70)

Total from investment operations	2.82	1.35	(0.89)	(0.68)

Distributions
Distributions from net investment income	(0.11)	(0.11)	(0.10)	(0.02)

Total distributions	(0.11)	(0.11)	(0.10)	(0.02)

Shareholder Redemption Fees Paid	0.11	—	—	—

Net Asset Value, End of Period	$ 12.37	$ 9.55	$ 8.31	$ 9.30

Total Return	30.8%	16.3%	-9.6%	-6.8%†

Ratios/Supplemental Data
Net assets, end of period (millions)	$ 6	$ 3	$ 3	$ 3

Ratio of expenses to average net assets**	1.49%	1.49%	1.49%	1.49 ††

Ratio of net investment income (loss) to average net assets	0.87%	1.38%	0.96%	0.33%††

Portfolio turnover rate	124%	61%	57%	13%

* The Fund commenced operations on May 1, 1998.
** For 2001, 2000, 1999 and 1998, these ratios would have been 1.76%, 2.26%, 2.12% and 2.20%, respectively, before fee waivers and expense reimbursements by Royce.
†Not Annualized.
††Annualized.

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THE ROYCE FUND PROSPECTUS | 17

ROYCE SELECT FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

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The investment goal of Royce Select Fund, a fund designed for “qualified investors,” is long-term growth of capital. Royce invests the Fund’s assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. In its selection process, Royce puts primary emphasis on balance sheet quality, cash flows and various internal returns indicative of profitability, and the relationships that these factors have to the price of a given security. Charles M. Royce manages the Fund.

     Normally, the Fund will invest at least 80% of its net assets in equity securities of small-cap (less than $2 billion in market capitalization at the time of investment) and micro-cap (less than $400 million in market capitalization at the time of investment) companies.

     The only ordinary operating expense of the Fund is a performance fee paid to Royce equal to 12.5% of the Fund’s pre-fee total return. Only persons who are “qualified investors” (persons who are qualified clients within the meaning of the Securities and Exchange Commission rule permitting such a performance fee) may invest in the Fund. Please see p. 30 for more information.

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	51

Median Market Capitalization	$626 Million

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PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Select Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year since its inception. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 27.67% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -15.90% (quarter ended 9/30/01).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	Since Inception (11/18/98)

Return Before Taxes	24.50%	26.66%

Return After Taxes on
Distributions	22.81%	24.46%

Return After Taxes on
Distributions and Sale
of Fund Shares	13.70%	21.10%

Russell 2000*	2.48%	8.74%

*Reflects no deductions for fees, expenses or taxes. ‹/R› 18 | THE ROYCE FUND PROSPECTUS

TICKER: RYSFX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

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SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends None	None

Early redemption fee
On purchases held for three years or more	None

On purchases held for less than three years	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Performance fees*	2.72%

Distribution (12b-1) fees	None

Other expenses	None

Total Annual Fund Operating Expenses*	2.72%

* Based on 12.5% of the Fund’s pre-fee high watermarked return of 21.8% in 2001. Actual performance fees will depend on the Fund’s future returns. Other expenses are shown as “none”because Royce is responsible for paying them.

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EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 21.8% return for the first year and a 5% pre-fee return for each subsequent year. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

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1 Year	3 Years	5 Years	10 Years

$536	$453	$623	$1,115

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years	5 Years	10 Years

$298	$453	$623	$1,115

FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights table is intended to help you understand the Fund’s financial performance since its inception and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,	2001	2000	1999	1998*

Net Asset Value, Beginning of Period	$ 147.35	$ 141.04	$ 107.79	$ 100.00

Investment Operations
Net investment income (loss)	(3.13)	(2.24)	(2.84)	0.06

Net realized and unrealized gain on investments	39.01	22.38	40.71	7.79

Total from investment operations	35.88	20.14	37.87	7.85

Distributions
Distributions from net investment income	(0.00)	(0.00)	(0.00)	(0.06)

Distributions from net realized gain on investments	(6.26)	(13.83)	(4.62)	(0.00)

Total distributions	(6.26)	(13.83)	(4.62)	(0.06)

Net Asset Value, End of Period	$ 176.97	$ 147.35	$ 141.04	$ 107.79

Total Return	24.5%	15.0%	35.4%	7.9%†

Ratios/Supplemental Data
Net assets, end of period (millions)	$ 19	$ 13	$ 10	$ 1

Ratio of expenses to average net assets**	2.72%	2.48%	4.61%	0.00%†

Ratio of net investment income (loss) to average net assets	(2.13)%	(1.71)%	(3.94)%	0.06%†

Portfolio turnover rate	54%	114%	136%	27%

* The Fund commenced operations on November 18, 1998. ** For 1999 and 1998, these ratios would have been 5.38% and 1.03%, respectively, before fee waivers by Royce. †Not Annualized. ‹/R›

THE ROYCE FUND PROSPECTUS | 19

Small-capitalization stocks or Small-caps are stocks with market capitalizations of $2 billion or less.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the largest 3,000 companies tracked by Frank Russell Company.

INVESTING IN SMALL-COMPANY STOCKS

Small- and Micro-Cap Stocks

Royce views the large and diverse universe of small-cap companies as having two investment segments or tiers. Royce defines small-cap as those companies with market capitalizations between $400 million and $2 billion; we refer to the segment with market capitalizations less than $400 million as micro-cap.

     Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks. As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally requires it to have a long-term (at least three years) investment outlook for a portfolio security.

     The micro-cap segment consists of more than 6,600 companies. These companies are followed by relatively few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk. This leads Royce to more broadly diversify most of the Funds investing in micro-cap stocks by holding proportionately smaller positions in more companies.

     The upper tier of the small-cap universe of securities consists of approximately 1,400 companies. In this segment, there is a relatively higher level of ownership by institutional investors and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for these securities more efficient than that of micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask spreads. As a result, Royce normally employs a more concentrated approach when investing in the upper tier of small-caps, holding proportionately larger positions in a relatively limited number of securities.

20  |  THE ROYCE FUND PROSPECTUS

Value Investing

     Royce uses a value method in managing the Funds’ assets. In selecting securities for the Funds, Royce evaluates the quality of a company’s balance sheet, the level of its cash flows and various measures of a company’s profitability. Royce then uses these factors to assess the company’s current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company’s future growth prospects and current financial condition.

     Royce invests in securities of companies that are trading significantly below its estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Royce also anticipates that the market price of the company’s securities should increase over a three- to five-year period toward this estimate, resulting in capital appreciation for Fund investors.

     Royce’s value approach strives to reduce some of the other risks of investing in small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating various other risk factors. Royce attempts to lessen financial risk by buying companies that combine strong balance sheets with low leverage. Other than for Royce Select Fund and Royce Trust & GiftShares Fund, which limit the number of securities in their portfolios, Royce attempts to decrease portfolio risk in the micro-cap segment of the small-cap universe by broadly diversifying portfolio holdings.

     While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility.

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     Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

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Temporary Investments

     Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

THE ROYCE FUND PROSPECTUS  |  21

Royce invests in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

(l-r) Jack Fockler, Whitney George, Chuck Royce, Charlie Dreifus, Buzz Zaino

MANAGEMENT OF THE FUNDS

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Royce & Associates, LLC is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 25 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He is also the primary portfolio manager or co-manager of five of the Funds in this prospectus.

     Royce’s investment staff also includes three other Senior Portfolio Managers: W. Whitney George, Managing Director and Vice President; Boniface A. Zaino, Managing Director; and Charles R. Dreifus, Principal. Royce’s investment staff is assisted by Jack E. Fockler, Jr., Managing Director and Vice President. Mr. George has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 and previously was Group Managing Director at Trust Company of the West (since 1984). Mr. Dreifus joined Royce in February 1998 and previously was Managing Director (since June 1995) and General Partner (from 1983 until June 1995) of Lazard Freres & Co. LLC. Mr. Fockler has been employed by Royce since 1989.

     Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. The Royce Fund has adopted a distribution plan for Royce Low-Priced Stock Fund and Royce Trust & GiftShares Fund under Rule 12b-1. Under the plan, these Funds are obligated to pay a fee to RFS at the annual rate of 0.25% of the average net assets of their Investment Class. RFS will use these fees to cover sales-related and shareholder servicing costs and to pay sales commissions and other fees to broker-dealers who introduce investors to the Funds. RFS has agreed to waive its fees for Royce Low-Priced Stock Fund through December 2002.

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22  |  THE ROYCE FUND PROSPECTUS

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Royce receives advisory fees monthly as compensation for its services to the Funds. (See page 30 for information about the performance fees payable to Royce from Royce Select Fund.) The annual rates of these fees, before any waiver to cap the expense ratios of certain Funds at specified levels as shown in the Fees and Expenses tables, are:

•	1% of the first $50 million of Pennsylvania Mutual Fund’s average net assets, 0.875% of the next $50 million of its average net assets and 0.75% of its average net assets in excess of $100 million.

•	1.5% of the average net assets of Royce Micro-Cap Fund and Royce Low-Priced Stock Fund.

•	1% of the average net assets of Royce Total Return Fund, Royce Opportunity Fund, Royce Premier Fund, Royce Trust & GiftShares Fund and Royce Special Equity Fund.

For 2001, the actual net fees, after waivers, paid to Royce on average net assets were 0.79% for Pennsylvania Mutual Fund, 1.24% for Royce Micro-Cap Fund, 1.00% for Royce Total Return Fund, 1.22% for Royce Low-Priced Stock Fund, 1.00% for Royce Opportunity Fund, 1.00% for Royce Premier Fund, 1.00% for Royce Trust & GiftShares Fund, 0.73% for Royce Special Equity Fund and 2.72% for Royce Select Fund.

     State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. State Street’s agent, National Financial Data Services (“NFDS”), is the Funds’ transfer agent.

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THE ROYCE FUND PROSPECTUS  |  23

Net Asset Value (NAV) is the value of the Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

GENERAL SHAREHOLDER INFORMATION

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For a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please refer to The Royce Fund’s Shareholder Guide dated May 1, 2002.

Purchasing Shares

     The Funds offered through this Prospectus are no-load, meaning that you pay no sales fees or commissions to buy shares directly from The Royce Fund. The Funds do pay their own management fees and other operating expenses as outlined in this Prospectus.

     If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund’s books. RFS, Royce and/or the Funds may compensate broker-dealers, financial intermediaries and other service providers who introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares.

     For the year ended December 31, 2001, Royce made payments for distribution services to broker-dealers, financial intermediaries and other service providers out of its own resources in the amount of $2,869,479.

PURCHASING SHARES

Minimum initial investments for shares purchased directly from The Royce Fund, excluding Royce Trust & GiftShares Fund and Royce Select Fund.

Account Type	Minimum

Regular Account	$2,000

IRA	500

Automatic Investment or
Direct Deposit Plan Accounts	500

403(b)(7) or 401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

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PURCHASING SHARES IN ROYCE TRUST & GIFTSHARES FUND AND ROYCE SELECT FUND

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Minimum

Royce Trust & GiftShares Fund	$ 5,000

Royce Select Fund	$50,000

The minimum for subsequent investments for each Fund is $100.

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Redeeming Shares

‹R› Early Redemption Fee ‹/R› You may redeem shares in your account at any time. In order to discourage short-term trading, 24 | THE ROYCE FUND PROSPECTUS

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The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of any Fund (other than Royce Trust & GiftShares Fund and Royce Select Fund) that you held for less than six months. A fee of 2% is assessed on redemptions of shares in Royce Select Fund held for less than three years. Each fee is payable to the Fund out of the proceeds otherwise payable to you.

     The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account (or another Royce Fund account from which you exchanged). For accounts registered on the books of the Funds’ transfer agent, the anniversary month of an account determines the six-month holding period, so that if you purchased a Fund’s shares in June 2002, these shares would be subject to the fee if you were to redeem them prior to December 2002 (June 2005 for Royce Select Fund). If you were to redeem the shares on or after December 1, 2002 (June 1, 2005 for Royce Select Fund), they would not be subject to the fee.

     You will incur no fee on shares that you acquire through distribution reinvestment or that you exchange into another Royce Fund. The following types of shareholders and accounts are exempt from the early redemption fee: employees of The Royce Fund, Royce or RFS or members of their immediate families or employee benefit plans for them; participants in an Automatic Investment or Withdrawal Plan; certain pre-approved group investment plans and charitable organizations; profit-sharing trusts, corporations or other institutional investors that are investment advisory clients of Royce; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; and GiftShare accounts.

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Other Redemption Information

     The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

     The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities — redemption in kind — under certain circumstances.

     The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

     The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

THE ROYCE FUND PROSPECTUS  |  25

Net Asset Value per Share

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     The price of shares that you purchase or redeem will be at their net asset value. The net asset value per share (NAV) for each Fund is calculated at the close of regular trading on the New York Stock Exchange (generally 4 p.m. Easterntime) and is determined every day that the Exchange is open. Net asset value per share is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees.

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     The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed.

Reports

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     The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “your account” at www.roycefunds.com for more details.

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Dividends, Distributions and Taxes

     Royce Total Return Fund pays dividends from its net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.

     Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

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     If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, the Internal Revenue Service will require that you treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

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26  |  THE ROYCE FUND PROSPECTUS

     You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder’s investment.

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     The IRS requires that a Fund withhold 27% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

     The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

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TAXATION OF DISTRIBUTIONS

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to Federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

The taxation of distributions is not related to how long you have owned a Fund’s shares. The following table describes in general how distributions are taxed at the federal level. The Funds’annual distributions normally consist primarily of capital gains:

Distribution	Rate for 15% tax bracket investors	Rate for 28% and higher tax bracket investors

Income dividend	Ordinary	Ordinary
	income rate	income rate

Short-term	Ordinary	Ordinary
capital gains	income rate	income rate

Long-term
capital gains	10	20

* 8% for gains on securities held for more than five years.

THE ROYCE FUND PROSPECTUS | 27

INVESTING IN ROYCE TRUST & GIFTSHARES FUND

‹R› Royce Trust & GiftShares Fund is designed specifically for long-term investments. Investment Class Shares are limited to the following types of accounts:

•	Trust Accounts — A trustee for an individual or organization may invest in the Fund if the provisions of the trust agreement are acceptable to The Royce Fund and the trustee has his, her or its own tax advisor.

•	GiftShare Accounts — This option is designed exclusively for gifting and estate planning. It offers a unique way to make a long-term gift to a child (minor or adult) or another individual. (You may not open a Gift-Share Account for yourself or your spouse.) An investment in a GiftShare Account may qualify for the annual federal gift tax exclusion and may also help pay for a beneficiary’s college or other post-secondary education. See the information on the right for more details. To receive additional information, call Investor Services at (800) 221-4268 or visit www.roycefunds.com for an information packet, which includes the trust agreement.

The minimum initial investment in any Royce Trust & GiftShares Fund account is $5,000. Subsequent investments may be made for $100 or more.

The account options available to a donor under the GiftShare trust agreement are:

Withdrawal Option (Annual Exclusion):

A donor will use this option primarily to make a gift that may qualify for the annual federal gift tax exclusion and/or as a means to pay for the beneficiary’s college or other post-secondary education.

•	The donor may design the trust to permit withdrawals to help pay for the beneficiary’s college or other post-secondary education; the trustee will distribute the balance of the assets, if any, to the beneficiary at the termination of the trust.

•	The beneficiary will be taxed on all of the trust’s income and capital gains and may request that the trustee redeem Fund shares necessary to pay any applicable taxes.

•	The trustee will send an information statement to the beneficiary annually, which shows the amount of income and capital gains that must be reported on the beneficiary’s tax returns for that year.

Accumulation Option (Unified Credit):

A donor will use this option primarily to make a gift while restricting access to the gifted assets. This option does not allow the donor to use the federal annual gift tax exclusion, and there can be no distributions to fund educational expenses or otherwise before the trust terminates.

•	The trustee is responsible for filing all federal and state income tax returns and may redeem Fund shares necessary to pay any applicable taxes; the trust will be taxed on all of its income and capital gains in excess of $100 per year.

•	The trustee will distribute assets to the beneficiary at the termination of the trust.

‹/R› 28 | THE ROYCE FUND PROSPECTUS

‹R›

GiftShare Accounts

     The following information, including Tax and Redemption Information, applies only to GiftShare Accounts. As independent trustee, State Street Bank and Trust Company will hold the shares of a GiftShare Account in trust until the termination date that you, the donor, specify. The duration of the trust may be as long as you wish, but must be at least 10 years from the time the GiftShare Account is opened or until the beneficiary reaches the age of majority, whichever is later. A GiftShare trust is irrevocable; neither the donor nor the beneficiary may amend its terms in any way. When the trust terminates, the beneficiary will receive the shares in the account. The beneficiary may then continue to own the shares, but may not purchase additional shares with the exception of reinvested distributions.

Tax Information for GiftShare Accounts

     Investments in a GiftShare Account will be subject to the reporting requirements of federal gift tax law. In general, the law requires that individuals file federal gift tax returns, which report all gifts they made during the calendar year, except gifts of present interest in property that qualify for, and do not exceed, the amount of the federal annual gift tax exclusion (currently $11,000 or $22,000 for a joint gift by an individual and his/her spouse). The option that the donor selects in the trust adoption agreement will determine whether or not a particular gift of Fund shares qualifies for the annual exclusion. A gift of Fund shares may also be subject to state gift tax reporting under the laws of the state in which the donor resides.

     Additional information about these and other tax matters applicable to an investment in a GiftShare Account appears in the Statement of Additional Information under “Taxation — Royce Trust & GiftShares Fund.” Due to the complexity of federal and state laws pertaining to all gifts in trust, prospective donors should consider consulting with an attorney or other qualified tax advisor before investing in aGiftShare Account.

Redemption Information for GiftShare Accounts

     Until a GiftShare trust terminates, only the independent trustee, as the legal owner of the shares, may redeem them. The trustee’s capacity and ability to redeem shares, and the beneficiary’s right to compel redemption, are subject to the terms and conditions of the Royce Trust & GiftShares Fund Trust Instrument.

‹/R›

THE ROYCE FUND PROSPECTUS  |  29

INVESTING IN ROYCE SELECT FUND

Who May Invest in the Fund

‹R›

Only “qualified investors” may invest in Royce Select Fund. A “qualified investor” is defined as one who meets the Securities and Exchange Commission’s definition of the term “qualified client”. The term qualified client includes:

‹/R›

(a)	an individual who, or a corporation, partnership, trust or other company that, Royce (and any person acting on its behalf) reasonably believes, immediately prior to the purchase, has a net worth (in the case of an individual, together with assets held jointly with a spouse) of more than $1,500,000 at the time of the purchase; or

(b)	an individual who, or a company that, immediately after the purchase owns Fund shares having a net asset value of at least $750,000.

‹R›

     The requirement that Fund shares be purchased only by qualified investors applies to both initial and subsequent investments in the Fund. Qualified investors (or any persons acting on their behalf) must represent to The Royce Fund and Royce in writing that they are investing in the Fund for their own accounts and not with a view to transferring their Fund shares or any interest in them to another person. The Royce Fund has imposed restrictions on transfers of the Fund’s shares in order to prevent persons who are not qualified investors from purchasing them.

‹/R›

Performance Fee

     As compensation for its services to the Fund and for paying the Fund’s other ordinary operating expenses as set forth below, Royce is entitled to receive from the Fund a performance fee of 12.5% of the Fund’s pre-fee total return. The fee, payable monthly, is calculated and accrued daily, based on the value of the Fund’s then current assets.

     Fees are subject to a high watermark test. Fund shares will not bear a fee for any day on which the Fund’s pre-fee cumulative total return does not exceed its pre-fee cumulative total return as of the day on which a fee was last accrued. However, Royce will not reimburse previously accrued fees because of any negative total returns occurring after their accrual.

Responsibility for Payment of Other Operating Expenses

     Royce is responsible for paying all of the Fund’s other operating expenses, except for brokerage commissions, taxes, interest, litigation expenses and other expenses not incurred in the ordinary course of the Fund’s business.

To Invest in Royce Select Fund

     To open a new account directly with the Fund, please call Investor Services at (800) 221-4268 for an Account Application. Investments in the Fund may also be made through a registered investment advisor, broker-dealer, trust company or other financial intermediary who has previously established a relationship with Royce for this Fund. The minimum initial investment is $50,000. The minimum subsequent investment is $1,000.

30  |  THE ROYCE FUND PROSPECTUS

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For More Information

TheRoyceFund

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Provides more details about The Royce Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By telephone

(800) 221-4268

By mail

The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

Through the Internet

Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (800) SEC-0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-6009.

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

SEC File # 811-03599

INV-PRO-0502

PROSPECTUS

TheRoyceFund

VALUE INVESTING IN SMALL COMPANIES FOR MORE THAN 25 YEARS

Pennsylvania Mutual Fund
Royce Micro-Cap Fund
Royce Total Return Fund
Royce Trust & GiftShares Fund

Consultant Class Shares

PROSPECTUS


May 1, 2002


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

PROSPECTUS

OVERVIEW


     At Royce & Associates, LLC (“Royce”), the Funds’ investment adviser, we invest in small- and micro-cap stocks that are trading significantly below our assessment of their current worth. We base our assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company’s future growth prospects and current financial condition. We select securities using a risk-averse value approach, with the expectation that their market prices should increase toward our estimate of their current worth, resulting in capital appreciation for Fund investors.


     Our Funds’ ability to achieve their goals will depend largely on our skill in selecting their portfolio companies using our risk-averse value approach. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

— Chuck Royce


     This Prospectus relates only to the Consultant Share Classes of The Royce Funds, which are generally offered only through certain broker-dealers and/or financial intermediaries.


     The information on pages 2-9 about each Fund’s investment goals and principal strategies and about the primary risks for a Fund’s investors is based on, and should be read along with, the information on pages 10-11 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce’s risk-averse value approach to investing.

     The performance information presented in this Prospectus is current to December 31, 2001. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

     The Funds included in this Prospectus may be a suitable investment as part of your overall investment plan if you want to include a fund (or funds) that focuses on small- and/or micro-cap companies.

THE ROYCE FUND PROSPECTUS  |  1

PENNSYLVANIA MUTUAL FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

Pennsylvania Mutual Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a broadly diversified portfolio of equity securities issued by both small- and micro-cap companies that it believes are trading significantly below its estimate of their current worth. In the upper end of the small-cap range (companies with stock market capitalizations from $400 million to $2 billion), the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. In the lower end of the range (market capitalizations less than $400 million), the Fund invests in securities selected by Royce from a universe of more than 6,600 micro-cap companies that it believes are trading significantly below its estimate of their current worth. Senior Portfolio Managers Charles M. Royce and W. Whitney George co-manage the Fund.


     Normally, the Fund will invest at least 65% of its net assets in the equity securities of such small- and micro-cap companies.

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	203

Median Market Capitalization	$470 Million


PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Pennsylvania Mutual Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you may lose money over short or long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.


The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year over the last 10 years. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. The sale of Consultant Class shares commenced on June 18, 1997. The performance information prior to that date is for Investment Class shares that have no 12b-1 fees. If Consultant Class’s 12b-1 fees had been reflected, total returns prior to June 18, 1997 would have been lower.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 19.20% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -15.12% (quarter ended 9/30/01).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	10 Year

Return Before Taxes	17.51%	13.32%	12.38%

Return After Taxes on Distributions	15.27%	10.54%	9.20%

Return After Taxes on Distributions
and Sale of Fund Shares	12.36%	10.34%	9.14%

Russell 2000*	2.48%	7.52%	11.51%

* Reflects no deductions for fees, expenses or taxes.  2 THE ROYCE FUND PROSPECTUS

TICKER: RYPCX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None


ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	0.79%

Distribution (12b-1) fees	1.00%

Other Expenses	0.18%

Total Annual Fund Operating Expenses	1.97%

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Expense ratio at or below 1.97% through December 31, 2002.


EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:


1 Year	3 Years	5 Years	10 Years

$200	$618	$1,062	$2,296


FINANCIAL HIGHLIGHTS INFORMATION


The financial highlights table is intended to help you understand the Fund’s financial performance since inception of the Consultant Class and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,	2001	2000	1999	1998	1997	*

Net Asset Value, Beginning of Period	$6.87	$7.28	$7.34	$7.81	$7.90

Investment Operations

Net investment income (loss)	(0.04)	(0.01)	(0.02)	(0.01)	0.02

Net realized and unrealized gain on investments	1.22	1.19	0.39	0.24	0.93

Total from investment operations	1.18	1.18	0.37	0.23	0.95

Distributions

Distributions from net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.04)

Distributions from net realized gain on investments	(0.69)	(1.59)	(0.43)	(0.70)	(1.00)

Total distributions	(0.69)	(1.59)	(0.43)	(0.70)	(1.04)

Net Asset Value, End of Period	$7.36	$6.87	$7.28	$7.34	$7.81

Total Return	17.5%	17.5%	5.3%	3.4%	12.0	%†

Ratios/Supplemental Data

Net assets, end of period (millions)	$138	$128	$129	$140	$152

Ratio of expenses to average net assets**	1.73%	1.73%	1.77%	1.74%	1.65	%††

Ratio of net investment income (loss) to average net assets	(0.50)%	(0.07)%	(0.24)%	(0.11)%	0.29	%††

Portfolio turnover rate	39%	45%	21%	29%	18%

*	The Consultant Class commenced operations on June 18, 1997.
**	For 2001, 2000, 1999, 1998 and 1997, these ratios would have been 1.97%, 2.00%, 2.02%, 1.99% and 2.00%††, respectively, before fee waivers by Royce.
†	Not Annualized.
††	Annualized.


THE ROYCE FUND PROSPECTUS | 3

ROYCE MICRO-CAP FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES


Royce Micro-Cap Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. W. Whitney George, Senior Portfolio Manager of Royce, manages the Fund.

     Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which we define as companies with stock market capitalizations less than $400 million at the time of investment).

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	146

Median Market Capitalization	$255 Million


PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you may lose money over short or long periods of time.

     The prices of micro-cap securities are generally even more volatile and their markets are less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in small- or larger-cap companies or other asset classes.

     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.


The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year over the last 10 years. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. The sale of Consultant Class shares commenced on May 4, 1998. The performance information prior to that date is for Investment Class shares that have no 12b-1 fees. If Consultant Class’s 12b-1 fees had been reflected, total returns prior to May 1, 1998 would have been lower.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 22.36% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -20.84% (quarter ended 9/30/98).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	10 Year

Return Before Taxes	22.28%	13.79%	15.83%

Return After Taxes on Distributions	21.82%	12.35%	13.78%

Return After Taxes on Distributions
and Sale of Fund Shares	13.86%	11.04%	12.65%

Russell 2000*	2.48%	7.52%	11.51%

* Reflects no deductions for fees, expenses or taxes.  4 | THE ROYCE FUND PROSPECTUS

TICKER: RYMCX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None

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ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.50%

Distribution (12b-1) fees	1.00%

Other Expenses	1.00%

Total Annual Fund Operating Expenses	3.50%

Fee waiver and expense reimbursement	(1.01)%

Net Annual Fund Operating Expenses	2.49%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 2.49% through December 31, 2002 and 2.99% through December 31, 2010.


EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s net operating expenses (net of fee waivers) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:


1 Year	3 Years	5 Years	10 Years

$252	$878	$1,528	$3,334


FINANCIAL HIGHLIGHTS INFORMATION


The financial highlights table is intended to help you understand the Fund’s financial performance since inception of the Consultant Class and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,	2001	2000	1999	1998*

Net Asset Value, Beginning of Period	$9.71	$9.45	$8.50	$10.58

Investment Operations

Net investment loss	(0.18)**	(0.11)	(0.16)	(0.07)

Net realized and unrealized gain (loss) on investments	2.34	1.55	1.23	(1.50)

Total from investment operations	2.16	1.44	1.07	(1.57)

Distributions

Distributions from net investment income	(0.00)	(0.00)	(0.00)	(0.01)

Distributions from net realized gain on investments	(0.19)	(1.18)	(0.12)	(0.50)

Total distributions	(0.19)	(1.18)	(0.12)	(0.51)

Net Asset Value, End of Period	$11.68	$9.71	$9.45	$8.50

Total Return	22.3%	15.5%	12.7%	(14.6	)%†

Ratios/Supplemental Data

Net assets, end of period (thousands)	$6,598	$1,610	$1,163	$751

Ratio of expenses to average net assets***	2.49%	2.49%	2.49%	2.49	%††

Ratio of net investment loss to average net assets	(1.71)%	(1.27)%	(1.71)%	(1.62	)%††

Portfolio turnover rate	30%	71%	24%	56%

*	The Consultant Class commenced operations on May 4, 1998.
**	Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.
***	For 2001, 2000, 1999 and 1998, these ratios would have been 3.50%, 3.80%, 3.99% and 4.52%††, respectively, before fee waivers and expense reimbursements by Royce.
†	Not Annualized.
††	Annualized.


THE ROYCE FUND PROSPECTUS | 5

ROYCE TOTAL RETURN FUND

INVESTMENT GOALS AND PRINCIPAL STRATEGIES


The investment goals of Royce Total Return Fund are both long-term growth of capital and current income. Royce invests the Fund’s assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. Of the more than 8,000 small- and micro-cap companies, more than 2,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Charles M. Royce manages the Fund.

     Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less that $2 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	246

Median Market Capitalization	$713 Million


PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you may lose money over short or long periods of time.

     The prices of small- and micro-cap securities are generally even more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year since its inception. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. The sale of Consultant Class shares commenced on October 16, 2001. The performance information prior to that date is for Investment Class shares that have no 12b-1 fees. If Consultant Class’s 12b-1 fees had been reflected, total returns prior to October 16, 2001 would have been lower.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 15.48% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -12.58% (quarter ended 9/30/01).

ANNUALIZED RETURNS —in Percentages (%)

	1 Year	5 Year	Since Inception (12/15/93)

Return Before Taxes	15.09%	12.58%	14.75%

Return After Taxes on Distributions	14.04%	10.69%	12.08%

Return After Taxes on Distributions
and Sale of Fund Shares	9.63%	9.56%	11.04%

Russell 2000*	2.48%	7.52%	10.20%

* Reflects no deductions for fees, expenses or taxes.  6 | THE ROYCE FUND PROSPECTUS

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None


ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%

Distribution (12b-1) fees	1.00%

Other Expenses	1.38%

Total Annual Fund Operating Expenses	3.38%

Fee waiver and expense reimbursement	(1.18)%

Net Annual Fund Operating Expenses	2.20%

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 2.20% through December 31, 2002.


EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:


1 Year	3 Years	5 Years	10 Years

$223	$929	$1,659	$3,588


FINANCIAL HIGHLIGHTS INFORMATION


The financial highlights table is intended to help you understand the Fund’s financial performance since inception of the Consultant Class and reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,	2001	*

Net Asset Value, Beginning of Period	$8.05

Investment Operations

Net investment loss	(0.00)

Net realized and unrealized gain on investments	0.80

Total from investment operations	0.80

Distributions

Distributions from net investment income	(0.00)

Distributions from net realized gain on investments	(0.21)

Total distributions	(0.21)

Net Asset Value, End of Period	$8.64

Total Return	10.0	%†

Ratios/Supplemental Data

Net assets, end of period (thousands)	$3,429

Ratio of expenses to average net assets**	2.20	%††

Ratio of net investment income (loss) to average net assets	(0.60	)%††

Portfolio turnover rate	24%

*	The Consultant Class commenced operations on October 16, 2001.
**	For 2001, this ratio would have been 3.38%††before expense reimbursement by Royce.
†	Not Annualized.
††	Annualized.

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THE ROYCE FUND PROSPECTUS | 7

ROYCE TRUST & GIFTSHARES FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

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     The investment goal of Royce Trust & GiftShares Fund is long-term growth of capital. The Fund is designed solely for long-term investors, including qualified retirement assets (affiliated broker-dealers only) and other trust accounts. The Fund also enables investors to make long-term gifts that may qualify for the federal annual gift tax exclusion and that may also be used to help pay for the beneficiary’s college and other post-secondary education. Please see pp. 17-19 for more information, including information about GiftShare Accounts.

     Royce invests the Fund’s assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on companies that it believes are trading significantly below its estimate of their current worth. Charles M. Royce manages the Fund.

     Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by small-cap companies (less than $2 billion in market capitalization at the time of investment).

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	54

Median Market Capitalization	$599 Million

PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Trust & GiftShares Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.

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     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

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The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year since its inception. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of income taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes or of any gift taxes. The sale of Consultant Class shares commenced on December 7, 2001. The performance information prior to that date is for Investment Class shares that have no 12b-1 fees. If Consultant Class’s 12b-1 fees had been reflected, total returns prior toDecember 7, 2001 would have been lower.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 33.70% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -18.56% (quarter ended 9/30/01).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	Since Inception (12/27/95)

Return Before Taxes	20.50%	23.51%	23.81%

Return After Taxes on Distributions	18.67%	20.44%	20.66%

Return After Taxes on Distributions
and Sale of Fund Shares

GiftShare Accounts	12.85%	18.17%	18.53%

non-GiftShare Accounts	10.85%	18.17%	18.53%

Russell 2000*	2.48%	7.52%	9.06%

* Reflects no deductions for fees, expenses or taxes.  8 | THE ROYCE FUND PROSPECTUS

TICKER: RYGCX

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FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Early redemption fee

On purchases held for 3 years or more	None

On purchases held for less than 3 years	2.00%

Annual Trustee’s Fee	$50

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%

Distribution (12b-1) fees	1.00%

Other Expenses	48.08%

Total Annual Fund Operating Expenses	50.08%

Fee waiver	(47.59)%

Net Annual Fund Operating Expenses	2.49%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 2.49% through December 31, 2002 and 2.99% through December 31, 2011.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s net operating expenses (net of fee waivers) remain the same. It further assumes that you redeemed no shares. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$252	$878	$1,528	$3,273

Exclusive of $50 annual trustee’s fee per GiftShare Account. For GiftShare Accounts opened prior to or during 2002, Royce will pay that portion of the currently effective annual trustee’s fee in excess of $50 per account and the trustee’s fees for establishing and terminating the trusts.

You would pay the following expenses if you redeemed non-GiftShare Account shares at the end of each period:

1 Year	3 Years	5 Years	10 Years

$457	$878	$1,528	$3,273

FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights table is intended to help you understand the Fund’s financial performance since inception of the Consultant Class and reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,	2001	*

Net Asset Value, Beginning of Period	$10.83

Investment Operations

Net investment loss	(0.00)

Net realized and unrealized gain on investments	0.25

Total from investment operations	0.25

Distributions

Distributions from net investment income	(0.00)

Distributions from net realized gain on investments	(0.00)

Total distributions	(0.00)

Net Asset Value, End of Period	$11.08

Total Return	2.3	%†

Ratios/Supplemental Data

Net assets, end of period (thousands)	$163

Ratio of expenses to average net assets**	2.49	%††

Ratio of net investment loss to average net assets	(1.92	)%††

Portfolio turnover rate	53%

*	The Consultant Class commenced operations on December 7, 2001.
**	For 2001, this ratio would have been 50.08%††before fee waivers and expense reimbursements by Royce.
†	Not Annualized.
††	Annualized.

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THE ROYCE FUND PROSPECTUS | 9

Small-capitalization stocks or Small-caps are stocks with market capitalizations of $2 billion or less.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the largest 3,000 companies tracked by Frank Russell Company.

INVESTING IN SMALL-COMPANY STOCKS

Small- and Micro-Cap Stocks

Royce views the large and diverse universe of small-cap companies as having two investment segments or tiers. Royce defines small-cap as those companies with market capitalizations between $400 million and $2 billion; we refer to the segment with market capitalizations less than $400 million as micro-cap.

     Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks. As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally requires it to have a long-term (at least three years) investment outlook for a portfolio security.

     The micro-cap segment consists of more than 6,600 companies. These companies are followed by relatively few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk. This leads Royce to more broadly diversify most of the Funds investing in the micro-cap tier by holding proportionately smaller positions in more companies.

     The upper tier of the small-cap universe of securities consists of approximately 1,400 companies. In this segment, there is a relatively higher level of ownership by institutional investors and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for these securities more efficient than that of micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask spreads. As a result, Royce normally employs a more concentrated approach when investing in the upper tier of small-caps, holding proportionately larger positions in a relatively limited number of securities.

10  |  THE ROYCE FUND PROSPECTUS

Value Investing

     Royce uses a value method in managing the Funds’ assets. In selecting securities for the Funds, Royce evaluates the quality of a company’s balance sheet, the level of its cash flows and various measures of a company’s profitability. Royce then uses these factors to assess the company’s current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company’s future growth prospects and current financial condition.

     Royce invests in securities of companies that are trading significantly below its estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Royce also anticipates that the market price of the company’s securities should increase over a three- to five-year period towards this estimate, resulting in capital appreciation for Fund investors.

     Royce’s value approach strives to reduce some of the other risks of investing in small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating various other risk factors. Royce attempts to lessen financial risk by buying companies that combine strong balance sheets with low leverage. Other than for Royce Trust & GiftShares Fund, which limits the number of securities in its portfolio, Royce attempts to decrease portfolio risk in the micro-cap segment of the small-cap universe by broadly diversifying portfolio holdings.

     While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility.

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     Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

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Temporary Investments

     Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

THE ROYCE FUND PROSPECTUS  |  11

Royce invests in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

MANAGEMENT OF THE FUNDS

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Royce &Associates, LLC is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 25 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He is also the primary portfolio manager or co-manager of three of the Funds in this Prospectus.

(l-r) Jack Fockler, Whitney George,
Chuck Royce, Charlie Dreifus, Buzz Zaino

     Royce’s investment staff also includes three other Senior Portfolio Managers: W. Whitney George, Managing Director and Vice President; Boniface A. Zaino, Managing Director; and Charles R. Dreifus, Principal. Royce’s investment staff is assisted by Jack E. Fockler, Jr., Managing Director and Vice President. Mr. George has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 and previously was Group Managing Director at Trust Company of the West (since 1984). Mr. Dreifus joined Royce in February 1998 and previously was Managing Director (since June 1995) and General Partner (from 1983 until June 1995) of Lazard Freres & Co. LLC. Mr. Fockler has been employed by Royce since 1989.

     Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. The Royce Fund has adopted a distribution plan for the Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Total Return Fund and Royce Trust & GiftShares Fund under Rule 12b-1. Under this plan, the Funds are obligated to pay a fee to RFS of up to 1.00% per year of the respective average net assets of their Consultant Classes. RFS uses this fee to cover sales-related and shareholder servicing costs and to pay sales commissions and other fees to broker-dealers who introduce investors to the Funds. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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12  |  THE ROYCE FUND PROSPECTUS

Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver required to cap the expense ratios of certain Funds at specified levels as shown in the Fees and Expenses table, are:

•	1% of the first $50 million of Pennsylvania Mutual Fund’s average net assets, 0.875% of the next $50 million of its average net assets and 0.75% of its average net assets in excess of $100 million.

•	1.5% of the average net assets of Royce Micro-Cap Fund.

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•	1% of the average net assets of Royce Total Return Fund and Royce Trust & GiftShares Fund.

For 2001, the fees paid to Royce on average net assets were 0.79% for Pennsylvania Mutual Fund, 1.24% for Royce Micro-Cap Fund, 1.00% for Royce Total Return Fund and 1.00% for Royce Trust & GiftShares Fund.

     State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. State Street, through its agents, National Financial Data Services (“NFDS”) and Boston Financial Data Services (“BFDS”), is the Funds’ transfer agent.

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THE ROYCE FUND PROSPECTUS  |  13

Net Asset Value (NAV) is the value of the Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

GENERAL SHAREHOLDER INFORMATION

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For a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please refer to The Royce Fund’s Shareholder Guide dated May 1, 2002.

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Purchasing Shares

     If you purchase Fund shares through a third party, such as a bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund’s books. RFS, Royce and/or the Funds may compensate broker-dealers, financial intermediaries and other service providers who introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares.

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     For the year ended December 31, 2001, Royce made payments for distribution services to broker-dealers, financial intermediaries and other service providers out of its own resources in the amount of $2,869,479 of which $873,629 related to the Consultant Class.

     The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request.

PURCHASING SHARES

Minimum initial investments for shares purchased directly from The Royce Fund, excluding Royce Trust & GiftShares Fund.

Account Type	Minimum

Regular Account	$2,000

IRA	500

Automatic Investment or
Direct Deposit Plan Accounts	500

403(b)(7) or 401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

PURCHASING SHARES IN ROYCE TRUST & GIFTSHARES FUND

Minimum

Royce Trust & GiftShares Fund	$ 5,000

The minimum for subsequent investments is $100.

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Redeeming Shares

     The Funds offer Consultant Class shares at net asset value with no front-end or contingent deferred sales charges.

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Early Redemption Fee For Royce Trust & GiftShares Fund

     In order to discourage short-term trading, The Royce Fund assesses an early redemption fee of 2% on redemptions of non-GiftShare Accounts of Royce Trust & GiftShares Fund that you held for less than three years (see pp. 17-19 for more information on the different types of Royce Trust & GiftShares Fund accounts). The fee is payable to the Fund out of the proceeds otherwise payable to you.

     The “first-in, first-out” method is used to determine the holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account (or another Royce Fund account from which you exchanged). For accounts registered on the books of the Fund’s transfer agent, the anniversary month of an account determines the six-month holding period, so that if you purchased shares in June 2002, these shares would be subject to the fee if you were to redeem them prior to June 2005. If you were to redeem the shares on or after June 1, 2005, they would not be subject to the fee.

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14  |  THE ROYCE FUND PROSPECTUS

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     You will incur no fee on shares that you acquire through distribution reinvestment. The following types of shareholders and accounts are exempt from the early redemption fee: employees of The Royce Fund, Royce or RFS or members of their immediate families or employee benefit plans for them; participants in an Automatic Investment or Withdrawal Plan; certain pre-approved group investment plans and charitable organizations; profit-sharing trusts, corporations or other institutional investors that are investment advisory clients of Royce; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions; and GiftShare Accounts.

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Other Redemption Information

     The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

     The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities —redemption in kind —under certain circumstances.

     The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

     The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time and to terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the Fund in one calendar year.

Net Asset Value Per Share

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     The net asset value per share (NAV) for each Fund is calculated at the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Net asset value per share is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees.

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     The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed.

THE ROYCE FUND PROSPECTUS  |  15

Reports

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     The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “your account” at www.roycefunds.com for more details.

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Dividends, Distributions And Taxes

     Royce Total Return Fund pays dividends from its net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.

TAXATION OF DISTRIBUTIONS

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in shares.

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The taxation of distributions is not related to how long you have owned a Fund’s shares. The following table describes in general how distributions are taxed at the federal level. The Funds’ annual distributions normally consist primarily of capital gains:

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Distribution	Rate for 15% tax bracket investors	Rate for 28% and higher tax bracket investors

Income dividend	Ordinary income rate	Ordinary income rate

Short-term capital gains	Ordinary income rate	Ordinary income rate

Long-term capital gains	10%*	20%

* 8% for gains on securities held for more than five years.

     Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

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     If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, the Internal Revenue Service will require that you treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

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     You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder’s investment.

16  |  THE ROYCE FUND PROSPECTUS

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     The IRS requires that a Fund withhold 30% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

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     The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

INVESTING IN ROYCE TRUST & GIFTSHARES FUND

 Royce Trust & GiftShares Fund is designed specifically for long-term investments limited to the following types of accounts:

•	Qualified retirement assets, including Individual Retirement Accounts (Transfers and Rollovers only), 401(k) plans and other pension plans. These accounts are available only through broker-dealers affiliated with Royce.

•	Trust Accounts —A trustee for an individual or organization may invest in the Fund if the provisions of the trust agreement are acceptable to The Royce Fund and the trustee has his, her or its own tax advisor.

•	GiftShare Accounts —This option is designed exclusively for gifting and estate planning. It offers a unique way to make a long-term gift to a child (minor or adult) or another individual. (You may not open a GiftShare Account for yourself or your spouse.) An investment in a GiftShare Account may qualify for the annual federal gift tax exclusion and may also help pay for a beneficiary’s college or other post-secondary education. See the information on p. 18 for more details. To receive additional information, call Investor Services at (800) 221-4268 or visit www.roycefunds.com for an information packet, which includes the trust agreement.

     The minimum initial investment in any Royce Trust & GiftShares Fund account is $5,000. Subsequent investments may be made for $100 or more.

GiftShare Accounts

     The following information, including Tax and Redemption Information, applies only to GiftShare Accounts. As independent trustee, State Street Bank and Trust Company will hold the shares of a GiftShare Account in trust until the termination date that you, the donor, specify. The duration of the trust may be as long as you wish, but must be at least 10 years from the time the GiftShare Account is opened or until the beneficiary reaches the age of majority, whichever is later. A GiftShare trust is irrevocable; neither the donor nor the beneficiary may amend its terms in any way. When the trust terminates, the beneficiary will receive the shares in the account. The beneficiary may then continue to own the shares, but may not purchase additional shares with the exception of reinvested distributions.

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THE ROYCE FUND PROSPECTUS  |  17

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Tax Information For GiftShare Accounts

     Investments in a GiftShare Account will be subject to the reporting requirements of federal gift tax law. In general, the law requires that individuals file federal gift tax returns, which report all gifts they made during the calendar year, except gifts of present interest in property that qualify for, and do not exceed, the amount of the federal annual gift tax exclusion (currently $11,000 or $22,000 for a joint gift by an individual and his/her spouse). The option that the donor selects in the trust adoption agreement will determine whether or not a particular gift of Fund shares qualifies for the annual exclusion. A gift of Fund shares may also be subject to state gift tax reporting under the laws of the state in which the donor resides.

The account options available to a donor under the GiftShare trust agreement are:

Withdrawal Option (Annual Exclusion):

A donor will use this option primarily to make a gift that may qualify for the federal annual gift tax exclusion and/or as a means to pay for the beneficiary’s college or other post-secondary education.

•	The donor may design the trust to permit withdrawals to help pay for the beneficiary’s college or other post-secondary education; the trustee will distribute the balance of the assets, if any, to the beneficiary at the termination of the trust.

•	The beneficiary will be taxed on all of the trust’s income and capital gains and may request that the trustee redeem Fund shares necessary to pay any applicable taxes.

•	The trustee will send an information statement to the beneficiary annually, which shows the amount of income and capital gains that must be reported on the beneficiary’s tax returns for that year.

Accumulation Option (Applicable Credit):

A donor will use this option primarily to make a gift while restricting access to the gifted assets. This option does not allow the donor to use the federal annual gift tax exclusion, and there can be no distributions to fund educational expenses or otherwise, before the trust terminates.

•	The trustee is responsible for filing all federal and state income tax returns and may redeem Fund shares necessary to pay any applicable taxes; the trust will be taxed on all of its income and capital gains in excess of $100 per year.

•	The trustee will distribute assets to the beneficiary at the termination of the trust.

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18 | THE ROYCE FUND PROSPECTUS

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     Additional information about these and other tax matters applicable to an investment in a GiftShare Account appears in the Statement of Additional Information under “Taxation – Royce Trust & GiftShares Fund.” Due to the complexity of federal and state laws pertaining to all gifts in trust, prospective donors should consider consulting with an attorney or other qualified tax advisor before investing in a GiftShare Account.

Redemption Information For GiftShare Accounts

     Until a GiftShare trust terminates, only the independent trustee, as the legal owner of the shares, may redeem them. The trustee’s capacity and ability to redeem shares, and the beneficiary’s right to compel redemption, are subject to the terms and conditions of the Royce Trust & GiftShares Fund Trust Instrument.

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THE ROYCE FUND PROSPECTUS  |  19

THIS PAGE IS INTENTIONALLY LEFT BLANK

For More Information

TheRoyceFund

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Provides more details about The Royce Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By telephone

(800) 221-4268

By mail

The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

Through the Internet

Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com.

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov.

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (800) SEC-0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-6009.

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

SEC File # 811-03599

CON-PRO-0502

‹R›

PROSPECTUS

TheRoyceFund

VALUE INVESTING IN SMALL COMPANIES FOR MORE THAN 25 YEARS

Royce Trust & GiftShares Fund

Consultant B Class Shares

PROSPECTUS
May 1, 2002

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

PROSPECTUS

Overview	1

Royce Trust & GiftShares Fund	2

Investing in Small-Company Stocks	4

Management of the Funds	6

General Shareholder Information	8

Investing in Royce Trust & GiftShares Fund	11

OVERVIEW

     At Royce & Associates, LLC (“Royce”), the Funds’ investment adviser, we invest in small- and micro-cap stocks that are trading significantly below our assessment of their current worth. We base our assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company’s future growth prospects and current financial condition. We select securities using a risk-averse value approach, with the expectation that their market prices should increase toward our estimate of their current worth, resulting in capital appreciation for Fund investors.

     Our Funds’ ability to achieve their goals will depend largely on our skill in selecting their portfolio companies using our risk-averse value approach. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

— Chuck Royce

     This Prospectus relates only to the Consultant B Class of Royce Trust & GiftShares Fund, which is generally offered only through certain broker-dealers and/or financial intermediaries to existing Fund shareholders.

     The information on pages 2-3 about the Fund’s investment goals and principal strategies and about the primary risks for the Fund’s investors is based on, and should be read along with, the information on pages 4-5 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce’s risk-averse value approach to investing.

     The performance information presented in this Prospectus is current to December 31, 2001. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

     Royce Trust & GiftShares Fund may be a suitable investment as part of your overall investment plan if you want to include a fund that focuses on small- and/or micro-cap companies.

THE ROYCE FUND PROSPECTUS   |  1

ROYCE TRUST & GIFTSHARES FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

     The investment goal of Royce Trust & GiftShares Fund is long-term growth of capital. Royce invests the Fund’s assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on companies that it believes are trading significantly below its estimate of their current worth.

     The Fund is designed to enable long-term investors to make long-term gifts that may qualify for the Federal annual gift tax exclusion and that may also may be used to help pay for the beneficiary’s college and other post-secondary education. See page 11 for more information.

     Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by small-cap companies (less than $2 billion in market capitalization at the time of investment).

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	54

Median Market Capitalization	$599 Million

PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Trust & GiftShares Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and a Fund trust account could lose money over short or long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year since its inception. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of income taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes or of any gift taxes. The sale of Consultant B Class shares commenced on September 26, 1997. The performance information prior to that date is for Investment Class shares that have no 12b-1 fees or deferred sales charge. Calendar year and annualized returns prior to September 26, 1997 would have been lower if the Consultant B Class’s 12b-1 fees and deferred sales charges (for annualized returns only) had been reflected.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, this information does not apply, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 33.19% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -18.83% (quarter ended 9/30/01).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	Since Inception (12/27/95)

RTG

Return Before Taxes	19.24%	22.46%	22.94%

Return After Taxes on
Distributions	17.38%	19.49%	19.87%

Return After Taxes on
Distributions and Sale
of Fund Shares	9.38%	17.47%	17.94%

Russell 2000*	2.48%	7.52%	9.06%

Unlike the bar chart, the annualized returns reflect the maximum deferred sales charge applicable to Consultant B Class shares if shares had been redeemed on 12/31/01.

*Reflects no deductions for fees, expenses or taxes.

2  |  THE ROYCE FUND PROSPECTUS

TICKER: RGFCX

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	5.00%

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None

Anual Trustee’s Fee	$50

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%

Distribution (12b-1) fees	1.00

Other expenses	0.64%

Total Annual Fund Operating Expenses	2.64%

Fee waiver	(0.15)%

Net Annual Fnd Operating Expenses	2.49%

Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 2.49% through December 31, 2002.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s net operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$713	$1,182	$1,556	$2,719

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years	5 Years	10 Years

$252	$806	$1,387	$2,719

Exclusive of $50 annual trustee’s fee per trust account. For trust accounts opened prior to or during 2002, Royce will pay that portion of the currently effective annual trustee’s fee in excess of $50 per account and the trustee’s fees for establishing and terminating the trusts.

FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights table is intended to help you understand the Fund’s financial performance since inception of the Consultant B Class and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned each period on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31,	2001	2000	1999	1998	1997*

Net Asset Value, Beginning of Period	$ 9.76	$ 9.91	$ 8.14	$ 6.88	$ 7.21

Investment Operations
Net investment income	(0.17)	(0.13)	(0.09)	(0.06)	(0.01)

Net realized and unrealized gain on investments	2.04	1.14	3.25	1.34	0.11

Total from investment operations	1.87	1.01	3.16	1.28	0.10

Distributions
Distributions from net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Distributions from net realized gain on investments	(0.56)	(1.16)	(1.39)	(0.02)	(0.43)

Total distributions	(0.56)	(1.16)	(1.39)	(0.02)	(0.43)

Net Asset Value, End of Period	$ 11.07	$ 9.76	$ 9.91	$ 8.14	$ 6.88

Total Return	19.2%	10.6%	40.3%	18.5%	1.5† %

Ratios/Supplemental Data
Net assets, end of period (millions)	$ 6,937	$ 5,305	$ 3,469	$ 1,276	$ 107

Ratio of expenses to average net assets**	2.49%	2.49%	2.49%	2.49%	2.49%††

Ratio of net investment income to average net assets	(1.81)%	(1.59)%	(1.60)%	(1.39)%	(1.35) %††

Portfolio turnover rate	53%	90%	152%	153%	64%

* The Consultant B Class commenced operations on September 26, 1997.
** For 2001, 2000, 1999, 1998 and 1997, these ratios would have been 2.64%, 2.77%, 3.53%, 4.70% and 30.28%††, respectively, before fee waivers and expense reimbursements by Royce.
† Not Annualized.
†† Annualized.

THE ROYCE FUND PROSPECTUS  |  3

Small-capitalization stocks or Small-caps are stocks with market capitalizations of $2 billion or less.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the largest 3,000 companies tracked by Frank Russell Company.

INVESTING IN SMALL-COMPANY STOCKS

Small- and Micro-Cap Stocks

Royce views the large and diverse universe of small-cap companies as having two investment segments or tiers. Royce defines small-cap as those companies with market capitalizations between $400 million and $2 billion; we refer to the segment with market capitalizations less than $400 million as micro-cap.

     Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks. As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally requires it to have a long-term (at least three years) investment outlook for a portfolio security.

     The micro-cap segment consists of more than 6,600 companies. These companies are followed by relatively few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk. This leads Royce to more broadly diversify most of the Funds investing in micro-cap stocks by holding proportionately smaller positions in more companies.

     The upper tier of the small-cap universe of securities consists of approximately 1,400 companies. In this segment, there is a relatively higher level of ownership by institutional investors and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for these securities more efficient than that of micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask spreads. As a result, Royce normally employs a more concentrated approach when investing in the upper tier of small-caps, holding proportionately larger positions in a relatively limited number of securities.

4  |  THE ROYCE FUND PROSPECTUS

Value Investing

     Royce uses a value method in managing the Funds’ assets. In selecting securities for the Funds, Royce evaluates the quality of a company’s balance sheet, the level of its cash flows and various measures of a company’s profitability. Royce then uses these factors to assess the company’s current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company’s future growth prospects and current financial condition.

     Royce invests in securities of companies that are trading significantly below its estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Royce also anticipates that the market price of the company’s securities should increase over a three- to five-year period toward this estimate, resulting in capital appreciation for Fund investors.

     Royce’s value approach strives to reduce some of the other risks of investing in small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating various other risk factors. Royce attempts to lessen financial risk by buying companies that combine strong balance sheets with low leverage.

     While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility.

     Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments

     Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

THE ROYCE FUND PROSPECTUS  |  5

Royce invests in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

(l-r) Jack Fockler, Whitney George, Chuck Royce, Charlie Dreifus, Buzz Zaino

MANAGEMENT OF THE FUNDS

Royce & Associates, LLC is the Fund’s investment adviser and is responsible for the management of its assets. Royce has been investing in small-cap securities with a value approach for more than 25 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He is also the Fund’s primary portfolio manager.

     Royce’s investment staff also includes three other Senior Portfolio Managers: W. Whitney George, Managing Director and Vice President; Boniface A. Zaino, Managing Director; and Charles R. Dreifus, Principal. Royce’s investment staff is assisted by Jack E. Fockler, Jr., Managing Director and Vice President. Mr. George has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 and previously was Group Managing Director at Trust Company of the West (since 1984). Mr. Dreifus joined Royce in February 1998 and previously was Managing Director (since June 1995) and General Partner (from 1983 until June 1995) of Lazard Freres &Co. LLC. Mr. Fockler has been employed by Royce since 1989.

     Royce Fund Services, Inc. (“RFS”) distributes the Fund’s shares. The Royce Fund has adopted a distribution plan for the Consultant B Class of Royce Trust & GiftShares Fund under Rule 12b-1. Under this plan, the Fund is obligated to pay a fee to RFSof up to 1.00% per year of the average net assets of the Consultant B Class. RFS uses this fee to cover sales-related and shareholder servicing costs and to pay sales commissions and other fees to broker-dealers who introduce investors to the Fund. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     State Street Bank and Trust Company is the custodian of the Fund’s securities, cash and other assets. State Street’s agent, National Financial Data Services (“NFDS”), is the Fund’s transfer agent.

Royce receives advisory fees monthly as compensation for its services to the Fund. The annual rate of these fees, before any waiver required to cap the expense ratios of the Fund at specified levels as shown in the Fees and Expenses table, is 1% of the average net assets of Royce Trust & GiftShares Fund.

For 2001, the fees paid to Royce on average net assets were 1.00% for Royce Trust & GiftShares Fund.

6  |  THE ROYCE FUND PROSPECTUS

GENERAL SHAREHOLDER INFORMATION

For a more detailed discussion of The Royce Fund policies regarding direct ownership of Fund shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please refer to The Royce Fund’s Shareholder Guide dated May 1, 2002.

PURCHASING SHARES

Minimum initial investments for shares purchased directly from The Royce Fund, excluding Royce Trust & GiftShares Fund and Royce Select Fund.

Account Type	Minimum

Regular Account	$5,000

The minimum for subsequent investments is $100.

The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request.

Purchasing Shares

     If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund’s books. RFS, Royce and/or the Funds may compensate broker-dealers, financial intermediaries and other service providers who introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares.

     For the year ended December 31, 2001, Royce made payments for distribution services to broker-dealers, financial intermediaries and other service providers out of its own resources in the amount of $2,869,479 of which $1,086 related to the Fund’s Consultant B Class.

Redeeming Shares

      Contingent Deferred Sales Charge

     Royce Trust & GiftShares Fund’s Consultant B Class shares bear a declining contingent deferred sales charge on shares redeemed within a specified period following their purchase (see the table on page 9). The contingent deferred sales charge is a percentage of the purchase price of the shares being redeemed, and the fee is paid to RFS.

The 0-1-year period ends on the day before the one-year anniversary date of the purchase and so on for the other time periods. Redemptions of shares acquired through reinvestment of distributions or to pay taxes or trustee fees do not bear the contingent deferred sales charge.

THE ROYCE FUND PROSPECTUS  |  7

Net Asset Value (NAV) is the value of the Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

YEARS AFTER PURCHASE

	0-1	1-2	2-3	3-4	4-5	5-6	6-7

Royce Trust & GiftShares Fund
Consultant B Class	5.00%	4.50%	4.00%	3.50%	2.50%	1.50%	0.00%

     After approximately eight years, Consultant B Class shares automatically convert into Investment Class shares that are identical to Consultant B Class shares, except that they bear only a 0.25% 12b-1 distribution fee and are not subject to any contingent deferred sales charges.

Other Redemption Information

     The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

     The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities — redemption in kind — under certain circumstances.

     The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

     The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time and to terminate or limit the exchange privilege of any shareholder who makes more than for exchanges from the Fund in one calendar year.

Net Asset Value per Share

     The price of shares that you purchase or redeem will be at their net asset value. The net asset value per share (NAV) for each Fund is calculated at the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Net asset value per share is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees.

     The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed.

8  |  THE ROYCE FUND PROSPECTUS

Reports

     The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “your account” at www.roycefunds.com for more details.

TAXATION OF DISTRIBUTIONS

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to Federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

The taxation of distributions is not related to how long you have owned a Fund’s shares. The following table describes in general how distributions are taxed at the federal level. The Funds’annual distributions normally consist primarily of capital gains:

Distribution	Rate for 15% tax bracket investors	Rate for 28% and higher tax bracket investors

Income dividend	Ordinary	Ordinary
	income rate	income rate

Short-term	Ordinary	Ordinary
capital gains	income rate	income rate

Long-term
capital gains	10%*	20%

* 8% for gains on securities held for more than five years.

Dividends, Distributions and Taxes

     The Fund pays any dividends from net investment income and makes any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.

     Selling shares is a taxable event, and a shareholder may realize a taxable gain or loss. The Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

     If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, the Internal Revenue Service will require that you treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

     You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are

THE ROYCE FUND PROSPECTUS  |  9

taxable to the shareholder, even though the distribution is economically a retrun of part of the shareholder’s investment.

     The IRS requires that a Fund withhold 30% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

     The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

INVESTING IN ROYCE TRUST & GIFTSHARES FUND

     An investment in Royce Trust & GiftShares Fund offers a unique way to make a long-term gift to a child (minor or adult) or another individual. (You may not open an account in Royce Trust & GiftShares Fund for yourself or your spouse.) A Royce Trust & GiftShares Fund investment may qualify for the federal annual gift tax exclusion and may also help pay for a beneficiary’s college or other post-secondary education. To receive additional information or to open a Royce Trust & GiftShares Fund account, contact your Financial Consultant for a free information packet, which includes a trust adoption agreement. (A trustee for an individual or organization may also open a Royce Trust & GiftShares Fund account if the provisions of the trust are acceptable to The Royce Fund and the trustee has his, her or its own tax advisor.) The minimum initial investment in Royce Trust & GiftShares Fund is $5,000. An investor may make subsequent investments of $100 or more at any time during the existence of the trust.

     As independent trustee, State Street Bank & Trust Company will hold the shares of a Royce Trust & GiftShares Fund account in trust until the termination date you, the donor, specify. The duration of the trust may be as long as you wish, but must be at least 10 years from the time you make the first contribution to the Royce Trust & Giftshares Fund trust or until the beneficiary reaches the age of majority, whichever is later. A Royce Trust & GiftShares Fund trust is irrevocable; neither the donor nor the beneficiary may amend its terms in any way. When the trust terminates, the beneficiary will receive the shares in the account. The beneficiary may then continue to own the shares, but may not purchase additional shares with the exception of reinvested distributions.

Tax Information

     The opening of a Royce Trust & GiftShares Fund trust account, as well as any additional investments made to an existing account, will be subject to the reporting requirements of federal gift tax law. In general, the law requires that individuals file federal gift tax returns, which report all gifts made during the calendar year, except gifts of present interest in property that qualify for, and do not exceed, the amount of the federal annual gift tax exclusion (currently $11,000 or $22,000 for a joint gift by an individual and his/her spouse). The option that the donor selects in the trust adoption agreement will determine whether or not a particular gift of Fund shares qualifies for the annual exclusion. A gift of Fund shares may also be subject to state gift tax reporting under the laws of the state in which the donor resides.

10  |  THE ROYCE FUND PROSPECTUS

The account options available to a donor under the GiftShare trust agreement are:

Withdrawal Option (Annual Exclusion):

A donor will use this option primarily to make a gift that may qualify for the annual federal gift tax exclusion and/or as a means to pay for the beneficiary’s college or other post-secondary education.

•	The donor may design the trust to permit withdrawals to help pay for the beneficiary’s college or other post-secondary education; the trustee will distribute the balance of the assets, if any, to the beneficiary at the termination of the trust.

•	The beneficiary will be taxed on all of the trust’s income and capital gains and may request that the trustee redeem Fund shares necessary to pay any applicable taxes.

•	The trustee will send an information statement to the beneficiary annually, which shows the amount of income and capital gains that must be reported on the beneficiary’s tax returns for that year.

Accumulation Option (Unified Credit):

A donor will use this option primarily to make a gift while restricting access to the gifted assets. This option does not allow the donor to use the federal annual gift tax exclusion, and there can be no distributions to fund educational expenses or otherwise before the trust terminates.

•	The trustee is responsible for filing all federal and state income tax returns and may redeem Fund shares necessary to pay any applicable taxes; the trust will be taxed on all of its income and capital gains in excess of $100 per year.

•	The trustee will distribute assets to the beneficiary at the termination of the trust.

     Additional information about these and other tax matters applicable to an investment in a GiftShare Account appears in the Statement of Additional Information under “Taxation — Royce Trust & GiftShares Fund.” Due to the complexity of federal and state laws pertaining to all gifts in trust, prospective donors should consider consulting with an attorney or other qualified tax advisor before investing in Royce Trust & GiftShares Fund.

Redemption Information

     Until a GiftShare trust terminates, only the independent trustee, as the legal owner of the shares, may redeem them. The trustee’s capacity and ability to redeem shares, and the beneficiary’s right to compel redemption, are subject to the terms and conditions of the Royce Trust & GiftShares Fund Trust Instrument.

THE ROYCE FUND PROSPECTUS  |  11

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For More Information

TheRoyceFund

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’ annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Provides more details about The Royce Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By telephone

(800) 221-4268

By mail

The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

Through the Internet

Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text only versions of the Funds’ prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (800) SEC-0330) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-6009.

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

SEC File # 811-03599

CON-B-PRO-0502

‹/R›

PROSPECTUS

TheRoyceFund

VALUE INVESTING IN SMALL COMPANIES FOR MORE THAN 25 YEARS

Pennsylvania Mutual Fund
Royce Micro-Cap Fund
Royce Total Return Fund
Royce Opportunity Fund
Royce Premier Fund
Royce Trust & GiftShares Fund

Institutional Class and
Financial Intermediary Class Shares

PROSPECTUS

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May 1, 2002

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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

PROSPECTUS

OVERVIEW

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     At Royce & Associates, LLC (“Royce”), the Funds’ investment adviser, we invest in small- and micro-cap stocks that are trading significantly below our assessment of their current worth. We base our assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company’s future growth prospects and current financial condition. We select securities using a risk-averse value approach, with the expectation that their market prices should increase toward our estimate of their current worth, resulting in capital appreciation for Fund investors.

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     Our Funds’ ability to achieve their goals will depend largely on our skill in selecting their portfolio companies using our risk-averse value approach. It will also rest on the degree to which the markets eventually recognize our assessment of the current worth of these companies.

— Chuck Royce

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     This Prospectus relates only to the Institutional and Financial Intermediary Classes of shares of the above Funds, which are designed primarily for foundations, endowments, retirement plans and similar institutions. The Financial Intermediary Class of Royce Opportunity Fund was formerly known as the Institutional Service Class.

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     The information on pages 2-13 about each Fund’s investment goals and principal strategies and about the primary risks for a Fund’s investors is based on, and should be read in conjunction with, the information on pages 14-15 of this Prospectus. This section includes information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce’s risk-averse value approach to investing.

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     The performance information presented in this Prospectus is current to December 31, 2001. For more recent information, please visit our website at www.roycefunds.com or contact The Royce Fund through any of the methods listed on the back cover of this Prospectus.

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     The Funds included in this Prospectus may be a suitable investment as part of your overall investment plan if you want to include a fund (or funds) that focuses on small- and/or micro-cap companies.

THE ROYCE FUND PROSPECTUS  |  1

PENNSYLVANIA MUTUAL FUND (FINANCIAL INTERMEDIARY CLASS ONLY)

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

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Pennsylvania Mutual Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a broadly diversified portfolio of equity securities issued by both small- and micro-cap companies that it believes are trading significantly below its estimate of their current worth. In the upper end of the small-cap market (companies with stock market capitalizations from $400 million to $2 billion), the Fund generally invests in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage. In the micro-cap sector (market capitalizations less than $400 million), the Fund invests in securities selected by Royce from a universe of more than 6,600 micro-cap companies that it believes are trading significantly below its estimate of their current worth. Senior Portfolio Managers Charles M. Royce and W. Whitney George co-manage the Fund.

     Normally, the Fund will invest at least 65% of its net assets in the equity securities of such small- and micro-cap companies.

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	203

Median Market Capitalization	$470 Million

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PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Pennsylvania Mutual Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The information on page 3 provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year over the last 10 years. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. The Financial Intermediary Class has not yet commenced operations. The returns shown are for the Fund’s Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund’s Financial Intermediary Class because the shares of both classes will be invested in the same portfolio of securities. The returns will differ only to the extent that the classes do not have the same expenses. If Financial Intermediary Class’s expenses had been reflected, the returns would have been lower.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

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2  |  THE ROYCE FUND PROSPECTUS

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CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 19.47% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -14.94% (quarter ended 9/30/01).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	10 Year

Return Before Taxes	18.38%	14.08%	12.75%

Return After Taxes on Distributions	15.91%	11.03%	9.44%

Return After Taxes on Distributions
and Sale of Fund Shares	12.88%	10.81%	9.38%

Russell 2000*	2.48%	7.52%	11.51%

* Reflects no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None

Maximum deferred sales charge	None

Maximum sales charge (load) imposed on reinvested dividends	None

Redemption fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	0.79%

Distribution (12b-1) fees	0.25%

Other Expenses	0.20%

Total Annual Fund Operating Expenses	1.24%

Fee Waiver	(0.10)%

Net Annual Fund Operating Expenses	1.14%

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratio at or below 1.14% through December 31, 2002.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$116	$384	$671	$1,491

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THE ROYCE FUND PROSPECTUS | 3

ROYCE MICRO-CAP FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

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Royce Micro-Cap Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies. Royce selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading significantly below its estimate of their current worth. W. Whitney George, Senior Portfolio Manager of Royce, manages the Fund.

     Normally, the Fund will invest at least 80% of its net assets in the equity securities of micro-cap companies (which we define as companies with stock market capitalizations less than $400 million at the time of investment).

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	146

Median Market Capitalization	$255 Million

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PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and large-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in small- or larger-cap companies or other asset classes.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The information on page 5 provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year over the last 10 years. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. The Institutional and Financial Intermediary Classes have not yet commenced operations. The returns shown are for the Fund’s Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund’s Institutional and Financial Intermediary Classes because the shares of all classes will be invested in the same portfolio of securities. The returns will differ only to the extent that the classes do not have the same expenses.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

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4  |  THE ROYCE FUND PROSPECTUS

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CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 22.59% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -20.70% (quarter ended 9/30/98).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	10 Year

Return Before Taxes	23.14%	14.51%	16.20%

Return After Taxes on Distributions	22.69%	12.91%	14.06%

Return After Taxes on Distributions
and Sale of Fund Shares	14.39%	11.55%	12.91%

Russell 2000*	2.48%	7.52%	11.51%

* Reflects no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Financial Intermediary Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Redemption fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.50%	1.50%

Distribution (12b-1) fees	None	0.25%

Other expenses	0.25%	0.25%

Total Annual Fund Operating Expenses	1.75%	2.00%

Fee Waiver	(0.46)%	(0.51)%

Net Annual Fund Operating Expenses	1.29%	1.49%

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratios at or below the levels listed above through December 31, 2002.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Inst. Cl.	$131	$506	$906	$2,024

Fincl. Int. Cl.	$152	$578	$1,031	$2,286

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THE ROYCE FUND PROSPECTUS | 5

ROYCE TOTAL RETURN FUND

INVESTMENT GOALS AND PRINCIPAL STRATEGIES

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The investment goals of Royce Total Return Fund are both long-term growth of capital and current income. Royce invests the Fund’s assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. Of the more than 8,000 small- and micro-cap companies, more than 2,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Charles M. Royce manages the Fund.

     Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of less than $2 billion at the time of investment.

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	246

Median Market Capitalization	$713 Million

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PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Total Return Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The information on page 7 provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year since its inception. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. The sale of Financial Intermediary Class shares commenced on January 3, 2002. The Institutional Class has not yet commenced operations. The returns shown are for the Fund’s Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund’s Institutional and Financial Intermediary Classes because the shares of all classes will be invested in the same portfolio of securities. The returns will differ only to the extent that the classes do not have the same expenses. If Financial Intermediary Class’s expenses had been reflected, its returns would have been lower.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

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6  |  THE ROYCE FUND PROSPECTUS

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CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 15.17% (quarter ended 12/31/01) and the lowest return for a calendar quarter was -12.58% (quarter ended 9/30/01).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	Since Inception (12/15/93)

Return Before Taxes	14.78%	12.52%	14.71%

Return After Taxes on Distributions	13.60%	10.60%	12.03%

Return After Taxes on Distributions
and Sale of Fund Shares	9.44%	9.50%	11.00%

Russell 2000*	2.48%	7.52%	10.20%

* Reflects no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Financial Intermediary Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Redemption fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%	1.00%

Distribution (12b-1) fees	None	0.25%

Other expenses	0.24%	0.24%

Total Annual Fund Operating Expenses	1.24%	1.49%

Fee Waiver	(0.20)%	(0.20)%

Net Annual Fund Operating Expenses	1.04%	1.29%

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratios at or below the levels listed above through December 31, 2002.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Inst. Cl.	$106	$374	$662	$1,482

Fincl. Int. Cl.	$131	$451	$794	$1,762

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THE ROYCE FUND PROSPECTUS | 7

ROYCE OPPORTUNITY FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

Royce Opportunity Fund’s investment goal is long-term growth of capital. Royce invests the Fund’s assets primarily in a diversified portfolio of equity securities issued by small- and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Boniface A. Zaino, Senior Portfolio Manager of Royce, manages the Fund.

     Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values or undervalued growth companies. Although the Fund normally focuses on the securities of companies with market capitalizations less than $2 billion, it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies.

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     Normally, the Fund will invest at least 65% of its net assets in equity securities.

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	260

Median Market Capitalization	$301 Million

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PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Opportunity Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The following information provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year since its inception. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. The sale of Financial Intermediary Class shares commenced on May 23, 2000. The sale of Institutional Class shares commenced on December 12, 2001. The returns shown are for Financial Intermediary Class shares that would have substantially similar returns to the Institutional Class because the shares of all classes are invested in the same portfolio of securities. The performance information prior to May 23, 2000 is for the Fund’s Investment Class shares (not offered in this Prospectus). The returns will differ only to the extent that the classes do not have the same expenses. If Financial Intermediary Class’s expenses had been reflected, the returns prior to May 23, 2000 would have been lower.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 31.19% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -20.09% (quarter ended 9/30/98).

ANNUALIZED RETURNS — in Percentages (%)
	1 Year	5 Year	Since Inception (11/19/96)

Return Before Taxes	16.94%	18.62%	19.33%

Return After Taxes on Distributions	16.49%	16.10%	16.85%

Return After Taxes on Distributions
and Sale of Fund Shares	10.44%	14.28%	14.95%

Russell 2000*	2.48%	7.52%	8.32%

* Reflects no deductions for fees, expenses or taxes.  8 | THE ROYCE FUND PROSPECTUS

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FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Financial Intermediary Class*

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Redemption fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%	1.00%

Distribution (12b-1) fees	None	0.25%

Other expenses	0.92%	0.32%

Total Annual Fund Operating Expenses	1.92%	1.57%

Fee Waiver	(0.88)%	(0.28)%

Net Annual Fund Operating Expenses	1.04%	1.29%

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratios at or below the levels listed above through December 31, 2002.
* Formerly Institutional Service Class.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Inst. Cl.	$106	$518	$955	$2,172

Fincl. Int. Cl.	$131	$468	$829	$1,844

FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights table is intended to help you understand each Class’s financial performance since its inception and reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all distributions). The information prepared for the period ended December 31, 2001 has been audited by PricewaterhouseCoopers, LLC, whose report, along with the Fund’s financial statements, is included in the Fund’s 2001 Annual Report to Shareholders, which is available upon request.

	(Inst. Cl.*)	(Fincl. Int. Cl.*)
Year Ended December 31,	2001	2001	2000

Net Asset Value, Beginning of Period	$8.71	$7.78	$8.12

Investment Operations

Net investment loss	(0.00)	(0.04)	(0.01)

Net realized and unrealized gain on investments	0.30	1.35	0.47

Total from investment operations	0.30	1.31	0.46

Distributions

Distributions from net realized gain on investments	(0.00)	(0.11)	(0.80)

Total distributions	(0.00)	(0.11)	(0.80)

Net Asset Value, End of Period	$9.01	$8.98	$7.78

Total Return	3.4%†	16.9%	6.0	%†

Ratios/Supplemental Data

Net assets, end of period (millions)	$5.2	$13.4	$1.1

Ratio of expenses to average net assets**	1.04%†	1.42%	1.49	%††

Ratio of net investment income (loss) to average net assets	(0.11)%†	(0.52)%	(0.30	)%††

Portfolio turnover rate	44%	44%	56	%†

*	The Institutional Class commenced operations on December 12, 2001. The Financial Intermediary Class commenced operations on May 23, 2000.
**	These ratios would have been 1.92% for the Institutional Class and 1.57% for the Financial Intermediary Class in 2001, and 2.24% for the Financial Intermediary Class in 2000, respectively, before fee waivers by the distributor and expense reimbursements by Royce.
†	Not Annualized.
††	Annualized.

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THE ROYCE FUND PROSPECTUS | 9

ROYCE PREMIER FUND

INVESTMENT GOALS AND PRINCIPAL STRATEGIES

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Royce Premier Fund’s primary investment goal is long-term growth of capital. Current income is a secondary goal. Royce generally invests the Fund’s assets in a limited number of equity securities issued by small companies with stock market capitalizations between $400 million and $2 billion. Royce looks for companies that it considers “premier” — those that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Senior Portfolio Managers Charles M. Royce and W. Whitney George co-manage the Fund.

     Normally, the Fund will invest at least 80% of its net assets in the equity securities of such premier companies. At least 65% of these securities will be issued by companies with stock market capitalizations of less than $2 billion at the time of investment and/or will produce income for the Fund.

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	50

Median Market Capitalization	$1.2 Billion

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PRIMARY RISKS FOR FUND INVESTORS

As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited number of portfolio securities may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The information on page 11 provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year over the last 10 years. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. The Institutional and Financial Intermediary Classes have not yet commenced operations. The returns shown are for the Fund’s Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund’s Institutional and Financial Intermediary Classes because the shares of all classes will be invested in the same portfolio of securities. The returns will differ only to the extent that the classes do not have the same expenses. If Financial Intermediary Class’s expenses had been reflected, the returns would have been lower.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

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10  |  THE ROYCE FUND PROSPECTUS

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CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 21.04% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -14.84% (quarter ended 9/30/01).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	10 Year

Return Before Taxes	9.61%	12.59%	13.61%

Return After Taxes on Distributions	9.07%	10.97%	11.88%

Return After Taxes on Distributions
and Sale of Fund Shares	6.24%	9.92%	10.89%

Russell 2000*	2.48%	7.52%	11.51%

* Reflects no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Financial Intermediary Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Redemption fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%	1.00%

Distribution (12b-1) fees	None	0.25%

Other expenses	0.19%	0.19%

Total Annual Fund Operating Expenses	1.19%	1.44%

Fee Waiver	(0.15)%	(0.15)%

Net Annual Fund Operating Expenses	1.04%	1.29%

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratios at or below the levels listed above through December 31, 2002.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Inst. Cl.	$106	$363	$640	$1,430

Fincl. Int. Cl.	$131	$441	$773	$1,711

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THE ROYCE FUND PROSPECTUS | 11

ROYCE TRUST & GIFTSHARES FUND

INVESTMENT GOAL AND PRINCIPAL STRATEGIES

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The investment goal of Royce Trust & GiftShares Fund is long-term growth of capital. Royce invests the Fund’s assets primarily in a limited number of equity securities issued by small- and micro-cap companies. Royce selects these securities from a universe of more than 8,000 companies, generally focusing on companies that it believes are trading significantly below its estimate of their current worth. Charles M. Royce manages the Fund.

     Normally, the Fund will invest at least 65% of its net assets in equity securities. At least 75% of these securities will be issued by small-cap companies (those less than $2 billion in market capitalization at the time of investment).

PORTFOLIO DIAGNOSTICS (12/31/01)

Number of Securities	54

Median Market Capitalization	$599 Million

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PRIMARY RISKS FOR FUND INVESTORS

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As with any mutual fund that invests in common stocks, Royce Trust & GiftShares Fund is subject to market risk — the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and an account could lose money over short or long periods of time.

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     The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s limited portfolio may also involve more risk to investors than a more broadly diversified portfolio of small- and micro-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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The information on page 13 provides an indication of the past rewards and risks of investing in the Fund. The Calendar Year Returns chart shows performance from year to year since its inception. The Annualized Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000, the Fund’s benchmark index. The table also presents the impact of income taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes or of any gift taxes. The Institutional and Financial Intermediary Classes have not yet commenced operations. The returns shown are for the Fund’s Investment Class shares, not offered in this Prospectus, that would have substantially similar returns to the Fund’s Institutional and Financial Intermediary Classes because the shares of all classes are invested in the same portfolio of securities. The returns will differ only to the extent that the classes do not have the same expenses.

     Please note that your after-tax returns depend on your tax situation, so they may differ from the returns shown. Also, this information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Past performance does not indicate how the Fund will perform in the future.

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12  |  THE ROYCE FUND PROSPECTUS

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CALENDAR YEAR RETURNS — in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 33.70% (quarter ended 6/30/99) and the lowest return for a calendar quarter was -18.56% (quarter ended 9/30/01).

ANNUALIZED RETURNS — in Percentages (%)

	1 Year	5 Year	Since Inception (12/27/95)

Return Before Taxes	20.51%	23.51%	23.82%

Return After Taxes on Distributions	18.68%	20.44%	20.66%

Return After Taxes on Distributions
and Sale of Fund Shares	12.86%	18.32%	18.66%

Russell 2000*	2.48%	7.52%	9.06%

* Reflects no deductions for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Financial Intermediary Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge	None	None

Maximum sales charge (load) imposed on reinvested dividends	None	None

Redemption fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees	1.00%	1.00%

Distribution (12b-1) fees	None	0.25%

Other expenses	0.39%	0.39%

Total Annual Fund Operating Expenses	1.39%	1.64%

Fee Waiver	(0.10)%	(0.15)%

Net Annual Fund Operating Expenses	1.29%	1.49%

Royce has contractually agreed to waive its fees to the extent necessary to maintain the Fund’s Net Annual Operating Expense ratios at or below the levels listed above through December 31, 2002.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Inst. Cl.	$131	$430	$751	$1,660

Fincl. Int. Cl.	$152	$503	$878	$1,931

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THE ROYCE FUND PROSPECTUS | 13

Small-capitalization stocks or Small-caps are stocks with market capitalizations of $2 billion or less.

Market capitalization is the number of a company’s outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the largest 3,000 companies tracked by Frank Russell Company.

INVESTING IN SMALL-COMPANY STOCKS

Small- and Micro-Cap Stocks

Royce views the large and diverse universe of small-cap companies as having two investment segments or tiers. Royce defines small-cap as those companies with market capitalizations between $400 million and $2 billion; we refer to the segment with market capitalizations less than $400 million as micro-cap.

     Small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks. As a result, the purchase or sale of more than a limited number of shares of a small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce’s investment focus on small- and micro-cap securities generally requires it to have a long-term (at least three years) investment outlook for a portfolio security.

     The micro-cap segment consists of more than 6,600 companies. These companies are followed by relatively few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce’s estimate of the company’s current worth, also involve increased risk. This leads Royce to more broadly diversify most of the Funds investing in micro-cap stocks by holding proportionately smaller positions in more companies.

     The upper tier of the small-cap universe of securities consists of approximately 1,400 companies. In this segment, there is a relatively higher level of ownership by institutional investors and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for these securities more efficient than that of micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask spreads. As a result, Royce normally employs a more concentrated approach when investing in the upper tier of small-caps, holding proportionately larger positions in a relatively limited number of securities.

14  |  THE ROYCE FUND PROSPECTUS

Value Investing

     Royce uses a value method in managing the Funds’ assets. In selecting securities for the Funds, Royce evaluates the quality of a company’s balance sheet, the level of its cash flows and various measures of a company’s profitability. Royce then uses these factors to assess the company’s current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company’s future growth prospects and current financial condition.

     Royce invests in securities of companies that are trading significantly below its estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such companies. Royce also anticipates that the market price of the company’s securities should increase over a three- to five-year period toward this estimate, resulting in capital appreciation for Fund investors.

     Royce’s value approach strives to reduce some of the other risks of investing in small- and micro-cap securities (for each Fund’s portfolio taken as a whole) by evaluating various other risk factors. Royce attempts to lessen financial risk by buying companies that combine strong balance sheets with low leverage. Other than for Royce Trust & GiftShares Fund, which limits the number of securities in its portfolio, Royce attempts to decrease portfolio risk in the micro-cap segment of the small-cap universe by broadly diversifying portfolio holdings.

     While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility.

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     Although Royce’s approach to security selection seeks to reduce downside risk to Fund portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

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Temporary Investments

     Each of the Funds may invest in short-term, fixed-income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If a Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

THE ROYCE FUND PROSPECTUS  |  15

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Royce invests in equity securities of small- and micro-cap companies that are trading significantly below our assessment of their current worth, with the expectation that their market prices should increase toward this estimate, resulting in capital appreciation for Fund investors.

MANAGEMENT OF THE FUNDS

Royce & Associates, LLC is the Funds’ investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 25 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce has been the firm’s President and Chief Investment Officer during this period. He is also the primary portfolio manager of four of the Funds in this prospectus.

(l-r) Jack Fockler, Whitney George,
Chuck Royce, Charlie Dreifus, Buzz Zaino

     Royce’s investment staff also includes three other Senior Portfolio Managers: W. Whitney George, Managing Director and Vice President; Boniface A. Zaino, Managing Director; and Charles R. Dreifus, Principal. Royce’s investment staff is assisted by Jack E. Fockler, Jr., Managing Director and Vice President. Mr. George has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 and previously was Group Managing Director at Trust Company of the West (since 1984). Mr. Dreifus joined Royce in February 1998 and previously was Managing Director (since June 1995) and General Partner (from 1983 until June 1995) of Lazard Freres & Co. LLC. Mr. Fockler has been employed by Royce since 1989.

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     Royce Fund Services, Inc. (“RFS”) distributes the Funds’ shares. The Royce Fund has adopted a distribution plan under Rule 12b-1 for the Financial Intermediary Class shares of the Funds that allows it to pay fees for the sale of its shares and for services provided for Financial Intermediary Class shareholders. The fees are calculated daily and paid monthly. Under the plan, these Funds are obligated to pay a fee to RFS at the annual rate of 0.25% of the average daily net assets of their Financial Intermediary Class.

16  |  THE ROYCE FUND PROSPECTUS

Royce receives advisory fees monthly as compensation for its services to the Funds. The annual rates of these fees, before any waiver to cap the expense ratios of certain Funds at specified levels as shown in the Fees and Expenses tables, are:

•	1% of the first $50 million of Pennsylvania Mutual Fund’s average net assets, 0.875% of the next $50 million of its average net assets and 0.75% of its average net assets in excess of $100 million.

•	1.5% of the average net assets of Royce Micro-Cap Fund.

•	1% of the average net assets of Royce Total Return Fund, Royce Opportunity Fund, Royce Premier Fund and Royce Trust & GiftShares Fund.

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For 2001, the actual net fees, after waivers, paid to Royce on average net assets were 0.79% for Pennsylvania Mutual Fund, 1.24% for Royce Micro-Cap Fund, 1.00% for Royce Total Return Fund, 1.00% for Royce Opportunity Fund, 1.00% for Royce Premier Fund and 1.00% for Royce Trust & GiftShares Fund.

     State Street Bank and Trust Company is the custodian of the Funds’ securities, cash and other assets. State Street’s agent, National Financial Data Services (“NFDS”), is the Funds’ transfer agent.

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THE ROYCE FUND PROSPECTUS  |  17

Net Asset Value (NAV) is the value of the Fund’s net assets divided by the number of its outstanding shares.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

GENERAL SHAREHOLDER INFORMATION

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For more detailed information about The Royce Fund’s policies, please contact Investor Services at (800) 221-4268.

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Purchasing Shares

     The Funds offered through this Prospectus are no-load, meaning that you pay no sales fees or commissions to buy shares directly from The Royce Fund. The Funds do pay their own management fees and other operating expenses as outlined in this Prospectus.

     If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund’s books. RFS, Royce and/or the Funds may compensate broker-dealers, financial intermediaries and other service providers who introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares.

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     For the year ended December 31, 2001, Royce made payments for distribution services to broker-dealers, financial intermediaries and other service providers out of its own resources in the amount of $2,869,479, none of which related to the Institutional and Financial Intermediary Classes.

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Redeeming Shares

     You may redeem shares in your account at any time. The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

     The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder’s redemption request by delivering selected shares or units of portfolio securities — redemption in kind — under certain circumstances.

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PURCHASING SHARES

Minimum initial investments for shares purchased directly from The Royce Fund:

Account Type	Minimum
	Institutional Class	Financial Intermediary Class

Regular Account	$1,000,000	$1,000,000

Certain accounts (for example, certain retirement plans) may be subject to lower minimum initial investments. Contact Royce with any questions regarding investment options.

The Royce Fund reserves the right both to suspend the offering of any Fund’s shares to new investors and to reject any specific purchase request.

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18  |  THE ROYCE FUND PROSPECTUS

     The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund’s minimum account balance requirement. You would have 60 days to increase your account balance before the account is closed. Proceeds would be paid promptly to the shareholder.

     The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time and to terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the Fund in one calendar year.

Net Asset Value Per Share

     The price of shares that you purchase or redeem will be at their net asset value. The net asset value per share (NAV) for each Fund is calculated at the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Net asset value per share is calculated by dividing the value of a Fund’s net assets by the number of its outstanding shares. Each Fund’s investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund’s Board of Trustees.

     The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed.

Reports

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     The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. You can choose to receive separate report copies for accounts registered to different members of the same household by calling Investor Services at (800) 221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports via the internet. Please go to “your account” at www.roycefunds.com for more details.

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Dividends, Distributions And Taxes

     Royce Total Return Fund pays dividends from its net investment income on a quarterly basis and makes any distributions from net realized capital gains annually in December. The other Funds pay any dividends from net investment income and make any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.

THE ROYCE FUND PROSPECTUS  |  19

     Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder’s cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

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     If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, the Internal Revenue Service will require that you treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

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     You should carefully consider the tax implications of purchasing shares shortly before a distribution. At the time of purchase, a Fund’s net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder’s investment.

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     The IRS requires that a Fund withhold 30% of taxable dividends, capital gain distributions and redemptions paid to noncorporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

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     The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

TAXATION OF DISTRIBUTIONS

Each year, shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

The taxation of distributions is not related to how long you have owned a Fund’s shares. The following table describes in general how distributions are taxed at the federal level. The Funds’ annual distributions normally consist primarily of capital gains:

Distribution	Rate for 15% tax bracket investors	Rate for 28% and higher tax bracket investors

Income dividend	Ordinary	Ordinary
	income rate	income rate

Short-term	Ordinary	Ordinary
capital gains	income rate	income rate

Long-term
capital gains	10%*	20%

* 8% for gains on securities held for more than five years. 20 | THE ROYCE FUND PROSPECTUS

For More Information

TheRoyceFund

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

Additional information about a Fund’s investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund’s performance, is available in the Funds’annual and semiannual reports to shareholders. These reports are also available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Provides more details about The Royce Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference (is legally considered part of this prospectus).

To obtain more information:

By telephone

(800) 221-4268

By mail

The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

Through the Internet

Prospectuses, applications, IRA forms and additional information are available through our website at www.roycefunds.com

Text-only versions of the Funds’prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC’s Public Reference Room in Washington, DC (telephone (202) 942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102. You may also make your request by e-mail at publicinfo@sec.gov after paying a duplicating fee.

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

SEC File # 811-03599

INS-PRO-0502

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The Royce Fund

Value Investing in Small Companies for More Than 25 Years

Royce Value Fund

Royce Value Plus Fund

Royce Technology Value Fund

Investment Class Shares

Prospectus

May 1, 2002

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, or determined that the information in this prospectus is accurate or complete. It is a crime to represent otherwise.

Overview	1

Royce Value Fund	2

Royce Value Plus Fund	4

Royce Technology Value Fund	6

Investing in Small-Company Stocks	8

Management of the Funds	9

General Shareholder Information	10

Overview

At Royce & Associates, LLC ("Royce"), the Fund's investment adviser, we invest in small- and micro-cap stocks that are trading significantly below our assessment of their current worth. We base this assessment on either what we believe a knowledgeable buyer might pay to acquire the entire company, or what we think the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company's future growth prospects and current financial condition. We select securities using a risk-averse value approach, with the expectation that their market prices should increase toward our estimate of their current worth, resulting in capital appreciation for Fund investors.

                                                         Chuck Royce

This Prospectus relates only to the Investment Class of shares of Royce Value Fund, Royce Value Plus Fund and Royce Technology Value Fund, which are offered by The Royce Funds without sales charges or commissions.

The information on pages 2-7 about the Funds' investment goals and principal strategies and about the primary risks for Fund investors is based on, and should be read in conjunction with, the information on pages 8-9 of this Prospectus. These pages include information about the investment and risk characteristics of small- and micro-cap companies, the market for their securities and Royce's risk-averse value approach to investing for the Funds.

The Funds included in this Prospectus may be a suitable investment as part of your overall investment plan if you want to include a fund that focuses on securities of mid-, small- and micro-cap companies.

ROYCE VALUE FUND

Investment Goal and Principal Strategies

Royce Value Fund's investment goal is long-term growth of capital. Royce will invest the Fund's assets primarily in a diversified portfolio of equity securities issued by small- and mid-cap companies (companies with stock market capitalizations from $400 million to $4 billion) that it believes are trading significantly below its estimate of their current worth. The Fund will generally invest in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage.

Normally, the Fund will invest at least 80% of its net assets in equity securities of such small- and mid-cap companies. At December 31, 2001, the Fund had a median market cap of $957 million and had 44 securities in its portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Value Fund is subject to market risk -- the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

The prices of small- and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold Investment Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge (load) imposed on reinvested dividends	None
Early redemption fee
On purchases held for six months or more	None
On purchases held for less than six months	1.00%

Annual Operating Expenses (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	0.25
Other expenses	2.93
Total Annual Fund Operating Expenses	4.18
Fee waiver and expense reimbursement	(2.69)
Net Annual Fund Operating Expenses	1.49%

Royce has contractually agreed to waive its fee and reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expenses at or below 1.49% through December 31, 2002 and 1.99% through December 31, 2011.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$152	$576	$1,026	$2,277

Financial Highlights Information

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception, and reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31, 2001
Net Asset Value, Beginning of Period	$5.00

Investment Operations
Net investment loss	(0.03)
Net realized and unrealized gain on investments	0.99
Total from investment operations	0.96

Distributions
Distributions from net realized gain on investments	(0.07)
Total distributions	(0.07)

Net Asset Value, End of Period	$5.89

Total Return	19.2%+

Ratios/ Supplemental Data
Net assets, end of period (thousands)	$1,491
Ratio of expenses to average net assets*	1.49%++
Ratio of net investment loss to average net assets	(1.39)% ++
Portfolio turnover rate	74%
* Expense ratio is shown after fee waiver and expense reimbursement by the investment adviser. For the period ended December 31, 2001, the expense ratio before the waiver and reimbursement would have been 4.18%. The Fund commenced operations on June 14, 2001.
+ Not Annualized.
++ Annualized.

ROYCE VALUE PLUS FUND

Investment Goal and Principal Strategies

Royce Value Plus Fund's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a diversified portfolio of equity securities issued by mid-, small- and micro-cap companies that it believes are trading significantly below its estimate of their current worth. In the upper end of its universe (companies with stock market capitalizations from $400 million to $4 billion), the Fund will generally invest in securities of companies that Royce believes have excellent business strengths, high internal rates of return and low leverage, consistent with its value approach to investing. In addition, the Fund will give consideration to those companies that Royce believes have above-average growth prospects. In the micro-cap sector (which we define as companies with stock market capitalizations less than $400 million), the Fund will invest in securities, selected from a universe of more than 6,200 companies, that it believes are trading significantly below its estimate of their cu rrent worth.

Normally, the Fund will invest at least 80% of its net assets in equity securities of such mid-, small- and micro-cap companies. At December 31, 2001, the Fund had a median market cap of $381 million and had 65 securities in its portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Value Plus Fund is subject to market risk - the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to both small-cap and larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold Investment Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge (load) imposed on reinvested dividends	None
Early redemption fee
On purchases held for six months or more	None
On purchases held for less than six months	1.00%

Annual Operating Expenses (expenses deducted from Fund assets)

Management fees	1.00%
Distribution (12b-1) fees	0.25
Other expenses	2.46
Total Annual Fund Operating Expenses	3.71
Fee waiver and expense reimbursement	(2.22)
Net Annual Fund Operating Expenses	1.49%

Royce has contractually agreed to waive its fee and reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expenses at or below 1.49% through December 31, 2002 and 1.99% through December 31, 2011.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waivers) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$152	$576	$1,026	$2,277

Financial Highlights Information

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception, and reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's 2001 Annual Report to Shareholders, which is available upon request.

Year Ended December 31, 2001
Net Asset Value, Beginning of Period	$5.00

Investment Operations
Net investment loss	(0.03)
Net realized and unrealized gain on investments	1.10
Total from investment operations	1.07

Distributions
Distributions from net realized gain on investments	(0.10)
Total distributions	(0.10)

Net Asset Value, End of Period	$5.97

Total Return	21.5%+

Ratios/ Supplemental Data
Net assets, end of period (thousands)	$2,217
Ratio of expenses to average net assets*	1.49%++
Ratio of net investment loss to average net assets	(1.46)% ++
Portfolio turnover rate	62%
* Expense ratio is shown after fee waiver and expense reimbursement by the investment adviser. For the period ended December 31,
2001,the expense ratio before the waiver and reimbursement would have been 3.71%. The Fund commenced operations on June 14, 2001.
+ Not Annualized.
++ Annualized.

ROYCE TECHNOLOGY VALUE FUND

Investment Goal and Principal Strategies

Royce Technology Value Fund's investment goal is long-term growth of capital. The Fund's assets will be invested primarily in a diversified portfolio of equity securities issued by mid-, small- and micro-cap technology companies, both domestic and foreign, that the portfolio manager believes are undervalued and have potential for capital appreciation. Such companies include those in the computer hardware, software, semiconductor, information technology infrastructure and services and Internet markets.

The Fund is managed by Jonathan Cohen, principal of JHC Capital Management, LLC, the Fund's sub-investment adviser. Mr. Cohen uses Royce's value approach to select investment opportunities for the Fund on the basis of a company's current and expected valuations, balance sheet strength, ability to generate earnings, access to capital, strength of technology, breadth of product line and barriers to entry (including patents and other intellectual property). Mr. Cohen will also consider the competitive environment in which a company operates, its product development capabilities, marketing acumen, management strength and strategic vision.

Although the Fund normally focuses on securities of technology companies with market capitalizations less than $4 billion (mid-, small- and micro-cap companies), it may invest an equal or greater percentage of its assets in securities of larger-cap technology companies. The Fund's investments may include young, relatively small companies that are not yet broadly known, or well-established companies that the portfolio manager believes are currently out of favor in the market. Normally, the Fund will invest at least 80% of its net assets in the equity securities of technology companies.

The Fund will focus its investments in one or more of the industries in a target group of technology industries. Although some of the Fund's holdings may produce dividends, interest or other income, current income will not be a significant consideration when selecting the Fund's investments.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Technology Value Fund is subject to market risk --the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you may lose money over short or long periods of time.

The Fund will focus its investments in companies within the technology sector. The revenues, income (or losses) and valuations of technology companies can and often do fluctuate both suddenly and dramatically, thereby exposing you to greater than average financial and market risk. In addition, the prices of small- and micro-cap securities are generally more volatile, and their markets are less liquid, relative to larger-cap securities. Therefore, an investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from both non-concentrated funds and technology funds investing in larger-cap companies. Finally, securities in the Fund's portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Foreign securities (in which the Fund may invest up to 15% of its assets) may involve additional risks, including exchange rate fluctuations, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

The Fund's success will be largely dependent upon the efforts of Jonathan Cohen, the portfolio manager. Since 1987, Mr. Cohen has been engaged primarily in technology-related equity research. While he has also managed technology investment portfolios from time to time, his more recent portfolio management experience dates only from July 2001.

Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is not a complete investment program. Rather, it is designed for long-term investors who can accept the risks of investing in a fund with common stock holdings primarily in smaller-cap technology companies.

Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold Investment Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge (load) imposed on reinvested dividends	None
Early redemption fee
On purchases held for six months or more	None
On purchases held for less than six months	1.00%

Annual Operating Expenses (expenses deducted from Fund assets)

Management fees	1.50%
Distribution (12b-1) fees	0.25
Other expenses	0.49*
Total Annual Fund Operating Expenses	2.24
Fee waiver**	(0.25)
Net Annual Fund Operating Expenses	1.99%
* Based on estimated amounts for the current fiscal year.
**Royce has contractually agreed to waive its fee to the extent necessary to maintain the Fund's Net Annual Operating Expenses at or below
1.99% through December 31, 2002.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's total operating expenses (net of fee waiver in year 1) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:
1 Year	3 Years
$202	$676

INVESTING IN SMALL-COMPANY STOCKS

Mid-, Small- and Micro-Cap Stocks

Royce views the large and diverse universe of companies available for investment by the Funds as having two investment segments or tiers. Royce defines the upper tier of this universe as those companies with market capitalizations between $400 million and $4 billion (we refer to those companies within this universe that have market capitalizations above $2 billion as mid-cap; those companies with market capitalizations between $400 million and $2 billion as small-cap; and the segment with market capitalizations less than $400 million as micro-cap).

Mid-, small- and micro-cap companies offer investment opportunities and additional risks. They may not be well known to the investing public, may not be significantly owned by institutional investors and may not have steady earnings growth. In addition, the securities of such companies may be more volatile in price, have wider spreads between their bid and ask prices and have significantly lower trading volumes than larger capitalization stocks.

As a result, the purchase or sale of more than a limited number of shares of a mid-, small- or micro-cap security may affect its market price. Royce may need a considerable amount of time to purchase or sell its positions in these securities, particularly when other Royce-managed accounts or other investors are also seeking to purchase or sell them. Accordingly, Royce's investment focus on mid-, small- and micro-cap securities generally requires it to have a long-term (at least three years) investment outlook for a portfolio security.

The micro-cap segment consists of more than 6,600 companies. These companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about them. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are the securities in the upper tier, and Royce may be able to deal with only a few market-makers when purchasing and selling these securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below Royce's estimate of the company's current worth, also involve increased risk.

The upper tier of the Funds' investment universe of securities consists of more than 1,800 companies. In this tier, there is a relatively higher level of institutional investor ownership and more research coverage by securities analysts than generally exists for micro-cap companies. This greater attention makes the market for such securities more efficient compared to micro-cap securities because they have somewhat greater trading volumes and narrower bid/ask prices.

Market capitalization is the number of a company's outstanding shares of stock multiplied by its most recent closing price per share.

The Russell 2000 is an unmanaged index of U.S. small-company common stocks that Royce and others use to benchmark the performance of small- and micro-cap funds. It includes the smallest 2,000 companies (based on market capitalization) among the top 3,000 companies tracked by Frank Russell Company.

Value Investing

Royce uses a value method in managing the Fund's assets. In selecting securities for the Fund, Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration including the company's current financial condition and, particularly for Royce Value Plus Fund, its future growth prospects.

Royce invests in securities of companies that are trading significantly below its estimate of the company's current worth in an attempt to reduce the risk of overpaying for such companies. Royce also anticipates that the market price of the company's securities should increase over approximately a three- to five-year period towards this estimate, resulting in capital appreciation for Fund investors.

Royce's value approach strives to reduce some of the other risks of investing in mid-, small- and micro-cap securities for the Fund's portfolio taken as a whole by evaluating various other risk factors. Royce attempts to lessen financial risk by buying companies that combine strong balance sheets with low leverage. Royce attempts to decrease portfolio risk in the micro-cap segment of the small-cap universe by broadly diversifying portfolio holdings.

While there can be no assurance that this risk-averse value approach will be successful, Royce believes that it can reduce some of the risks of investing in mid-, small- and micro-cap companies, which are inherently fragile in nature and whose securities have substantially greater market price volatility.

Although Royce's approach to security selection seeks to reduce downside risk to the Funds' portfolios, especially during periods of broad small-cap market declines, it may also potentially have the effect of limiting gains in strong small-cap up markets.

Temporary Investments

Each of the Funds may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. If the Fund should implement a temporary investment policy, it may not achieve its investment goal while that policy is in effect.

Total return is the percentage rate of return on an amount invested in a fund from the beginning to the end of the stated period.

MANAGEMENT OF THE FUNDS

Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of their assets. Royce has been investing in small-cap securities with a value approach for more than 25 years. Its offices are located at 1414 Avenue of the Americas, New York, NY 10019. Charles M. Royce, President and Chief Investment Officer, has been the firm's President and Chief Investment Officer during this period. He is also the primary portfolio manager of Royce Value Fund and Royce Value Plus Fund.

Royce's investment staff also includes three other Senior Portfolio Managers: W. Whitney George, Managing Director and Vice President; Boniface A. Zaino, Managing Director; and Charles R. Dreifus, Principal. Royce's investment staff is assisted by Jack E. Fockler, Jr., Managing Director and Vice President. Mr. George has been employed by Royce since 1991. Mr. Zaino joined Royce in April 1998 and previously was Group Managing Director at Trust Company of the West (since March 1984). Mr. Dreifus joined Royce in February 1998 and previously was Managing Director (since June 1995) and General Partner (until June 1995) of Lazard Freres & Co. LLC. Mr. Fockler has been employed by Royce since 1989.

Jonathan Cohen is the portfolio manager of Royce Technology Value Fund and the principal of JHC Capital Management, LLC, the Fund's sub-investment adviser ("JHC Capital"). Founded by Mr. Cohen in April 2001, JHC Capital currently manages a private technology fund with net assets of approximately $6 million as of November 30, 2001. JHC Capital's offices are located at 60 Arch Street, Greenwich, CT 06830. Prior to forming JHC Capital, Mr. Cohen spent 14 years in technology-related equity research. He has run technology research groups covering software, hardware, telecom and semiconductor stocks at various firms, including Wit Soundview (Managing Director, Director of Research and Head of the Transaction Development Group, 1999-2001), Merrill Lynch (Managing Director, Head of Internet and PC Software Research, 1998-1999), UBS (Managing Director, Head of Technology Strategy and Head of Internet and PC Software Research, 1997-1998) and Smith Barney (Managing Director, Head of Special Situations Research, Mana ger of the Special Situations Recommended Portfolio, Head of PC Software and Internet Research, 1993-1997).

Royce will receive advisory fees monthly as compensation for its services to Royce Value Fund and Royce Value Plus Fund. The annual rate of this fee is 1.00%.

Royce will also receive a monthly advisory fee from Royce Technology Fund at the annual rate of 1.50% as compensation for its services to the Fund. JHC Capital will receive a monthly sub-advisory fee from Royce, equal to 50% of the fee Royce collects from the Fund, as compensation for its services to the Fund and Royce.

Royce Fund Services, Inc. (RFS) will distribute each Fund's shares. The Royce Fund has adopted a distribution plan for the Funds under Rule 12b-1. Under the plan, the Funds will pay a fee to RFS at the annual rate of 0.25% of the Fund's average net assets. RFS would use these fees to cover sales-related and shareholder servicing costs and to pay sales commissions and other fees related to the sale of a Fund's shares. RFS has committed to waive its fees through December 31, 2002.

State Street Bank & Trust Company will be the custodian of the Funds' securities, cash and other assets. State Street's agent, National Financial Data Services ("NFDS"), will be the Funds' transfer agent.

GENERAL SHAREHOLDER INFORMATION

For more detailed discussion of The Royce Fund policies regarding direct ownership of a Fund's shares, including information on opening accounts, buying, redeeming, exchanging and transferring ownership of Fund shares, please refer to The Royce Fund's Shareholder Guide dated May 1, 2002.

Purchasing Shares

If you purchase Fund shares through a third party, such as a discount or full-service broker-dealer, bank or other financial intermediary, investment minimums, commissions, fees, policies and procedures may differ from those described in this Prospectus. If you purchase Fund shares through a third party, the shares may be held in the name of the third party on the Fund's books. Royce Fund Services, Inc., Royce and/or the Funds may pay fees to broker-dealers, financial intermediaries and other service providers who introduce investors to the Funds and/or provide certain administrative services to their customers who own Fund shares.

The minimum initial investments for shares purchased directly through The Royce Funds:
Account Type	Minimum
Regular Account	$2,000
IRA	500
Automatic Investment or Direct Deposit Plan Accounts	500
403(b)(7) or 401(k) Accounts	None

The minimum for subsequent investments is $50, regardless of account type.

The Royce Fund reserves the right both to suspend the offering of any Fund's shares to new investors and to reject any specific purchase request.

Redeeming Shares

Early Redemption Fee

You may redeem shares in your account at any time. In order to discourage short-term investing, The Royce Fund assesses an early redemption fee of 1% on redemptions of shares of any Fund that you held for less than six months. The fee will be paid to the Fund out of the proceeds otherwise payable to you.

The "first-in, first-out" method is used to determine the six-month holding period by comparing the date of the redemption with the earliest dates of the share purchases in an account. If you are redeeming shares held for less than six months in the account, or another Royce fund account from which you exchanged, you will incur the fee. The anniversary month of an account determines the six-month holding period, so that if you purchased a Fund's shares in June 2002, these shares would be subject to the fee if you were to redeem them prior to December 2002. Under this example, if you were to redeem the shares on or after December 1, 2002, they would not be subject to the fee.

You will incur no fee on shares that you acquire through distribution reinvestment or upon an exchange into another Royce Fund. The following types of shareholders and accounts are exempt from the early redemption fee: pre-approved retirement plans, group investment plans and charitable organizations; profit-sharing trusts, corporations or other institutional investors who are investment advisory clients of Royce; employees of The Royce Fund, Royce or RFS or members of their immediate families or employee benefit plans for them; participants in an Automatic Investment or Withdrawal Plan; omnibus or similar account customers of certain pre-approved broker-dealers and other institutions.

Other Redemption Information

The Royce Fund may suspend redemption privileges or postpone payment for the Funds when the New York Stock Exchange is closed or during what the Securities and Exchange Commission determines are emergency circumstances.

The Funds will normally make redemptions in cash, but The Royce Fund reserves the right to satisfy a Fund shareholder's redemption request by delivering selected shares or units of portfolio securities - redemption in kind - under certain circumstances.

The Royce Fund reserves the right to involuntarily redeem Fund shares in any account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would have 60 days to increase your account balance before the account is liquidated. Proceeds would be paid promptly to the shareholder.

The Royce Fund also reserves the right to revise or suspend the exchange privilege at any time.

Net Asset Value per Share

The price of shares that you purchase or redeem will be at their net asset value. The net asset value per share (NAV) for each Fund is calculated at the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) and is determined every day that the Exchange is open. Net asset value per share is calculated by dividing the value of a Fund's net assets by the number of its outstanding shares. Each Fund's investments are valued based on market value or, if market quotations are not readily available, at their fair value as determined in good faith under procedures established by The Royce Fund's Board of Trustees.

The date on which your purchase, redemption or exchange of shares is processed is the trade date, and the price used for the transaction is based on the next calculation of net asset value after the order is processed.

Reports

The Royce Fund mails shareholder reports semiannually and, to reduce expenses, may mail only one copy to shareholders with the same last name and sharing the same address. Please call Investor Services at (800) 221-4268 if you need additional copies. Please allow 30 days for your request to be processed. You may also elect to receive your report via the internet. Please go to "your account" at www.roycefunds.com for more details.

Dividends, Distributions and Taxes

The Funds pay any dividends from net investment income and makes any distributions from net realized capital gains each year in December. Unless the shareholder chooses otherwise, dividends and distributions will be reinvested automatically in additional shares of the Fund.

Selling or exchanging shares is a taxable event, and a shareholder may realize a taxable gain or loss. Each Fund will report to shareholders the proceeds of their redemption(s). The tax consequences of a redemption also depend on the shareholder's cost basis and holding period, so shareholders should retain all account statements for use in determining the tax consequences of redemptions.

If you redeem shares of a Fund held for six months or less, and you received a capital gain distribution from the Fund during the time you held the shares, the Internal Revenue Service will require that you treat any loss you have on the redemption as a long-term capital loss up to the amount of the distribution.

You should carefully consider the tax implications of purchasing shares shortly prior to a distribution. At the time of purchase, a Fund's net asset value may include undistributed income or capital gains. When the Fund subsequently distributes these amounts, they are taxable to the shareholder, even though the distribution is economically a return of part of the shareholder's investment.

The IRS requires that a Fund withhold 30% of taxable dividends, capital gain distributions and redemptions paid to non-corporate shareholders who have not complied with IRS regulations regarding taxpayer identification.

Each year shareholders receive important tax information about the distributions received in their account(s) for the prior calendar year. Unless your account is an IRA or is otherwise exempt from taxation, all Fund distributions are subject to federal income tax regardless of whether you receive them in cash or reinvest them in additional shares.

The taxation of distributions is not related to how long you have owned a Fund's shares. The following table describes in general how distributions are taxed at the federal level. The Funds' distributions should normally consist of capital gains:

Distribution	Rate for 15% tax bracket investors	Rate for 28% and higher tax bracket investors
Income Dividend	Ordinary	Ordinary
	income rate	income rate

Short-term	Ordinary	Ordinary
capital gains	income rate	income rate

Long-term
capital gains	10%*	20%

* 8% for gains on securities held for more than five years.

The above is only a summary of certain federal income tax consequences of investing in a Fund. Always consult a tax advisor with questions about federal, state or local tax consequences. The Statement of Additional Information includes a more detailed discussion of federal tax matters that may be relevant to a shareholder.

For More Information

More information on The Royce Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS

Additional information about a Fund's investments, together with a discussion of market conditions and investment strategies that significantly affected the Fund's performance, will be available in the Funds' annual and semiannual reports to shareholders. These reports will also be available online at www.roycefunds.com.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about The Royce Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

SHAREHOLDER GUIDE

A separate Shareholder Guide has been prepared for direct shareholders and is available free upon request. The Guide contains important shareholder information, including how to purchase and redeem shares of the Funds.

To obtain more information:
Call (800) 221-4268

The Royce Funds
1414 Avenue of the Americas
New York, NY 10019

Prospectuses, applications, IRA forms and additional information are also available through our website at www.roycefunds.com

Text only versions of the Funds' prospectus, SAI and other documents filed with the SEC can be viewed online or downloaded from: www.sec.gov

You can also obtain copies of documents filed with the SEC by visiting the SEC's Public Reference Room in Washington, DC (telephone (800) SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

SEC File # 811-03599

RVP-RTV-PRO-0502

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THE ROYCE FUND
STATEMENT OF ADDITIONAL INFORMATION

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        THE ROYCE FUND (the "Trust"), a Delaware business trust, is a diversified open-end registered management investment company, which offers investors the opportunity to invest in twelve portfolios or series. Six of the twelve series offer multiple classes of shares: each of Royce Premier Fund and Royce Opportunity Fund offers three classes of shares, an Investment Class, an Institutional Class and a Financial Intermediary Class (formerly, an Institutional Service Class for Royce Opportunity Fund); each of Royce Micro-Cap Fund and Royce Total Return Fund offers four classes of shares, an Investment Class, an Institutional Class, a Financial Intermediary Class and a Consultant Class; Pennsylvania Mutual Fund offers three classes of shares, an Investment Class, a Financial Intermediary Class and a Consultant Class; and Royce Trust & GiftShares Fund offers five classes of shares, an Investment Cla ss, an Institutional Class, a Financial Intermediary Class, a Consultant Class and a Consultant B Class (formerly, a Consultant Class) that is closed to new investors. Unless specifically noted, all references to a particular series relate to that series' Investment Class. Each series has distinct investment goals and/or strategies, and a shareholder's interest is limited to the series in which the shareholder owns shares. The twelve series (each, a "Fund" and collectively, the "Funds") are:

Royce Premier Fund	Royce Low-Priced Stock Fund
Royce Micro-Cap Fund	Royce Opportunity Fund
Pennsylvania Mutual Fund	Royce Special Equity Fund
Royce Select Fund	Royce Value Fund
Royce Trust & GiftShares Fund	Royce Value Plus Fund
Royce Total Return Fund	Royce Technology Value Fund

        This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses dated May 1, 2002. Please retain this document for future reference. The audited financial statements included in the Funds' Annual Reports to Shareholders for the fiscal year or period ended December 31, 2001 are incorporated herein by reference. To obtain an additional copy of a Prospectus or Annual or Semi-Annual Report to Shareholders for any of the Funds, without a charge, please call Investor Information at 1-800-221-4268.
Investment Adviser	Transfer Agent
Royce & Associates, LLC ("Royce")	State Street Bank and Trust Company
c/o National Financial Data Services
and Boston Financial Data Services
Distributor	Custodian
Royce Fund Services, Inc. ("RFS")	State Street Bank and Trust Company

May 1, 2002

	Page		Page
OTHER INVESTMENT STRATEGIES.......................	2	CUSTODIAN AND TRANSFER AGENT......................	30
INVESTMENT POLICIES AND		INDEPENDENT ACCOUNTANTS.................................	31
LIMITATIONS.....................................................................	3	PORTFOLIO TRANSACTIONS...................................	31
RISK FACTORS AND SPECIAL		CODE OF ETHICS AND RELATED
CONSIDERATIONS...........................................................	6	MATTERS.....................................................................	35
MANAGEMENT OF THE TRUST.....................................	11	PRICING OF SHARES BEING OFFERED..........................	36
PRINCIPAL HOLDERS OF SHARES.................................	18	REDEMPTIONS IN KIND...............................................	36
INVESTMENT ADVISORY		TAXATION.......................................................................	37
SERVICES...................................................................	25	DESCRIPTION OF THE TRUST....................................	43
DISTRIBUTION....................................................................	28	PERFORMANCE DATA................................................	45

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OTHER INVESTMENT STRATEGIES

        In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

ROYCE PREMIER FUND - in securities of companies with stock market capitalizations above $2 billion, non-dividend-paying common stocks and non-convertible preferred stocks and debt securities.

ROYCE MICRO-CAP FUND - in securities of companies with stock market capitalizations above $400 million and non-convertible preferred stocks and debt securities.

PENNSYLVANIA MUTUAL FUND - in securities of companies with stock market capitalizations above $2 billion and non-convertible preferred stocks and debt securities.

ROYCE SELECT FUND - in stocks of companies with market capitalizations above $2 billion and non-convertible preferred stocks and debt securities.

ROYCE TRUST & GIFTSHARES FUND - in securities of companies with market capitalizations above $2 billion and non-convertible preferred stocks and debt securities.

ROYCE TOTAL RETURN FUND - in securities with stock market capitalizations above $2 billion, non-dividend-paying common stocks and non-convertible securities.

ROYCE LOW-PRICED STOCK FUND - in stocks of companies with prices higher than $20 per share or market capitalizations above $2 billion and non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $2 billion and non-convertible preferred stocks and debt securities.

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ROYCE SPECIAL EQUITY FUND - in common stocks and convertible securities of companies with market capitalizations above $1 billion and non-convertible preferred stocks and debt securities.

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ROYCE VALUE FUND - in securities of companies with stock market capitalizations above $4 billion and non-convertible preferred stocks and debt securities.

ROYCE VALUE PLUS FUND - in securities of companies with stock market capitalizations above $4 billion and non-convertible preferred stocks and debt securities.

ROYCE TECHNOLOGY VALUE FUND - in securities of companies with stock market capitalizations above $4 billion and non-convertible preferred stocks and debt securities.

INVESTMENT POLICIES AND LIMITATIONS

        Listed below are the Funds' fundamental investment policies and limitations. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after or at the time of the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

        A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval.

        No Fund may, as a matter of fundamental policy:

1.	Issue any senior securities;

2.	Purchase securities on margin or write call options on its portfolio securities;

3.	Sell securities short;

4.	Borrow money, except that each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund's total assets;

5.	Underwrite the securities of other issuers;

6.

Invest more than 10% of its total assets in the securities of foreign issuers (except for Royce Opportunity Fund, Royce Special Equity Fund and Royce Technology Value Fund, each of which may invest up to 25% of its total assets in such securities);

7.

Invest in restricted securities (except for Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund and Royce Technology Value Fund, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities) or in repurchase agreements which mature in more than seven days;

8.

Invest more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund and Royce Technology Value Fund) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Pennsylvania Mutual Fund, which is not subject to any such limitation);

9.	Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

10.	Invest more than 25% of its assets in any one industry (except for Royce Technology Value Fund, which may invest up to 100% of its assets in technology companies);

11.	Acquire (own, in the case of Pennsylvania Mutual Fund) more than 10% of the outstanding voting securities of any one issuer;

12.	Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

13.	Purchase or sell commodities or commodity contracts;

14.

Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

15.	Invest in companies for the purpose of exercising control of management;

16.	Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts;

17.

Invest in the securities of other investment companies (except for Pennsylvania Mutual Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund and Royce Technology Value Fund, which may invest in such companies as set forth below); or

18.	Invest more than 5% of its total assets in warrants, rights and options (except for Pennsylvania Mutual Fund, which may not purchase any warrants, rights or options).

        No Fund may, as a matter of operating policy:

1.	Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities; or

2.	Enter into repurchase agreements with any party other than the custodian of its assets.

        Royce Opportunity Fund may not, as a matter of operating policy, invest more than 10% of its assets in the securities of foreign issuers.

        Royce Special Equity Fund may not, as a matter of operating policy:

1.	Invest more than 5% of its assets in the securities of foreign issuers;

2.	Invest more than 5% of its assets in securities for which market quotations are not readily available; or

3.	Invest more than 5% of its assets in the securities of other investment companies.

        Royce Technology Value Fund may not, as a matter of operating policy, invest more than 15% of its assets in the securities of foreign issuers.

        The Trust interprets Fundamental Policy No. 8 to preclude any Fund from investing more than 10% (15% for Pennsylvania Mutual Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund and Royce Technology Value Fund) of its net assets in illiquid securities.
Pennsylvania Mutual Fund Royce Opportunity Fund Royce Special Equity Fund	Royce Value Fund Royce Value Plus Fund Royce Technology Value Fund

        Pennsylvania Mutual Fund, Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund and Royce Technology Value Fund may each invest up to 25%, and Royce Special Equity Fund may invest up to 5%, of the value of its total assets in the securities of other investment companies (open or closed-end), including up to 5% of its total assets in the securities of any one other investment company, provided that the Funds and all affiliated persons of the Funds do not own, in the aggregate, more than 3% of the total outstanding stock of any one such investment company. The Funds must acquire such securities in the open market, in transactions involving no commissions or discounts to a sponsor or dealer (other than customary brokerage commissions). Under the 1940 Act, the issuers of such securities are not required to redeem them from any one Fund in an amount exceeding 1% of such issuers' total outstanding securities during any period of less than thirty days. The Funds will vote all proxies with respect to such securities in the same proportion as the vote of all other holders of such securities. Except for cash collateral received in connection with their securities lending activities and invested in the money market funds of their custodian bank, neither Pennsylvania Mutual Fund, Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund nor Royce Technology Value Fund has any current intention of investing in the securities of any open-end investment companies.

Royce Opportunity Fund
Royce Value Fund
Royce Value Plus Fund
Royce Technology Value Fund

        Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund and Royce Technology Value Fund may not invest more than 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the "Securities Act") and other securities for which market quotations are not readily available. Securities which are not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

        A large institutional market has developed for these unregistered privately placed restricted securities, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, howe ver, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Funds' Rights as Stockholders

        No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Royce or the Board of Trustees determines that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

        A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Board of Trustees determine this to be in the best interests of a Fund's shareholders.

Securities Lending

        Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program organized and monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Royce's judgment, the consideration to be earned from such loans would justify the risk.

        The current view of the staff of the Securities and Exchange Commission (the "SEC") is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, eith er by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) and Investment Grade Debt Securities

        Each Fund may invest up to 5% (15% for Royce Opportunity Fund and Royce Technology Value Fund) of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

        The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

        Since the risk of default is higher for lower-rated (high-risk) debt securities, Royce's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Royce's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

        Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

        The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody's (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody's (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody's (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody's (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics).

Foreign Investments

        Each Fund may invest up to 10% of its total assets (25% for Royce Opportunity Fund, Royce Special Equity Fund and Royce Technology Value Fund) in the securities of foreign issuers. Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearanc e and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund's portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect a Fund's ability to realize on its investment in such securities. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

        Although changes in foreign currency rates may adversely affect the Funds' foreign investments, Royce does not expect to purchase or sell foreign currencies for the Funds to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities they purchase. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

        Exchange control regulations in such foreign markets may also adversely affect the Funds' foreign investments and the Funds' ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

        The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

        The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

        Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Repurchase Agreements

        In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

        The Funds may engage in repurchase agreements provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.

Warrants, Rights and Options

        Each Fund, other than Pennsylvania Mutual Fund, may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

        The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to a Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P Small-Cap 600.

        Investing in warrants, rights and call options on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit a Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits a Fund to incur additional risk and/or to hedge against risk.

* * *

        Royce believes that each of the Funds, except Royce Total Return Fund, are suitable for investment only by persons who can invest without concern for current income, and that such Funds are suitable only for those investors who are in a financial position to assume above-average risks in search for long-term capital appreciation.

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MANAGEMENT OF THE TRUST

        The following table sets forth certain information as to each Trustee and officer of the Trust. The Trustees are responsible for the overall supervision of the operations of the Trust and have the various duties imposed on directors of registered investment companies by the 1940 Act.

Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Charles M. Royce* (62) 1414 Avenue of the Americas New York, NY 10019	Trustee, President and Treasurer	Since 1982

President, manager/director of Royce & Associates, LLC and its predecessor, Royce & Associates, Inc. (collectively, "Royce"), the Trust's investment adviser; Director, President and Treasurer of Royce Value Trust, Inc. ("RVT"), Royce Micro-Cap Trust, Inc. ("OTCM") and Royce Focus Trust, Inc. ("RFT"), closed-end diversified management investment companies of which Royce is the investment adviser; Trustee, President and Treasurer of Royce Capital Fund ("RCF"), an open-end diversified management investment company of which Royce is the investment adviser (the Trust, RVT, OTCM, RFT and RCF collectively, "The Royce Funds"); Secretary and sole director of Royce Fund Services, Inc. ("RFS"), a wholly-owned subsidiary of Royce and the distributor of the Trust's shares; and managing general partner of Royce Management Company ("RMC"), the general partner of various private investment limited partnerships until October 2001.

				17	None

Donald R. Dwight (71) 16 Clover Mill Lane Lyme, NH 03768	Trustee	Since 1998	President of Dwight Partners, Inc., corporate communications consultant; and Chairman (from 1982 to March 1998) and Chairman Emeritus (since March 1998) of Newspapers of New England, Inc. Mr. Dwight's prior experience includes having served as Lieutenant Governor of the Commonwealth of Massachusetts and as President and Publisher of Minneapolis Star and Tribune Company.	17	Trustee of the registered investment companies constituting the Eaton Vance Funds

Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Mark R. Fetting* (46) 100 Light Street Baltimore, MD 21202	Trustee	Since 2001	Executive Vice President of Legg Mason, Inc.; manager/director of Royce; and Division President and Senior Officer, Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (from 1991 to 2000). Mr. Fetting's prior business experience includes having served as Partner, Greenwich Associates, and Vice President, T. Rowe Price Group, Inc.	17	None

Richard M. Galkin (64) 654 Boca Marina Court Boca Raton, FL 33487	Trustee	Since 1982	Private investor. Mr. Galkin's prior business experience includes having served as President of Richard M. Galkin Associates, Inc., tele-communications consultants, President of Manhattan Cable Television (a subsidiary of Time Inc.), President of Haverhills Inc. (another Time Inc. subsidiary), President of Rhode Island Cable Television and Senior Vice President of Satellite Television Corp. (a subsidiary of Comsat).	17	None

Stephen L. Isaacs (62) 847 25th Avenue San Francisco, CA 94121	Trustee	Since 1989	Attorney, President of The Center for Health and Social Policy; and President of Health Policy Associates, Inc., consultants. Mr. Isaacs also previously served as Director of Columbia University Development Law and Policy Program and Professor at Columbia University.	17	None

William L. Koke (67) 73 Pointina Road Westbrook, CT 06498	Trustee	Since 1996	Private investor. Mr. Koke's prior business experience includes having served as President of Shoreline Financial Consultants, Director of Financial Relations of SONAT, Inc., Treasurer of Ward Foods, Inc. and President of CFC, Inc.	17	None

Name, Age and Address	Position(s) Held with Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

David L. Meister (62) 1535 Michael Lane Pacific Palisades, CA 90272	Trustee	Since 1982	Chairman and Chief Executive Officer of The Tennis Channel (since June 2000). Chief Executive Officer of Seniorlife.com (from December 1999 to May 2000). Mr. Meister's prior business experience includes having served as consultant to the communications industry, President of Financial News Network, Senior Vice President of HBO, President of Time-Life Films and Head of Broadcasting for Major League Baseball.	17	None

G. Peter O'Brien (56) 118 Meadow Road Riverside, CT 06878	Trustee	Since 2001	Trustee of Colgate University; Director of Pinnacle Holdings, Inc.; Vice President of Hill House, Inc.; director/trustee of certain Legg Mason retail funds; Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (from 1971 to 1999).	17	Director of Renaissance Capital Greenwich Funds

John D. Diederich.* (50) 1414 Avenue of the Americas New York, NY 10019	Vice President	Since 2001

Manager/director, Chief Operating Officer (since October 2001), Chief Financial Officer (since March 2002) and Managing Director of Royce; Vice President of RVT, OTCM, RFT and RCF; Director of Administration of The Royce Funds; and President of RFS.

				N/A	None

Jack E. Fockler, Jr.* (43) 1414 Avenue of the Americas New York, NY 10019	Vice President	Since 1995	Managing Director and Vice President of Royce; Vice President of RVT, OTCM, RFT and RCF; and Vice President of RFS.	N/A	None

W. Whitney George*(43) 1414 Avenue of the Americas New York, NY 10019	Vice President	Since 1995	Managing Director and Vice President of Royce; and Vice President of RVT, OTCM, RFT and RCF.	N/A	None

Daniel A. O'Byrne* (40) 1414 Avenue of the Americas New York, NY 10019	Vice President and Assistant Secretary	Since 1994	Principal and Vice President of Royce; and Vice President of RVT, OTCM, RFT and RCF.	N/A	None

John E. Denneen* (35) 1414 Avenue of the Americas New York, NY 10019	Secretary	1996-2001 and since April 2002

Deputy General Counsel, Principal, Chief Compliance Officer and Secretary of Royce (since March 2002); Secretary of RVT, OTCM, RFT and RCF (1996-2001 and since April 2002); Associate General Counsel, Principal and Chief Compliance Officer of Royce (1996-2001); Principal of Credit Suisse First Boston Private Equity (2001-2002); and Associate of Seward & Kissel prior to 1996.

				N/A	None

__________________

 *An "interested person" of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.

**Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer will hold office for the year ending December 31, 2002 and thereafter until their respective successors are duly elected and qualified.

All of the Trust's trustees are also directors/trustees of RVT, OTCM, RFT and RCF.

Information relating to each Trustee's share ownership in the Funds and in the other funds in the group of registered investment companies comprising The Royce Funds that are overseen by the respective Trustee as of December 31, 2001 is set forth in the tables below.
Charles M. Royce
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over 100,000
Royce Micro-Cap Fund	Over 100,000
Pennsylvania Mutual Fund	10,001-50,000
Royce Select Fund	Over 100,000
Royce Total Return Fund	Over 100,000
Royce Low-Priced Stock Fund	10,001-50,000
Royce Opportunity Fund	Over 100,000
Royce Special Equity Fund	Over 100,000
Royce Value Fund	Over 100,000
Royce Value Plus Fund	Over 100,000
Royce Technology Value Fund	Over 100,000

The Royce Funds		Over 100,000
Donald R. Dwight
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	50,001-100,000
Royce Micro-Cap Fund	10,001-50,000

The Royce Funds		Over 100,000

Mark R. Fetting

As of December 31, 2001, Mr. Fetting did not own shares of any of the Funds or any of The Royce Funds. As of January 31, 2002, the aggregate dollar range of Mr. Fetting's share ownership in The Royce Funds was over $100,000.

Richard M. Galkin
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	10,001-50,000
Royce Micro-Cap Fund	1-10,000
Royce Total Return Fund	50,001-100,000
Royce Low-Priced Stock Fund	Over 100,000

The Royce Funds		Over 100,000
Stephen L. Isaacs
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	1-10,000
Royce Micro-Cap Fund	1-10,000
Pennsylvania Mutual Fund	10,001-50,000
Royce Total Return Fund	1-10,000
Royce Low-Priced Stock Fund	1-10,000
Royce Opportunity Fund	1-10,000

The Royce Funds		10,001-50,000
William L. Koke
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Pennsylvania Mutual Fund	10,001-50,000
Royce Opportunity Fund	10,001-50,000

The Royce Funds		Over 100,000
David L. Meister
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over 100,000
Royce Micro-Cap Fund	10,001-50,000
Royce Opportunity Fund	Over 100,000

The Royce Funds		Over 100,000
G. Peter O'Brien
	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Total Return Fund	50,001-100,000
Royce Low-Priced Stock Fund	50,001-100,000
Royce Opportunity Fund	50,001-100,000

The Royce Funds		Over 100,000


        The Board of Trustees has an Audit Committee, comprised of Donald R. Dwight, Richard M. Galkin, Stephen L. Isaacs, William L. Koke, David L. Meister and G. Peter O'Brien. The Audit Committee is responsible for, among other things, recommending the selection and nomination of the Funds' independent accountants and for conducting post-audit reviews of the Funds' financial conditions with such independent accountants. The Trust has adopted an Audit Committee charter. Mr. Galkin serves as Chairman of the Audit Committee.

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        For the year ended December 31, 2001, the following trustees and affiliated persons (who received more than $60,000) of the Trust received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds:

	Aggregate	Pension or Retirement	Total Compensation
	Compensation	Benefits Accrued As	from The Royce Funds
Name	From Trust	Part of Trust Expenses	paid to Trustee/Directors

Donald R. Dwight,	$ 35,000*	N/A	$ 63,750*
Trustee

Richard M. Galkin,	35,000*	N/A	63,750*
Trustee

Stephen L. Isaacs,	35,000	N/A	63,750
Trustee

William L. Koke,	35,000	N/A	51,898
Trustee

David L. Meister,	35,000	N/A	63,750
Trustee

Peter O'Brien,	8,250	N/A	14,975
Trustee

John D. Diederich,	282,387	10,360	N/A
Director of
Administration

Howard J. Kashner,	66,654	3,454	N/A
General Counsel

John E. Denneen,	81,871	4,317	N/A
Associate General
Counsel

Andrew S. Novak,	91,842	-	N/A
Associate General
Counsel

Bruno Lavion,	79,341	6,602	N/A
Director of Mutual
Fund Operations
	Aggregate	Pension or Retirement	Total Compensation
	Compensation	Benefits Accrued As	from The Royce Funds
Name	From Trust	Part of Trust Expenses	paid to Trustee/Directors

Mary Macchia,	$71,705	6,805	N/A
Manager of Fund Accounting

__________________

* Includes $5,250 from the Trust ($9,338 from the Trust and other Royce Funds) deferred during 2001 at the election of Mr. Dwight and $35,000 from the Trust ($62,260 from the Trust and other Royce Funds) deferred during 2001 at the election of Mr. Galkin under The Royce Funds' Deferred Compensation Plan for Trustees/Directors.

Information Concerning Royce

        On October 1, 2001, Royce & Associates, Inc., the Funds' investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. ("Legg Mason"). On March 31, 2002, Royce & Associates, Inc. was merged into Royce Holdings, LLC (a wholly-owned subsidiary of Legg Mason), which then changed its name to Royce & Associates, LLC. As a result of this merger, Royce & Associates, LLC became the Funds' investment adviser and a direct wholly-owned subsidiary of Legg Mason. Founded in 1899, Legg Mason is a publicly-held financial services company primarily engaged in providing asset management, securities brokerage, investment banking and related financial services through its subsidiaries. As of December 31, 2001, Legg Mason's asset management subsidiaries had aggregate assets under management of approximately $170.1 billion.

PRINCIPAL HOLDERS OF SHARES

        As of March 31, 2002, the following persons were known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:
	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Premier Fund Investment Class
Charles Schwab & Co., Inc.	35,629,827	Record	45%
101 Montgomery Street
San Francisco, CA 94104-4122

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Micro-Cap Fund
Investment Class

Charles Schwab & Co., Inc.	6,633,551	Record	29%
101 Montgomery Street
San Francisco, CA 94104-4122

Salomon Smith Barney, Inc.	1,662,838	Record	7%
388 Greenwich Street
New York, NY 10013-2339

National Investors Services Corp.	1,785,898	Record	7%
for the Exclusive Benefit of our
Customers
Attn: Mutual Funds Dept.
55 Water Street, Fl. 32
New York, NY 10041-0028

Royce Micro-Cap Fund
Consultant Class

Bear Stearns Securities Corp	33,286	Record	10%
FBO 220-81341-10
1 Metrotech Ctr N
Brooklyn, NY 11201-3870

Pennsylvania Mutual Fund
Investment Class

Charles Schwab & Co., Inc.	6,890,254	Record	10%
101 Montgomery Street
San Francisco, CA 94104-4122

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Laird Norton Trust Company C/F	5,262,237	Record	8%
Administrative Systems Inc.
Norton Building, 16th Floor
801 Second Avenue
Seattle, WA 98104-1578

Royce Select Fund
Investment Class

Charles Schwab & Co., Inc.	56,322	Record	51%
101 Montgomery Street
San Francisco, CA 94104-4122

Irving W. Bailey II	20,019	Record and	18%
205 Worth Avenue, STE 201		Beneficial
Palm Beach, FL 33480

Charles M. Royce	10,391	Record and	9%
c/o Royce & Associates, LLC		Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242

Royce Trust & GiftShares Fund
Consultant Class B

Eleanor Slavinsky TR DTD 12/29/2001	6,318	Record and Beneficial	32%
FBO Edward Slavinsky Jr.
State Street Bank & Trust Co. TTEE
804 Fielding Dr.
Red Lion, PA 17356-9227

Eleanor Slavinsky TR DTD 12/29/2001	6,318	Record and Beneficial	32%
FBO Gail Mohip
State Street Bank & Trust Co. TTEE
802 Valley Hill Dr.
Brandon, FL 33510-3550

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Total Return Fund
Investment Class

Charles Schwab & Co. Inc.	27,704,816	Record	37%
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Total Return Fund
Consultant Class

Emjayco Custodian	40,036	Record	37%
FBO The Behnke Nurseries
Company 401K PSP
Plan #90A46
5001 N. Lydell Avenue
Glendale, WI 53217-5531

Emjayco Custodian	23,309	Record	21%
FBO Engineering Consulting Services Ltd.
401K Plan #90975
P.O. Box 170910
Milwaukee, WI 53217-0909

State Street Bank & Trust Co.	14,411	Record	13%
Cust for the 403B Plan of
Independent School Dist - 911
FBO Lucille H Kutzke
648 Highway 95 NE
Cambridge, MN 55008-7796

Steven Gobel & Marlene Gobel	8,591	Record and	8%
JTWROS		Beneficial
876 Auburn Ct.
Highland Park, IL 60035-1123

Putnam Fiduciary Trust Co. TTEE	6,331	Record	5%
FBO Sylvan Learning System
Retirement Savings Plan
Investor Way
Att DC Plan Admin MS N3H 523261
Norwood, MA 02062

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Royce Total Return Fund
Financial Intermediary Class

Carn & Co A/C 930020300	862,969	Record	84%
ABN AMRO Grp PS & Svg Pl.
Attn. Mutual Funds Star
P.O. Box 96211
Washington, D.C. 20090-6211

Fox & Co. Partnership	138,979	Record and	13%
P.O. Box 976		Beneficial
New York, NY 10268-0976

Royce Low-Priced Stock Fund
Investment Class

Charles Schwab & Co., Inc.	71,076,504	Record	50%
101 Montgomery Street
San Francisco, CA 94104-4122

Royce Opportunity Fund
Investment Class

Charles Schwab & Co. Inc.	18,231,481	Record	23%
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

The Northern Trust Co.	16,487,166	Record	21%
Accenture LLP
P.O. Box 92956
Chicago, IL 60675-2956

Royce Opportunity Fund
Financial Intermediary Class

State Street Bank & Trust Co.	763,021	Record	41%
GE Capital Information EE Savings
Plan Technology Solutions
801 Pennsylvania Ave.
Kansas City, MO 64105-1307
	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Mitra & Co.	427,846	Record	23%
Attn. Exp
1000 N Water St. #14
Milwaukee, WI 53202-6648

T Rowe Price Trust Co.	305,110	Record	16%
FBO Retirement Plan Clients
DTD 03/01/01
P.O. Box 17215
Baltimore, MD 21297-1215

Charles Schwab & Co. Inc.	262,302	Record	14%
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

Royce Opportunity Fund
Institutional Class

US Bank National Assoc as	574,052	Record	36%
Custodian for Arapahoe County
Retirement Pl
Attn. Mutual FDS AC 90792811
P.O. Box 64010
Saint Paul, MN 55164-0010

Population Council	550,055	Record	35%
1 Dag Hammarskjold Plz
New York, NY 10017-2201

Choate Rosemary Hall Foundation	441,501	Record	28%
Inc.
333 Christian Street
Wallingford, CT 06492-3800

Royce Special Equity Fund
Investment Class

National Investor Services Corp.	4,346,500	Record	47%
Attn Mutual Funds Dept
55 Water Street, 32nd Floor
New York, NY 10041-0028

	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Charles Schwab & Co. Inc.	1,597,668	Record	17%
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4122

Royce Value Fund
Investment Class

Charles M. Royce	134,823	Record and	46%
c/o Royce & Associates, LLC		Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242

Karen Free Royce	62,850	Record and	21%
67 Harbor Drive		Beneficial
Greenwich, CT 06830-7019

Charles M. Royce†	49,896	Record and	17%
Chase Manhattan Bank		Beneficial
Attn. Debbie Demarco
450 West 33rd St., FL 15
New York, NY 10001-2603

The Steven C & Deborah A Conners	25,946	Record and	9%
Trust U/A DTD 02/01/2000		Beneficial
Steven C. Conners TTEE
Deborah A. Conners TTEE
12860 Baywind Pt.
San Diego, CA 92130-2796

Royce Value Plus Fund
Investment Class

Harold Reed TTEE	194,904	Record and	27%
Reed Luce Tosh & McGregor Salary		Beneficial
Red Profit Sharing Plan
804 Turnpike Street
Beaver, PA 15009-2114

Charles M. Royce	101,940	Record and	14%
c/o Royce & Associates, LLC		Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242
	Number	Type of	Percentage of
Fund	of Shares	Ownership	Outstanding Shares

Karen Free Royce	60,437	Record and	8%
67 Harbor Drive		Beneficial
Greenwich, CT 06830-7019

Chilton Employee Fund LLC	71,885	Record	10%
c/o Chilton Investment Co. Inc.
1266 E. Main St. # 1 FL
Stamford, CT 06902-3546

Birchwood Holdings Ltd.	48,860	Record	6%
c/o Chilton Investment Company Inc
1266 E. Main St. Ste 7
Stamford, CT 06902-3350

The Chilton Family Foundation	40,717	Record	5%
c/o Chilton Investment Co. Inc.
1266 E. Main St. # 1 FL
Stamford, CT 06902-3546

Royce Technology Value Fund
Investment Class

Charles M. Royce†	1,040,000	Record and	32%
Chase Manhattan Bank		Beneficial
Attn. Debbie Demarco
450 West 33rd St., FL 15
New York, NY 10001-2603

Charles M. Royce	50,200	Record and	8%
c/o Royce & Associates, LLC		Beneficial
8 Sound Shore Drive
Greenwich, CT 06830-7242

†Charles M. Royce has investment discretion and voting power over this account, which is beneficially owned by Mr. Royce and certain trusts for the benefit of family members of Mr. Royce.

        As of March 31, 2002, all of the trustees and officers of the Trust as a group beneficially owned approximately 9.5% of the outstanding shares of the Investment Class of Royce Select Fund, approximately 65% of the outstanding shares of the Investment Class of Royce Value Fund, approximately 17% of the outstanding shares of the Investment Class of Royce Value Plus Fund and approximately 40% of the outstanding shares of the Investment Class of Royce Technology Value Fund. Except as noted above, the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the Funds and their respective classes.

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INVESTMENT ADVISORY SERVICES

Services Provided by Royce

        As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees:

Fund	Percentage Per Annum of Fund's Average Net Assets
Royce Premier Fund	1.00
Royce Micro-Cap Fund	1.50
Pennsylvania Mutual Fund	1.00% of first $50,000,000,
.875% of next $50,000,000 and
.75% of any additional average net assets
Royce Trust & GiftShares Fund	1.00
Royce Total Return Fund	1.00
Royce Low-Priced Stock Fund	1.50
Royce Opportunity Fund	1.00
Royce Special Equity Fund	1.00
Royce Value Fund	1.00
Royce Value Plus Fund	1.00
Royce Technology Value Fund	1.50

Such fees are payable monthly from the assets of the Fund involved and, in the case of Royce Premier, Royce Micro-Cap, Pennsylvania Mutual, Royce Trust & GiftShares, Royce Total Return and Royce Opportunity Funds, are allocated between each of their Classes of shares based on the relative net assets of each class.

        Under such Investment Advisory Agreements, Royce (i) determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; and (iii) pays expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

        As described in Royce Technology Value Fund's Prospectus, Royce has entered into an Investment Subadvisory Agreement with JHC Capital Management, LLC ("JHC") pursuant to which JHC manages the Fund's assets and Royce pays a sub-investment advisory fee to JHC equal to 50% of the fee Royce collects from the Fund.

        The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholder reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees' fees; and brokerage commissions.

        Under its Investment Advisory Agreement, Royce Select Fund pays Royce a performance fee. See "Management of the Fund" in Royce Select Fund's Prospectus for further information concerning this fee and other material terms of such Investment Advisory Agreement, including Royce's obligation to pay the Fund's ordinary operating expenses.

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        For each of the three years ended December 31, 1999, 2000 and 2001, as applicable, Royce received advisory fees from the Funds (net of any amounts waived by Royce) and waived advisory fees payable to it, as follows:
	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce
Royce Premier Fund
1999	5,464,280	$ -
2000	5,927,099	-
2001	7,247,357	-

Royce Micro-Cap Fund
1999	1,421,494	464,060
2000	1,506,648	421,471
2001	2,110,329	433,903

Pennsylvania Mutual Fund
1999	4,287,443	-
2000	3,802,081	-
2001	4,121,066	-

Royce Select Fund
1999	232,607	38,745
2000	287,847	-
2001	417,691	-

Royce Trust & GiftShares Fund
1999	78,353	47,727
2000	212,180	9,346
2001	283,833	-

Royce Total Return Fund
1999	2,375,933	147,162
2000	2,303,349	60,317
2001	3,856,044	-

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce

Royce Low-Priced Stock Fund
1999	189,309	107,192
2000	675,967	200,095
2001	6,596,585	1,491,503

Royce Opportunity Fund
1999	421,670	-
2000	1,868,278	-
2001	4,877,530	-

Royce Special Equity Fund
1999	10,661	18,536
2000	6,360	21,443
2001	42,454	15,871

Royce Value Fund
2001*	0	5,023

Royce Value Plus Fund
2001*	0	7,337

Royce Technology Value Fund
2001**	-	-

__________________

 *June 14, 2001 (commencement of operations) to December 31, 2001
**Commenced operations on December 31, 2001


DISTRIBUTION

        The Funds are engaged in a continuous offering of their shares. RFS, a wholly-owned subsidiary of Royce, is the distributor of each Fund's shares. RFS has its office at 1414 Avenue of the Americas, New York, New York 10019. It was organized in November 1982 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

        As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, for and from the assets of the Fund or share class involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Micro-Cap Fund's, Pennsylvania Mutual Fund's, Royce Trust & GiftShares Fund's and Royce Total Return Fund's Consultant Classes' respective average net assets, 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Trust & GiftShares Fund's Consultant B Class's average net assets, .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Trust & GiftShares Fund's, Royce Low-Priced Stock Fund's, Royce Value Fund's, Royce Value Plus Fund' s and Royce Technology Value Fund's Investment Classes' respective average net assets and .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Premier Fund's, Royce Micro-Cap Fund's, Pennsylvania Mutual Fund's, Royce Trust & GiftShares Fund's, Royce Total Return Fund's and Royce Opportunity Fund's Financial Intermediary Classes' respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. RFS is also entitled to receive the proceeds of any front-end sales loads that may be imposed on purchases of shares of Royce Micro-Cap Fund's, Pennsylvania Mutual Fund's, Royce Trust & GiftShares Fund's and Royce Total Return Fund's Consultant Classes and Royce Trust & GiftShares Fund's Consultant B Class and of any contingent deferred sales charges that may be imposed on redemptions of such shares. Currently, Royce Trust & GiftShares Fund's Consultant B Class shares bear a contingent deferred sales charge which declines from 5% during the first year after purchase to 1.5% during the sixth year after purchase. No contingent deferred sales charge is imposed after the sixth year. None of the Funds' Investment Classes, other than those for Royce Trust & GiftShares Fund, Royce Low-Priced Stock Fund, Royce Value Fund, Royce Value Plus Fund and Royce Technology Value Fund, or Institutional Classes are obligated to pay any fees to RFS under the Distribution Agreement.

        Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds' prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribu tion Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of filing for sales of its shares under the securities laws of the various states.

        The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. As required by Rule 12b-1 under the 1940 Act, the shareholders of each Fund or class of shares that remains covered by the Plan and the Trust's Board of Trustees (which also approved the Distribution Agreement pursuant to which the distribution fees are paid) approved the Plan, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

        The Plan may be terminated as to any Fund or class of shares by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or by vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Trustees, including a majority of the non-interested Trustees, as described above, may amend the Plan.

        The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days' written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it.

        The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) either by the vote of a majority of the outstanding shares of the Fund or class of shares involved or by the vote of a majority of the entire Board of Trustees.

        While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

        RFS has temporarily waived the distribution fees payable to it by the Investment Classes of Royce Low-Priced Stock Fund, Royce Value Fund and Royce Value Plus Fund.


        For the fiscal year ended December 31, 2001, the Consultant Class of Royce Micro-Cap Fund, the Consultant Class of Pennsylvania Mutual Fund, the Consultant Class of Royce Total Return, the Investment Class of Royce Trust & Giftshares Fund, the Consultant Class of Royce Trust & Giftshares Fund, the Consultant B Class of Royce Trust & GiftShares Fund and the Financial Intermediary Class of Royce Opportunity Fund paid RFS $20,580, $1,001,901, $1,493, $22,565, $4, $60,083 and $27,662, respectively, in distribution fees pursuant to the Plan. RFS paid Legg Mason Wood Walker, Incorporated, a subsidiary of Legg Mason ("Legg Mason Wood Walker"), $6,947, $2,341, $1,624, $32 and $287 for such fiscal year on account of distribution, shareholder servicing and/or account maintenance activities relating to the Consultant Classes of Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Total Return Fund, Royce Trust & GiftShares Fund and the Consultant B Class of Royce Trust & GiftShares Fund, respectively. For the fiscal year ended December 31, 2001, shareholders of the Consultant Class of Pennsylvania Mutual Fund were charged and RFS received $56 in contingent deferred sales charges pursuant to the Plan.


        No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement. Charles M. Royce, an interested person of the Trust, Royce and RFS, had such an interest.

        Under the Rules of Fair Practice of the NASD, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.


CUSTODIAN AND TRANSFER AGENT

        State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for each Fund's shares, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 330 W. 9th Street, Kansas City, Missouri 64105, and and Boston Financial Data Services, at 2 Heritage Drive, Quincy, MA 02171.


        State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records and also provides certain shareholder services.


INDEPENDENT ACCOUNTANTS

        PricewaterhouseCoopers LLP, whose address is 160 Federal Street, Boston, Massachusetts 02110, are the Trust's independent accountants, providing audit services, tax return preparation and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.


PORTFOLIO TRANSACTIONS

        Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker is capable of obtaining the best execution for the security involved in the transaction. Best execution is comprised of several factors, including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained.

        In addition to considering a broker's execution capability, Royce generally considers the research and brokerage services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Royce may use commission dollars generated by agency transactions for the Funds and its other client accounts to pay for such services. Research services that may be paid for in this way assist Royce in carrying out its investment decision-making responsibilities. They may include general economic research, market and statistical information, industry and technical research, strategy and company research, advice as to the availability of securities or purchasers or sellers of a particular security, research related to portfolio company shareholder voting and performance measurement, and may be written or oral. Brokerage services that may be paid for in this way include effecting secur ities transactions and incidental functions such as clearance, settlement and custody.

        Royce is authorized, in accordance with Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreements with the Trust, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services. Royce determines the overall reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce's overall responsibilities with respect to its accounts.

        Research and brokerage services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts, and Royce may not use all of such services in connection with the Trust or any one of its Funds. Moreover, Royce's receipt of these services does not reduce the investment advisory fees payable to Royce, even though Royce might otherwise be required to purchase some of them for cash. Royce may, therefore, be viewed as having a conflict of interest relating to its obtaining such research services with Fund and other client account commission dollars.

        Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds' shares, and Royce and/or RFS may separately compensate them for doing so. RFS does not effect portfolio security transactions for the Funds or others.

        From time to time the Funds may effect brokerage transactions on a securities exchange with Legg Mason Wood Walker and any other affiliated broker-dealers in accordance with the procedures and requirements set forth in Rule 17e-1 under the 1940 Act. Any such transactions would involve the use of the affiliated broker-dealer for execution purposes only and/or for locating the purchasers or sellers involved in the transaction. The affiliated broker-dealer would not be compensated because of any other research-related service or product provided or to be provided by it and may not be used to effect brokerage transactions in Nasdaq or other over-the-counter securities. Although the Funds will not effect any principal transactions with any affiliated broker-dealers, they may purchase securities that are offered in certain underwritings in which an affiliated broker-dealer is a participant in accordance with the procedures and requirements s et forth in Rule 10f-3 under the 1940 Act. Charles M. Royce and/or trusts primarily for the benefit of members of his family may own or acquire substantial amounts of Legg Mason common stock.

        Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. Royce generally effects such purchases and sales of the same security pursuant to Royce's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, Royce places and executes unallocated orders with broker-dealers during the trading day and then allocates the securiti es purchased or sold in such transactions to one or more of Royce's accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it believes should result in fair and equitable treatment to those of its accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund.

        JHC, the sub-investment adviser for Royce Technology Value Fund, generally places its orders for the Fund's portfolio through Royce. Although JHC may select the brokers who effect agency transactions for the Fund, it has agreed to follow policies, procedures and practices substantially similar to those of Royce described above when doing so.


        During each of the three years ended December 31, 1999, 2000 and 2001, the Funds paid brokerage commissions as follows:
Fund	1999	2000	2001
Royce Premier Fund	$884,681	$826,856	$875,806
Royce Micro-Cap Fund	161,722	318,810	154,231
Pennsylvania Mutual Fund	466,564	786,511	707,807
Royce Select Fund	54,130	68,336	28,290
Royce Trust & GiftShares Fund	83,657	98,817	57,275
Royce Total Return Fund	386,684	265,837	546,077
Royce Low-Priced Stock Fund	101,595	488,684	2,326,036
Royce Opportunity Fund	372,382	1,458,902	1,744,551
Royce Special Equity Fund	9,847	9,450	37,272
Royce Value Fund	-	-	3,645*
Royce Value Plus Fund	-	-	6,603*
Royce Technology Value Fund**	-	-	-

______________

 *For the period from June 14, 2001 (commencement of operations) to December 31, 2001
**Commenced operations on December 31, 2001

        During each of the three years ended December 31, 1999, 2000 and 2001, the Funds paid brokerage commissions to Legg Mason Wood Walker as set forth below. Neither Royce nor any of its affiliates received any compensation in connection with the execution of such portfolio security transactions.
Fund	1999	2000	2001
Royce Premier Fund	$23,583	$44,888	$13,414
Royce Micro-Cap Fund	0	1,314	130
Pennsylvania Mutual Fund	4,246	11,000	8,584
Royce Select Fund	525	3,060	0
Royce Trust & GiftShares Fund	420	1,429	330
Royce Total Return Fund	11,994	2,079	2,874
Royce Low-Priced Stock Fund	98	9,270	27,188
Royce Opportunity Fund	2,063	25,557	27,103
Royce Special Equity Fund	0	0	0
Royce Value Fund	0	0	100*
Royce Value Plus Fund	0	0	50*
Royce Technology Value Fund**	-	-	-

______________

 *For the period from June 14, 2001 (commencement of operations) to December 31, 2001
**Commenced operations on December 31, 2001

        For the year ended December 31, 2001, the brokerage commissions paid to Legg Mason Wood Walker by the Funds represented the following percentages of the Funds' aggregate brokerage commissions and of the Funds' aggregate dollar amount of transactions involving the payment of commissions.
	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Transactions
Fund
Royce Premier Fund	1.53%	1.33%
Royce Micro-Cap Fund	0.08%	0.06%
Pennsylvania Mutual Fund	1.21%	1.94%
Royce Select Fund	--	--
Royce Trust & GiftShares Fund	0.58%	0.87%
Royce Total Return Fund	0.53%	0.70%
Royce Low-Priced Stock Fund	1.17%	1.26%
Royce Opportunity Fund	1.55%	1.71%
Royce Special Equity Fund	--	--
Royce Value Fund	2.74%	0.87%
Royce Value Plus Fund	0.76%	0.28%

        During the year ended December 31, 2001, the Funds engaged in an aggregate of $4,146,670 in principal transactions with Legg Mason Wood Walker.

        During each of the three years ended December 31, 1999, 2000 and 2001, the Funds also paid brokerage commissions to Howard, Weil, Labouisse, Friedrichs Inc. ("Howard Weil"), another subsidiary of Legg Mason, as set forth below. Neither Royce nor any of its affiliates received any compensation in connection with the execution of such portfolio security transactions.
Fund	1999	2000	2001
Royce Premier Fund	$12,180	$17,795	$5,118
Royce Micro-Cap Fund	0	750	1,000
Pennsylvania Mutual Fund	2,499	12,117	696
Royce Select Fund	497	1,200	0
Royce Trust & GiftShares Fund	28	2,560	0
Royce Total Return Fund	6,335	7,170	396
Royce Low-Priced Stock Fund	700	4,061	5,400
Royce Opportunity Fund	3,818	4,173	22,190
Royce Special Equity Fund	0	35	0
Royce Value Fund	0	0	42*
Royce Value Plus Fund	0	0	0*
Royce Value Technology Fund**	-	-	-

______________

 *For the period from June 14, 2001 (commencement of operations) to December 31, 2001
**Commenced operations on December 31, 2001

        For the year ended December 31, 2001, the brokerage commissions paid to Howard Weil by the Funds represented the following percentages of the Funds' aggregate brokerage commissions and of the Funds' aggregate dollar amount of transactions involving the payment of commissions.
	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Transactions
Fund
Royce Premier Fund	0.58%	0.93%
Royce Micro-Cap Fund	0.65%	0.21%
Pennsylvania Mutual Fund	0.10%	0.43%
Royce Select Fund	--	--
Royce Trust & GiftShares Fund	--	--
Royce Total Return Fund	0.07%	0.22%
Royce Low-Priced Stock Fund	0.23%	0.29%
Royce Opportunity Fund	1.27%	1.17%
Royce Special Equity Fund	--	--
Royce Value Fund	1.15%	1.93%
Royce Value Plus Fund	--	--

        During the year ended December 31, 2001, the Funds did not engage in any principal transactions with Howard Weil.

        For the year ended December 31, 2001, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

	Aggregate Amount of
	Brokerage Transactions	Commissions Paid
Fund	Having a Research Component	For Such Transactions
Royce Premier Fund	$181,044,172	$475,650
Royce Micro-Cap Fund	18,618,537	91,958
Pennsylvania Mutual Fund	151,324,845	484,863
Royce Select Fund	3,751,036	15,761
Royce Trust & GiftShares Fund	8,613,946	30,336
Royce Total Return Fund	136,252,761	357,537
Royce Low-Priced Stock Fund	344,028,345	1,634,007
Royce Opportunity Fund	239,589,853	1,154,701
Royce Special Equity Fund	5,115,506	16,076
Royce Value Fund	461,361	1,801
Royce Value Plus Fund	546,283	2,482


CODE OF ETHICS AND RELATED MATTERS

        Royce, RFS and The Royce Funds have adopted a Code of Ethics under which directors (other than non-management directors), officers and employees of Royce and RFS ("Royce-related persons") and interested trustees/directors, officers and employees of The Royce Funds are generally prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce account. The Code of Ethics permits such persons to engage in other personal securities transactions if (i) the securities involved are certain debt securities, money market instruments, shares of registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic dividend reinvestment or employer-sponsored automatic payroll-deduction cash purchase plan, (ii) the transactions are either non-volitional or are effected in an account over which such person has no d irect or indirect influence or control or (iii) they first obtain permission to trade from Royce's Compliance Officer and either an executive officer or Senior Portfolio Manager of Royce. The Code contains standards for the granting of such permission, and permission to trade will usually be granted only in accordance with such standards.

        Royce's clients include several private investment companies in which Royce, Royce-related persons and/or other Legg Mason affiliates have (and, therefore, may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 25% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Royce for such private investment company accounts, and transactions for such accounts are subject to Royce's allocation policies and procedures. See "Portfolio Transactions".


        As of March 31, 2002, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of over $47.6 million, and such persons beneficially owned equity interests in Royce-related private investment companies totaling approximately $2.3 million.


        JHC has adopted a Code of Ethics that contains standards and procedures for regulating personal securities transactions of its members, managers, officers and employees.

PRICING OF SHARES BEING OFFERED

        The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net Asset Value Per Share" in the Funds' Prospectuses.

        As set forth under "Net Asset Value Per Share", State Street determines each Fund's net asset value per share at the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m. Eastern Time), on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEMPTIONS IN KIND

        Conditions may arise in the future which would, in the judgment of the Trust's Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust is obligated to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Trust's net assets if that is less) in any 90-day period. Royce would select the securities delivered in payment of redemptions, valued at the same value assigned to them in computing the Fund's net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

TAXATION

        Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

        By so qualifying, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

        The Internal Revenue Service (the "IRS") will impose a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund's actual taxable year ending December 31, if elected) and (iii) the remaining 2% of such amounts if not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

        Each Fund maintains accounts and calculates income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

        Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders. It is currently anticipated that none of the Funds will be eligible to elect to "pass through" such taxes to their shareholders for purposes of enabling them to claim foreign tax credits or other U.S. income tax benefits with respect to such taxes.

        If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), the Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The Fund would include in its investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, it would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders.

        In lieu of being taxable in the manner described above, a Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would need to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. In the event that the Fund makes a mark to market election for the current taxable year, then any resulting gain or loss is reportable as ordinary income or loss. The Fund may make either of these elections with respect to its investments (if any) in PFICs.

        Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Distributions

        For Federal income tax purposes, distributions by each Fund from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Ordinary income generally cannot be offset by capital losses. For corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder's alternative minimum taxable income.) The amount qualifying for the dividends received deduction generally will be limited to the aggregate dividends received by the Fund from domestic corporations. The dividends received deduction for a corporate shareholder may be further reduced or eliminated if th e shares with respect to which dividends are received by the Fund or the corporate shareholder's Fund shares are treated as debt-financed or are deemed to have been held for fewer than 46 days, during a 90 day period beginning 45 days before and ending 45 days after the Fund is entitled to receive such dividends, or under other generally applicable statutory limitations.

        So long as a Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions by the Fund, although fully includible in income, currently are taxed at a lower maximum marginal Federal income tax rate than ordinary income in the case of non-corporate shareholders. Such long-term capital gains are generally taxed at a maximum marginal rate of 20%.

        Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder's basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder's basis, will be taxable as capital gain assuming the shareholder holds Fund shares as capital assets.

        A distribution is treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund's taxable year may be "spilled back" and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

        The Trust will send written notices to shareholders regarding the amount and Federal income tax status as ordinary income or capital gain of all distributions made during each calendar year.

Back-up Withholding/Withholding Tax

        Under the Code, certain non-corporate shareholders who are United States persons may be subject to back-up withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. In addition, the IRS requires the Trust to withhold from distributions to any shareholder who does not certify to the Trust that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor's taxpayer identification number is correct and that such investor is not subject to or is exempt fro m back-up withholding.

        Ordinary income distributions paid to shareholders who are non-resident aliens or which are foreign entities are subject to 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Non-U.S. shareholders are urged to consult their own tax advisers concerning the United States tax consequences to them of investing in a Fund.

Timing of Purchases and Distributions

        At the time of an investor's purchase, a Fund's net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.

Sales, Redemptions or Exchanges of Shares

        Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted basis of the shares and the amount realized on the sale or exchange. Gains for non-corporate shareholders will be taxed at a maximum Federal rate of 20% for shares held for more than 12 months; and, currently, 39.1% (ordinary income rate) for shares held for 12 months or less. For regular corporations, the maximum Federal rate on all income is 35%. The IRS will disallow a loss to the extent that the shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the amount of the disallowed loss will increase the basis of the shares acquired. A loss recognized upon the sale, redemption or other taxable disposition of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. A shareholder's exchange of shares between Funds will be treated for tax purposes as a sale of the Fund shares surrendered in the exchange, and may result in the shareholder's recognizing a taxable gain or loss.

* * *

        The foregoing relates to Federal income taxation. Distributions, as well as any gains from a sale, redemption or other taxable disposition of Fund shares, also may be subject to state and local taxes. Under current law, so long as each Fund qualifies for the Federal income tax treatment described above, it is believed that neither the Trust nor any Fund will be liable for any income or franchise tax imposed by Delaware.

        Investors are urged to consult their own tax advisers regarding the application to them of Federal, state and local tax laws.

Royce Trust & GiftShares Fund

        Gift Taxes

        An investment in Royce Trust & GiftShares Fund may be a taxable gift for Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the year.

        If the Donor selects the Withdrawal Option, the entire amount of the gift will be a "present interest" that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if (i) he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion (currently, $11,000) to the same individual during that year, (ii) the Donor and his or her spouse elects to have any gifts by either of them treated as "split gifts" (i.e., treated as having been made one-half by each of them for gift tax purposes) or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

        If the Donor selects the Accumulation Option, the entire amount of the gift will be a "future interest" for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

        No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal applicable credit for gift tax purposes (currently $1,000,000). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal applicable credit for gift tax purposes that would otherwise be available for future gifts or to the Donor's estate. All gifts of Fund shares may qualify for "gift splitting" with the Donor's spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

        The Donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of those that do follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

        Donors of Fund shares should be aware that contributions after 2009 may be subject to different rules and, therefore, should consult their tax advisers prior to making such contributions.

        Generation-Skipping Transfer Taxes

        If the Beneficiary of a gift of Royce Trust & GiftShares Fund shares is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion will be a taxable transfer for purposes of the Federal generation-skipping transfer tax ("GST tax"). These gifts will now be protected from the GST tax by the automatic allocation of the Donor's GST exemption until his or her cumulative gifts (other than certain gifts qualifying for the annual exclusion or other exclusions) to individuals assigned, under Federal tax law, to the generation level of the Donor's grandchildren or more remote descendants exceed the GST tax exemption (currently, $1,100,000 for 2002 and increasing in uneven stages to $3,500,000 in 2009). The tax rate on transfers subject to the GST tax is the maximum Federal estate tax rate (currently 50% in 2002 and and dropping 1% each year thereafter until it reaches 45% in 2007). The Donor must report gifts subject to the GST tax, whether or not covered by the GST tax exemption, on the Donor's Federal gift tax return. Whether, and the extent to which, an investment in Royce Trust & GiftShares Fund will qualify for the Federal annual gift tax exclusion will depend upon the option selected and other gifts that the Donor and his or her spouse may have made during the year. See "Gift Taxes" above.

        Donors of Fund shares should be aware that contributions after 2009 may be subject to different rules and, therefore, should consult their tax advisers prior to making such contributions.

        Income Taxes

        The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the "owner" of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust's income or capital gains. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary's parents. The Beneficiary will have the option to require the Trustee to pay him or her a portion of the Trust's income and capital gains exercisable annually to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be the lesser of the amount the Beneficiary requests and a fraction of the Trust's ordinary income and short-term capital gains and long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 38.6% and 20%, respectively).

        Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary's Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

        If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income and short-term capital gains (currently, 38.6%), but at a much lower taxable income level (for 2002, $9,200) than would apply to an individual. It is anticipated, however, that most of the income generated by Fund shares will be long-term capital gains, on which the Federal income tax rate is currently limited to 20%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Fede ral income taxes on any of the Trust's income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

        When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition, and no capital gain or loss will be realized by the Beneficiary (or, if he or she has died, by his or her estate) at that time. Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary's estate will have a basis equal to the value of the shares at the Beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

        Consultation With Qualified Tax Adviser

        Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce Trust & GiftShares Fund.

DESCRIPTION OF THE TRUST

Trust Organization

        The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the "Predecessor"), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Royce continuing as the Funds' investment adviser under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust's distributor. A copy of the Trust's Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York. The Trust's business and affairs are managed under the direction of its Board of Trustees.

        The Trust has an unlimited authorized number of shares of beneficial interest, which the Board of Trustees may divide into an unlimited number of series and/or classes without shareholder approval. (Six Funds presently have more than one class of shares.) Shareholders are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if Trustees determine that a matter affects shareholders of only one series or class, then only shareholders of that series or class are entitled to vote on that matter.

        Each of Royce Premier Fund and Royce Opportunity Fund offers three classes of shares, an Investment Class, an Institutional Class and a Financial Intermediary Class. Each of Royce Micro-Cap Fund and Royce Total Return Fund offers four classes of shares, an Investment Class, an Institutional Class, a Financial Intermediary Class and a Consultant Class. Pennsylvania Mutual Fund offers three classes of shares, an Investment Class, a Financial Intermediary Class and a Consultant Class. Royce Trust & GiftShares Fund offers five classes of shares, an Investment Class, an Institutional Class, a Financial Intermediary Class, a Consultant Class and a Consultant B Class. The shares of each class represent a pari passu interest in such Fund's investment portfolio and other assets and have the same redemption and other rights.

        On April 30, 1999, Royce GiftShares Fund and PMF II changed their names to Royce Trust & GiftShares Fund and Royce Opportunity Fund, respectively.

        On August 4, 2000, Royce Total Return Fund acquired all of the assets and assumed all of the liabilities of The REvest Value Fund. The acquisition was accomplished by exchanging shares of Royce Total Return Fund equal in value to the shares of The REvest Value Fund owned by each of its shareholders.

        Each of the Trustees currently in office was elected by the Trust's shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of the shareholder-elected Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust's outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

        The trustee of the Royce Trust & GiftShares Fund trusts will send notices of meetings of Royce Trust & GiftShares Fund shareholders, proxy statements and proxies for such meetings to the trusts' beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all Trust & GiftShares Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as Trust & GiftShares Fund shares for which proxies are returned.

        Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

Shareholder Liability

        Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust's obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

PERFORMANCE DATA

        The Funds' performances may be quoted in various ways. All performance information supplied for the Funds is historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.

Total Return Calculations

        Total returns quoted reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, b ut changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

        In addition to average annual total returns, a Fund's cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

Historical Fund Results

        The following table shows certain of the Funds' total returns for the periods indicated. Such total returns reflect all income earned by each Fund, any appreciation or depreciation of the assets of such Fund and all expenses incurred by such Fund for the stated periods. The table compares the Funds' total returns to the records of the Russell 2000 Index (Russell 2000) and Standard & Poor's 500 Composite Stock Price Index (S&P 500) over the same periods. The comparison to the Russell 2000 shows how the Funds' total returns compared to the record of a broad index of small capitalization stocks. The S&P 500 comparison is provided to show how the Funds' total returns compared to the record of a broad average of common stock prices over the same period. The Funds have the ability to invest in securities not included in the indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and, unlike the Funds, their returns do not include the effect of paying brokerage commissions and other costs and expenses of investing in a mutual fund.

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	Period Ended
Fund	December 31, 2001	Russell 2000	S&P 500

Royce Premier Fund (Investment Class)
1 Year Total Return	9.6%	2.5%	-11.9%
5 Year Average Annual Total Return	12.6	7.5	10.7
10 Year Average Annual Total Return	13.6	11.5	13.0

Royce Micro-Cap Fund (Investment Class)
1 Year Total Return	23.1%	2.5%	-11.9%
5 Year Average Annual Total Return	14.5	7.5	10.7
10 Year Average Annual Total Return	16.2	11.5	13.0

Royce Micro-Cap Fund (Consultant Class)
1 Year Total Return	22.3%	2.5%	-11.9%
Average Annual Total Return since 5-1-98	8.7	1.5	2.2
(commencement of sale of Consultant Class
shares)

Pennsylvania Mutual Fund (Investment Class)
1 Year Total Return	18.4%	2.5%	-11.9%
5 Year Average Annual Total Return	14.1	7.5	10.7
10 year Average Annual Total Return	12.8	11.5	13.0

	Period Ended
Fund	December 31, 2001	Russell 2000	S&P 500

Pennsylvania Mutual Fund (Consultant Class)
1 Year Total Return	17.5%	2.5%	-11.9%
Average Annual Total Return since 6-18-97	12.1	6.3	7.2
(commencement of sale of Consultant Class
shares)

Royce Select Fund (Investment Class)
1 Year Total Return	24.5%	2.5%	-11.9%
Average Annual Total Return since 11-18-98	26.7	8.7	1.4
(commencement of operations)

Royce Trust & GiftShares Fund (Investment Class)
1 Year Total Return	20.5%	2.5%	-9.1%
5 Year Average Annual Total Return	23.5	7.5	10.7
Average Annual Total Return since 12-27-95	23.8	9.1	12.7
(commencement of operations)

Royce Trust & GiftShares Fund (Consultant B Class)
1 Year Total Return	19.2%	2.5%	-11.9%
Average Annual Total Return since 9-26-97	20.7	3.3	6.1
(commencement of sale of Consultant B Class
shares)

Royce Total Return Fund (Investment Class)
1 Year Total Return	14.8%	2.5%	-11.9%
5 Year Average Annual Total Return	12.5	7.5	10.7
Average Annual Total Return since 12-15-93	14.7	10.2	14.0
(commencement of operations)

Royce Low-Priced Stock Fund (Investment Class)
1 Year Total Return	25.1%	2.5%	-11.9%
5 Year Average Annual Total Return	19.7	7.5	10.7
Average Annual Total Return since 12-15-93 (commencement of operations)	18.1	10.2	14.0

Royce Opportunity Fund (Investment Class)
1 Year Total Return	17.3%	2.5%	-11.9%
5 Year Average Annual Total Return	18.7	7.5	10.7
Average Annual Total Return since 11-19-96	19.4	8.3	10.5
(commencement of operations)

	Period Ended
Fund	December 31, 2001	Russell 2000	S&P 500

Royce Opportunity Fund (Financial Intermediary Class)
1 Year Total Return	16.9%	2.5%	-11.9%
Average Annual Total Return since 5-22-00	14.3	3.6	-10.5
(commencement of operations)

Royce Special Equity Fund (Investment Class)
1 Year Total Return	30.8%	2.5%	-11.9%
Average Annual Total Return since 5-1-98	7.0	1.5	2.2
(commencement of operations)

Royce Value Fund (Investment Class)
Cumulative Total Return since 6-14-01	19.2%	-0.6%	-5.2%
(commencement of operations)

Royce Value Plus Fund (Investment Class)
Cumulative Total Return since 6-14-01	21.5%	-0.6%	-5.2%
(commencement of operations)

        During the applicable period ended December 31, 2001, a hypothetical $10,000 investment in certain of the Funds would have grown as indicated below, assuming all distributions were reinvested:
Value of
Fund/Period Commencement Date	Hypothetical Investment at December 31, 2001*
Royce Premier Fund (12-31-91)	$ 35,841
Royce Micro-Cap Fund (12-31-91)	44,891
Pennsylvania Mutual Fund (12-31-81)	155,553
Royce Select Fund (11-18-98)	20,904
Royce Trust & GiftShares Fund (12-27-95)	36,152
Royce Total Return Fund (12-15-93)	30,180
Royce Low-Priced Stock Fund (12-15-93)	38,204
Royce Opportunity Fund (11-19-96)	24,816
Royce Special Equity Fund (5-1-98)	12,802
Royce Value Fund (6-14-01)	11,920
Royce Value Plus Fund (6-14-01)	12,147

__________________

*Represents Investment Class results.

        The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies. The Funds' rankings by Lipper for the one year period ended December 31, 2001, were:
Fund	Lipper Ranking*

Royce Premier Fund	94 out of 259 small-cap core funds
Royce Micro-Cap Fund	54 out of 283 small-cap value funds
Pennsylvania Mutual Fund	100 out of 283 small-cap value funds
Royce Trust & GiftShares Fund	20 out of 259 small-cap core funds
Royce Total Return Fund	170 out of 283 small-cap value funds
Royce Low-Priced Stock Fund	44 out of 283 small-cap value funds
Royce Opportunity Fund	124 out of 283 small-cap value funds
Royce Select Fund	45 out of 283 small-cap value funds
Royce Special Equity Fund	12 out of 283 small-cap value funds

__________________

*Represents Investment Class results.

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Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

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        The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper. As of December 31, 2001, the average included 1,988 large-cap funds, 1,430 multi-cap funds, 870 mid-cap funds, 989 small-cap funds, 177 S&P 500 funds, 204 equity income funds and 32 specialty equity funds.

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        Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.

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        The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors (DFA) U.S. 9-10 Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper boundary of the NYSE ninth decile. As of December 31, 2001, DFA U.S. 9-10 Small Company Fund contained approximately 3,027 stocks, with a median market capitalization of about $74 million.

        The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

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        The S&P SmallCap 600 Index is an unmanaged market-weighted index consisting of approximately 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 2001, the weighted mean market value of a company in this Index was approximately $970 million.

        The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of approximately 2,000 of the smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

        U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills ar e based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

        Royce may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time. In addition, Royce may compare the performance of one or more of the Funds over various time periods and/or market cycles to the record of one or more indices or funds described above.

        From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds in financial or business publications and periodicals, such as KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

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        Morningstar, Inc.'s proprietary risk ratings may be quoted in Fund sales and/or advertising materials. For the three years ended December 31, 2001, the average risk score for the 3,583 domestic equity funds rated by Morningstar with a three-year history was 1.06 and the average risk score for the 665 small company funds rated by Morningstar with a three-year history was 1.16. For the three years ended December 31, 2001, the risk scores for the Funds with a three-year history, and their ranks within Morningstar's equity funds category and its small company category were as follows:
	Morningstar	Percentile Rank* within Morningstar Category of
Fund	Risk Score	Equity Funds	Small Company Funds

Premier	0.70	16%	20%
(Investment Class)

Micro-Cap	0.74	22%	26%
(Investment Class)

Pennsylvania Mutual	0.63	8%	12%
(Investment Class)

Trust & GiftShares	0.73	20%	25%
(Investment Class)

Total Return	0.50	2%	5%
(Investment Class)

Low-Priced Stock	0.77	25%	28%
(Investment Class)

Royce Opportunity	0.78	27%	30%
(Investment Class)

Royce Special Equity	0.51	3%	5%
(Investment Class)

__________________

* Represents a Fund's ranking within Morningstar category with 1 percentile representing the lowest risk score and 100 percentile representing the highest risk score.

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        The Funds' performances may also be compared to those of other compilations or indices.

        Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares were purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of declining price levels.

        The Funds may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $2,000 annual investment earning a taxable return of 8% annually would have an after-tax value of $177,887 after thirty years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have a value of $244,692 after thirty years.

Risk Measurements

        Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

        Standard Deviation. The risk associated with a fund or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk can be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period.

        Return Per Unit of Risk. This is a measure of a fund's risk adjusted return and is calculated by dividing a fund's average annual total return by its annualized standard deviation over a designated time period.

        Beta. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market.

        Morningstar Risk. The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the underperformances of the fund relative to the riskless T-bill return. It then compares this statistic to those of other funds in the same broad investment class.

        Sharpe Ratio. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return ("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that would have been earned on a riskless investment per unit of total risk assumed.

        Treynor Ratio. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that would have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

        Jensen's Alpha. This is the difference between a fund's actual returns and those that would have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

        Morningstar Star Ratings. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

        None of the quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

SCHEDULE FOR COMPUTATION OF
PERFORMANCE QUOTATIONS PROVIDED IN ITEM 21

        This Schedule illustrates the growth of a $1,000 initial investment in each Fund of the Trust by applying the "Annual Total Return" and the "Average Annual Total Return" percentages set forth in this Registration Statement in response to Item 21 to the following total return formula:
P(1+T)[n] = ERV

Where:	P	=	a hypothetical initial payment of $1,000

	T	=	average annual total return

	n	=	number of years

	ERV	=	ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1, 5 or 10 year or other periods at the end of the 1, 5 or 10 year or other periods.

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Royce Premier Fund

	(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2001:

$1,000 (1+ .096)[1] = $1,096 ERV

	(b)	5 Year ERV of a $1,000 investment for the five (5) year period ended December 31, 2001:

$1,000 (1+ .126)[5] = $1,808 ERV

	(c)	ERV of a $1,000 investment for the ten (10) year period ended December 31, 2001:

$1,000 (1+ .136)[10] = $3,580 ERV

Royce Micro-Cap Fund (Investment Class)

	(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2001:

$1,000 (1+ .231)[1] = $1,231 ERV

	(b)	5 Year ERV of a $1,000 investment for the five year ended December 31, 2001:

$1,000 (1+ .145)[5] = $1,970 ERV

	(c)	ERV of a $1,000 investment for the ten (10) year period ended December 31, 2001:

$1,000 (1+ .162)[10] = $4,493 ERV

Royce Micro-Cap Fund (Consultant Class)

	(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2001:

$1,000 (1+ .223)[1] = $1,223 ERV

	(b)	ERV of a $1,000 investment for the period from the Fund's inception on May 4, 1998 through December 31, 2001:

$1,000 (1+ .088)3.66 = $1,360 ERV

Royce Low-Priced Stock Fund

	(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2001:

$1,000 (1+ .251)[1] = $1,251 ERV

	(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2001:

$1,000 (1+ .197)[5] = $2,464 ERV

	(c)	ERV of a $1,000 investment for the period from the Fund's inception on December 15, 1993 through December 31, 2001:

$1,000 (1+ .181)8.04 = $3,828 ERV

Royce Total Return Fund (Investment Class)

	(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2001:

$1,000 (1+ .148)[1] = $1,148 ERV

	(b)	5 Year ERV of a $1,000 investment for the five year period ended December 31, 2001:

$1,000 (1+ .125)[5] = $1,805 ERV

	(c)	ERV of a $1,000 investment for the period from the Fund's inception on December 15, 1993 through December 31, 2001:

$1,000 (1+ .147)8.04 = $3,022 ERV

Royce Total Return Fund (Consultant Class)

	(a)	ERV of a $1,000 investment for the period from the Fund's inception on October 16, 2001 through December 31, 2001:

$1,000 (1+ .581).208 = $1,100 ERV

Pennsylvania Mutual Fund (Investment Class)

	(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2001:

$1,000 (1+ .184)[1] = $1,184 ERV

	(b)	5 Year ERV of a $1,000 investment for the five (5) year period ended December 31, 2001:

$1,000 (1+ .141)[5] = $1,935 ERV

	(c)	10 Year ERV of a $1,000 investment for the ten (10) year period ended December 31, 2001:

$1,000 (1+ .128)[10] = $3,328 ERV

Pennsylvania Mutual Fund (Consultant Class)

	(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2001:

$1,000 (1+ .175)[1] = $1,175 ERV

	(b)	ERV of a $1,000 investment for the period from the Fund's inception on June 18, 1997 through December 31, 2001:

$1,000 (1+ .122)4.54 = $1,684 ERV

Royce Trust & GiftShares Fund (Investment Class)

	(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2001:

$1,000 (1+ .205)[1] = $1,205 ERV

	(b)	5 Year ERV of a $1,000 investment for the five (5) year period ended December 31, 2001:

$1,000 (1+ .235)[5] = $2,874 ERV

	(c)	ERV of a $1,000 investment for the period from the Fund's inception on December 27, 1995 through December 31, 2001:

$1,000 (1+ .238)6.014 = $3,617 ERV

Royce Trust & GiftShares Fund (Consultant Class)

	(a)	ERV of a $1,000 investment for the period from the Fund's inception on December 7, 2001 through December 31, 2001:

$1,000 (1+ .411).066 = $1,023 ERV

Royce Trust & GiftShares Fund (Consultant B Class)

	(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2001:

$1,000 (1+ .192)[1] = $1,192 ERV

	(b)	ERV of a $1,000 investment for the period from the Fund's inception on September 26, 1997 through December 31, 2001:

$1,000 (1+ .206)4.266 = $2,225 ERV

Royce Opportunity Fund (Investment Class)

	(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2001:

$1,000 (1+ .173)[1] = $1,173 ERV

	(b)	5 year ERV of a $1,000 investment for the five (5) year period ended December 31, 2001:

$1,000 (1+ .187)[5] = $2,358 ERV

	(c)	ERV of a $1,000 investment for the period from the Fund's inception on November 17, 1996 through December 31, 2001:

$1,000 (1+ .194)5.118 = $2,480 ERV

Royce Opportunity Fund (Financial Intermediary Class)

	(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2001:

$1,000 (1+ .169)[1] = $1,169 ERV

	(b)	ERV of a $1,000 investment for the period from the Fund's inception on May 22, 2000 through December 31, 2001:

1,000 (1+ .143)1.609 = $1,239 ERV

Royce Opportunity Fund (Institutional Class)

	(a)	ERV of a $1,000 investment for the period from the Fund's inception on December 12, 2001 through December 31, 2001:

1,000 (1+ .902).052 = $1,034 ERV

Royce Special Equity Fund

	(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2001:

$1,000 (1+ .308)[1] = $1,308 ERV

	(b)	ERV of a $1,000 investment for the period from the Fund's inception on May 1, 1998 through December 31, 2001:

$1,000 (1+ .070)3.6712 = $1,282 ERV

Royce Select Fund

	(a)	1 Year Ending Redeemable Value ("ERV") of a $1,000 investment for the one year period ended December 31, 2001:

$1,000 (1+ .245)[1] = $1,245 ERV

	(b)	ERV of a $1,000 investment for the period from the Fund's inception on November 18, 1998 through December 31, 2001:

$1,000 (1+ .267)3.12 = $2,092 ERV

Royce Value Fund

	(a)	ERV of a $1,000 investment for the period from the Fund's inception on June 14, 2001 through December 31, 2001:

$1,000 (1+ .378).548 = $1,192 ERV

Royce Value Plus Fund

	(a)	ERV of a $1,000 investment for the period from the Fund's inception on June 14, 2001 through December 31, 2001:

$1,000 (1+ .427).548 = $1,215 ERV

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PART C -- OTHER INFORMATION

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Item 23.		Exhibits:

The exhibits required by Items (a) through (c), (e) to (i), (k) to (m) and (p), to the extent applicable to the Registrant, have been filed with Registrant's initial Registration Statement (No. 2-80348) and Post-Effective Amendment Nos. 4, 5, 6, 8, 9, 11, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 38, 40, 41, 42, 43, 46, 47, 48, 51, 52, 53, 54, 55, 56, 57 and 58 thereto and, with respect to Pennsylvania Mutual Fund, its initial Registration Statement (No. 2-19995) and Post-Effective Amendment Nos. 43, 45, 46, 47, 48, 49, 51, 52, 53, 56, 58, 59 and 60, and are incorporated by reference herein.

(d)

Investment Advisory Fee Waiver Agreement for Royce Trust & GiftShares Fund (Consultant Class), dated April 25, 2002.

Investment Advisory Fee Waiver Agreement for Royce Value Fund (Investment Class), dated April 25, 2002.

Investment Advisory Fee Waiver Agreement for Royce Value Plus Fund (Investment Class), dated April 25, 2002.

	(j)	Consent of PricewaterhouseCoopers LLP, dated April 29, 2002.

(n)

Rule 18f-3 Plan for Pennsylvania Mutual Fund, dated December 15, 2001.

Rule 18f-3 Plan for Royce Micro-Cap Fund, dated December 15, 2001.

Rule 18f-3 Plan for Royce Total Return Fund, dated December 15, 2001.

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Item 24. Persons Controlled by or Under Common Control With Registrant

There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification

(a) Article IX of the Trust Instrument of the Registrant provides as follows:

"ARTICLE IX

LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any other Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officers of the trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Tr ust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

INDEMNIFICATION

Section 2.

(a)	Subject to the exceptions and limitations contained in Section 2(b) below:

	(i)	Every person who is, or has been, a Trustee or officer of the

Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

	(ii)	The words "claim", "action", "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

	(i)	Who shall, in respect of the matter or matters involved,

adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

	(ii)	In the event of a settlement, unless there has been a
determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,
(A) By the court or other body approving the settlement;

(B) By a majority of those Trustees who are neither Interested
Persons of the Trust nor are parties to the matter, based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) By written opinion of independent legal counsel, based
upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)	Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

(b)(1)	Paragraph 8 of the Investment Advisory Agreements by and between the
Registrant and Royce & Associates, Inc. (formerly named Quest Advisory Corp.) provides as follows:

	"8.	Protection of the Adviser. The Adviser (or any sub-investment adviser as may be applicable) shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

(b)(2)	Paragraph 7 of the Investment Subadvisory Agreement between
Royce & Associates, Inc. and JHC Capital Management, LLC provides as follows:

	"7.	Liability and Indemnification.
(a)

The Subadviser shall not be liable to the Adviser for any action taken or omitted to be taken by the Subadviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as a sub-investment adviser of the Series, and the Adviser shall indemnify the Subadviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Subadviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Series or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Subadviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as a sub-investment adviser of the Series. Notwithstanding the preceding sente nce of this Section 7(a) to the contrary, nothing contained herein shall protect or be deemed to protect the Subadviser against or entitle or be deemed to entitle the Subadviser to indemnification in respect of, any liability to the Series or its security holders or to the Adviser to which the Subadviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

(b)

The Adviser shall not be liable to the Subadviser for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Series, and the Subadviser shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Series or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Subadviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as a sub-investment adviser of the Series to the extent that any such action or omissio n by the Subadviser involves willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under this Agreement.

(c)

The Subadviser shall indemnify each of the Adviser and the Series and hold each of them harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser or the Series in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Series or its security holders) arising out of or otherwise based upon any actual or alleged untrue statement of a material fact contained in the Prospectus and/or SAI, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Series or the actual or alleged omission to state therein a material fact known or that should have been known to the Subadviser which was required to be stated therein or necessary to make the statements therein not misleading, but only to the extent that such statement or omission was m ade in reliance upon written information furnished to the Adviser or the Fund by the Subadviser for use therein.

(d)

The Adviser shall indemnify the Subadviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Subadviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Series or its security holders) arising out of or otherwise based upon any actual or alleged untrue statement of a material fact contained in the Prospectus and/or SAI, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Series or the actual or alleged omission to state therein a material fact known or that should have been known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, except to the extent that any such statement or omission was made in reliance upon written information furnished to the Adv iser or the Fund by the Subadviser for use therein.

(c) Paragraph 9 of the Distribution Agreement made October 1, 2001 by and between the
Registrant and Royce Fund Services, Inc. (formerly named Quest Distributors, Inc.) provides as follows:

	"9.	Protection of the Distributor. The Distributor shall not be

liable to the Fund or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performanceof any of its duties or o bligations under thisAgreement or otherwise as an under writer of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

Determinations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the action, suit or other proceeding or (b) an independent legal counsel in a written opinion."

Item 26. Business and Other Connections of Investment Advisers

Reference is made to the filings on Schedule D to the Form ADV, as amended, of each of Royce & Associates, Inc. and JHC Capital Management, LLC for Registration as Investment Adviser under the Investment Advisers Act of 1940.

Item 27. Principal Underwriters

Royce Fund Services, Inc. is the Registrant's principal underwriter in connection with the sale of shares of the Registrant. The following are the directors and officers of Royce Fund Services, Inc., the principal place of business of which is 1414 Avenue of the Americas, New York, New York 10019.

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Name	Positions and Offices with Underwriter	Positions and Offices with Fund

Charles M. Royce	Director, Secretary	President
John D. Diederich	President	Director of Administration, Vice President
Jack E. Fockler, Jr.	Vice President	Vice President

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Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

The Royce Fund
1414 Avenue of the Americas
10th Floor
New York, New York 10019

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02101

Item 29. Management Services

State Street Bank and Trust Company, a Massachusetts trust company ("State Street"),

provides certain management-related services to the Registrant pursuant to a Custodian Contract made as of December 31, 1985 between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, has contracted with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and to assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services are rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.

Registrant paid the following fees to State Street for services rendered pursuant to the Custodian
Contract, as amended, for each of the three (3) fiscal years ended December 31:

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2001:	$834,117
2000:	$689,663
1999:	$501,414

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Item 30. Undertakings

None.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of April, 2002.

          The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than on listed in paragraph (b)(1) of such Rule or one for which the commission approved a filing under paragraph (b)(1)(ix) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant's Registration Statement; (ii) the effective date of the Registrant's most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

THE ROYCE FUND

By: /s/ Charles M. Royce
Charles M. Royce, President

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Charles M. Royce Charles M. Royce	President, Treasurer and Trustee (Principal Executive, Accounting and Financial Officer)	4/26/2002
/s/ Donald R. Dwight Donald R. Dwight	Trustee	4/26/2002
/s/ Mark R. Fetting Mark R. Fetting	Trustee	4/26/2002
/s/ Richard M. Galkin Richard M. Galkin	Trustee	4/26/2002
/s/ Stephen L. Isaacs Stephen L. Isaacs	Trustee	4/26/2002
/s/ William L. Koke William L. Koke	Trustee	4/26/2002
/s/ David L. Meister David L. Meister	Trustee	4/26/2002
/s/ G. Peter O'Brien G. Peter O'Brien	Trustee	4/26/2002

NOTICE

          A copy of the Declaration of Trust of The Royce Fund is on file with the Secretary of State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant